     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2008.

                                                             FILE NO. 333-127380

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 5                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 116                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2007 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

    This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2008. However, it will also be distributed to owners who purchase their policy before May 1, 2008.

    Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOTapply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2008. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD QUANTUM II
VARIABLE UNIVERSAL LIFE INSURANCE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800)-231-5453


PROSPECTUS DATED: MAY 1, 2008


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Hartford Quantum II variable universal life insurance policy (the "Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable universal life insurance policy. Some policy features may not be available in some states.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Policy is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient Premium Payments to us and we agree to pay a death benefit to your beneficiary or pay the other benefits described in this Prospectus. Some policy features may not be available in some states and there may be differences in your Policy from descriptions contained in this Prospectus because of differences in state law. Your actual Policy and any endorsements are the controlling documents.

This Policy is a flexible premium variable universal life insurance policy. It is:


X Flexible because you may increase, generally, you may decide when to make premium payments and in what amounts.


X Variable because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select including the Fixed Account and the Benefit Account.

You may allocate your Premium Payments after we deduct any applicable charges and premium taxes, which we call your Net Premium Payment, to two parts of your Policy. The first part is the BENEFIT ACCOUNT. This account supports the Policy's Face Amount and policy riders. Premiums allocated to the Benefit Account, in addition to other transactions, are also used to determine if the POLICY PROTECTION BENEFIT is available. This benefit can prevent your Policy from lapsing and is described in this Prospectus and your Policy.


In addition, you may allocate your Premium Payments to the INVESTMENT ACCOUNT. This account is made up of the Fixed Account along with the Sub-Accounts listed below. The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.



AIM VARIABLE INSURANCE FUNDS



  AIM V.I. Capital Appreciation Fund -- Series I
  AIM V.I. Capital Development Fund -- Series I
  AIM V.I. International Growth Fund -- Series I*
  AIM V.I. Mid Cap Core Equity Fund -- Series I
  AIM V.I. Small Cap Equity Fund -- Series I



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS International Growth
  Portfolio -- Class B
  AllianceBernstein VPS International Value
  Portfolio -- Class B
  AllianceBernstein VPS Small/Mid Cap Value
  Portfolio -- Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth
  Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth -- Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity VIP Contrafund(R) Portfolio -- Service Class 2
  Fidelity VIP Equity-Income Portfolio -- Initial Class
  Fidelity VIP Equity-Income Portfolio -- Service Class 2
  Fidelity VIP Freedom 2010 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2020 Portfolio -- Service Class 2*
  Fidelity VIP Freedom 2030 Portfolio -- Service Class 2*
  Fidelity VIP Mid Cap Portfolio -- Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Income Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1*
  Mutual Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Global Income Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford Value Opportunities HLS Fund -- Class IA



HARTFORD SERIES FUND, INC.



  Hartford Advisers HLS Fund -- Class IA
  Hartford Capital Appreciation HLS Fund -- Class IA*
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford International Small Company HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Mortgage Securities HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Stock HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA



LORD ABBETT SERIES FUND, INC.



  Lord Abbett America's Value Portfolio -- Class VC
  Lord Abbett Bond-Debenture Portfolio -- Class VC*
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) New Discovery Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class*



OPPENHEIMER VARIABLE ACCOUNT FUNDS



  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund(R)/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares*



PUTNAM VARIABLE TRUST



  Putnam VT Capital Opportunities Fund -- Class IB
  Putnam VT Diversified Income Fund -- Class IB*
  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Growth and Income Fund -- Class IB
  Putnam VT High Yield Fund -- Class IB
  Putnam VT Income Fund -- Class IB
  Putnam VT International Equity Fund -- Class IB
  Putnam VT New Opportunities Fund -- Class IB
  Putnam VT Small Cap Value Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



  Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II*
  Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class II



VAN KAMPEN LIFE INVESTMENT TRUST



  Van Kampen LIT Comstock Portfolio -- Class II



*   These funds are available to policies on or after May 12, 2008.


The Benefit Account, Investment Account, including the Fixed Account and Sub-Accounts, are individually and collectively referred to as "Investment Choices."

This Policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.


This life insurance Policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     6
  Hartford Life Insurance Company                                              6
  Harford Life and Annuity Insurance Company                                   9
ABOUT US                                                                      17
  The Insurance Companies                                                     17
  The Separate Accounts                                                       17
THE FIXED ACCOUNT AND THE BENEFIT ACCOUNT                                     17
  The Funds                                                                   17
CHARGES AND DEDUCTIONS                                                        24
GENERAL DESCRIPTION OF THE POLICY                                             30
POLICY LIMITATIONS                                                            31
HOW THE POLICY WORKS                                                          35
DEATH BENEFITS                                                                40
SURRENDERING AND MAKING WITHDRAWALS FROM YOUR POLICY                          42
LOANS                                                                         43
LAPSE AND REINSTATEMENT                                                       44
FEDERAL TAX CONSIDERATIONS                                                    45
LEGAL PROCEEDINGS                                                             50
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        50
ILLUSTRATIONS OF POLICY BENEFITS                                              50
FINANCIAL STATEMENTS                                                          50
GLOSSARY OF SPECIAL TERMS                                                     51
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT
VALUES AND CASH SURRENDER VALUES                                              53
WHERE YOU CAN FIND MORE INFORMATION                                           58

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY


DEATH BENEFIT -- Since this is a life insurance policy, the primary reason to purchase it is for the death benefit. While the Policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.


POLICY PROTECTION BENEFIT -- If the Policy Protection Test is met, this benefit will prevent the policy from entering default if on any Monthly Activity Date Your Policy value is not sufficient to cover the Monthly Deductions Amount unless indebtedness exceeds cash value. This benefit is commonly referred to as a "secondary no-lapse death benefit guarantee."

FLEXIBILITY -- This Policy is designed to be flexible to help meet your specific life insurance needs. You have the flexibility to choose investment options, and the amount and timing of the Premium Payments you make.

INVESTMENT CHOICES -- You may elect to invest in up to twenty total Investment Choices at any one time. You may choose from a variety of Sub-Accounts, the Fixed Account, and the Benefit Account.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the Policy for cancellation after you receive it. See "General Description of the Policy -- Policy Rights."


LOANS -- You may use this policy as collateral to obtain a loan from Us.


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the Policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS AND OTHER BENEFITS -- You may select from a variety of riders and other benefits that are available at this time.


ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.


RISKS OF YOUR POLICY

THIS IS A BRIEF DISCUSSION OF SOME OF THE RISKS OF YOUR POLICY. EACH RISK IS DISCUSSED IN MORE DETAIL IN THE RELATED SECTION OF THIS PROSPECTUS.

IMPACT OF TRANSACTIONS ON POLICY PROTECTION BENEFIT AND POLICY PROTECTION ACCOUNT -- Policy transactions such as transfers, withdrawals, and loans, from the Benefit Account will have a negative impact on the availability of the Policy Protection Benefit. In addition, since premium payments applied to the Investment Account do not impact the value of the Policy Protection Account, the protection provided by the Policy Protection Benefit may not be available even if substantial premium payments have been applied to the Policy. Therefore, you should work with your registered representative to determine the proper allocation of premium payments between the Investment Account and Benefit Account to meet your objectives.


INVESTMENT PERFORMANCE RISK -- The value of your Policy will fluctuate with the performance of the Sub-Accounts you choose in your Investment Account. The Sub-Accounts may decline in value, or they may not perform to your expectations. Assets in the Sub-Accounts are not guaranteed. You bear the investment risk of any Account Value in the Sub-Accounts. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The Policy is designed for long term financial planning. You should not purchase the Policy to meet short-term goals or if you will need the Premium Payment in a short time period.

RISK OF LAPSE -- Your Policy could terminate, or "lapse", if the value of the Policy becomes too low to support the Policy's monthly charges and the Policy Protection Benefit is not available or if the policy indebtedness exceeds cash value. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the Policy from terminating.

WITHDRAWAL LIMITATIONS -- Withdrawals are not allowed in the first policy year. After the first Policy Year, one partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's Death Benefit, may increase the risk of policy lapse, are subject to a withdrawal charge and may be subject to a surrender charge.

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WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge. In addition, withdrawals from the Benefit Account will adversely impact the availability of the Policy Protection Benefit.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. Transfer charges may apply.

LOANS -- Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on the Policy's Account Value, and will reduce the death proceeds. In addition, loans will adversely impact the availability of the Policy Protection Benefit.

TAX RISKS -- We anticipate that the Policy should generally be treated as a life insurance contract under Federal tax law. There is less guidance, however, with respect to Policies issued on a substandard risk basis, and it is not clear whether such Policies will be treated as life insurance under all circumstances. You should consult with and rely on the advice of your own tax advisor.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the Policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected tax benefits of purchasing this Policy.

CREDIT RISK -- Any guarantee provided by the Policy or any rider, and the Fixed Account and Benefit Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

RISKS OF INVESTMENT IN THE FUNDS

A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Each fund has its own goal, investment objective and investment strategies that affect the risks associated in investing in that Fund. There is no assurance that a Fund will achieve their stated goal and/or investment objective and Fund fees and expenses may increase.

6

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

This table describes the maximum fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, take a withdrawal from the Policy or transfer account value between investment options. Your specific fees and charges are described on the specification page of your Policy. Charges may vary depending on the date your contract is issued.

TRANSACTION FEES


       CHARGE                      WHEN DEDUCTED                                          AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge (1)    When you make a Premium Payment where     Maximum Charge
                      all or a portion of it is allocated to    6.25% of each premium payment allocated to the Benefit Account and
                      the Benefit Account and when you          of any value transferred from the Investment Account to the Benefit transfer amounts to the Benefit Account.  Account.
Tax Charge            When you make a Premium Payment           A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and
                                                                4%.This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Benefit Account       If you surrender your policy:             Minimum Charge for 1st year surrender
Surrender Charge      - During the first 19 Policy Years        $7.61 per $1,000 of initial Face Amount for a 18 year-old female
                      - Within 19 policy years of an increase   preferred non-nicotine.
                      in your Face Amount under the Cost of     Maximum Charge for 1st year surrender
                      Living Adjustment Rider, if elected       $37.17 per $1,000 of initial Face Amount for a 65 year-old female standard non-nicotine.
                                                                Charge for a representative insured for 1st year surrender
                                                                $28.64 per $1,000 of initial Face Amount for a 55 year-old male standard non-nicotine.
Investment Account    - If you surrender your policy within 7   Maximum Charge: 7% of the amount surrendered or withdrawn.
Surrender Charge (4)  policy years of allocating a premium
                      payment to the Investment Account
                      - If you make a withdrawal from the
                      Investment Account within 7 policy years
                      of allocating a premium payment to the
                      Investment Account
Total Overall         When you make a surrender                 Maximum Charge: See the Benefit Account Surrender Charge and the
Maximum Surrender                                               Investment Account Surrender Charge sections above.
Charges (both
Benefit Account
Surrender Charges
and Investment
Account Charges) (5)
Administrative        When you request a transfer after the     Maximum Charge: $25 per transfer.*
Transfer Fee          first requested transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*
Investment Account    When you request to transfer value from   Maximum Charge: 3% of the amount transferred
Transfer Charge       the Investment Account to the Benefit
                      Account and the transfer is made within
                      5 years of allocating the premium to the
                      Investment Account


*   Not currently being assessed.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the fees and expenses of the underlying mutual funds you may select.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.005471 per $1,000 of the net amount at risk for a 27-year-old
POLICIES ISSUED                                                 female preferred non-nicotine.
BEFORE SEPTEMBER 10,                                            Maximum Charge
2007) (2)                                                       $6.522826 per $1,000 for an 85-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $0.180200 per $1,000 of the net amount at risk for a 55-year-old male standard non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015000 per $1,000 of the net amount at risk for a 5-year-old
POLICIES ISSUED ON                                              female standard non-nicotine in the first policy year.
OR AFTER SEPTEMBER                                              Maximum Charge
10, 2007) (2)                                                   $12.186667 per $1,000 of the net amount at risk for a male 85 standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.485000 per $1,000 of the net amount at risk for a 55-year-old male standard non-nicotine in first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.1125% (1.35% annually) of the amounts invested in
Expense Risk Charge                                             any Sub-Accounts.
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge                                                          $0.1667 ($2.00 annually) per $1,000 of initial Face Amount for a
                                                                0-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $2.50 ($30.00 annually) per $1,000 of initial Face Amount for a
                                                                85-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $0.4583 ($5.50 annually) per $1,000 of initial Face Amount for a
                                                                55-year-old male standard non-nicotine.
Monthly               Monthly.                                  Maximum: $10
Administrative
Charge
Loan Interest Rate    Monthly, if you have taken a loan on      Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness
(3)                   your Policy.


(1) The maximum premium charge is 6.25% of each Premium Payment in Policy Years 1 through 20 and 4.25% of each Premium Payment in Policy Years 21 or more.

(2) This charge depends on the individual characteristics of the insured (e.g., age, risk class). Each increase in the Face Amount due to the Cost of Living Adjustment Rider will be treated as a separate insurance segment and therefore the Monthly per $1,000 Charge, the Benefit Account Surrender Charge and Cost of Insurance Charge for each such insurance segment will depend on the individual characteristics of the insured at the time of the increase. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) During Policy Years 1 - 10 the Loan Interest Rate is 5.0% for all Policy Loans. During Policy Years 11 and later the maximum Loan Interest Rate is 3.25% for preferred loans and 4.25% for non preferred loans. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

(4) The Policy is subject to an overall Maximum Surrender Charge which combines the Benefit Account Surrender Charges and the Investment Account Surrender Charge.

(5) The Total Overall Maximum Surrender Charge is a limit or cap on the actual amount of the surrender charges that can be assessed each year under both the Benefit Account Surrender Charge and the Investment Account Surrender Charge. The Total Overall Maximum Surrender Charge is reduced by surrender charges incurred as a result of surrenders from the Investment Account.

8

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ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED


   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider                                                   policy year.
(AVAILABLE FOR                                                  Maximum Charge
POLICIES ISSUED                                                 $0.199 per $1 of specified amount for a 59-year-old female in the
BEFORE MARCH 12,                                                first policy year.
2007) (1)                                                       Charge for a representative insured
                                                                $.0.088 per $1 of specified amount for a 55-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.039 per $1 of specified amount for a 30-year-old male in policy
Benefit Rider                                                   year 1.
(AVAILABLE FOR                                                  Maximum Charge
POLICIES ISSUED ON                                              $0.107 per $1 of specified amount for a 59-year-old female in policy
OR AFTER MARCH 12,                                              year 1.
2007)                                                           Charge for a representative insured
                                                                $0.067 per $1 of specified amount for a 55-year-old male in policy year 1.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.158 per $1,000 of the net amount at risk for a 55-year-old in the first policy year.
Monthly Deduction     Monthly.                                  Minimum Charge
Amount Waiver Rider                                             6.9% of the monthly deduction amount for a 20-year-old male preferred non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                21.80% of the monthly deduction amount for a 55-year old male preferred non-nicotine in the first policy year.
Child Rider           Monthly.                                  The fee is $0.50 per $1,000 of Child Rider coverage for all children
Policy Continuation   When you exercise the benefit.            Maximum Charge: 7% of Account Value
Rider


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

-------------------------------------------------------------------------------

FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy. Charges may vary depending on the date your contract is issued.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge (1)    When you make a premium payment where     Maximum Charge
                      all or a portion of it is allocated to    6.25% of each premium payment allocated to the Benefit Account and
                      the Benefit Account and when you          of any value transferred from the Investment Account to the Benefit transfer amounts to the Benefit Account.  Account.
Tax Charge            When you make a premium payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Benefit Account       When you surrender your policy:           Minimum Charge for 1st year surrender
Surrender Charge      - During the first 19 Policy Years        $9.26 per $1,000 of the initial Face Amount for an 0-year- old
                      - Within 19 policy years of an increase   female.
                      in your Face Amount under the Cost of     Maximum Charge for 1st year surrender
                      Living Adjustment Rider, if elected.      $53.74 per $1,000 of the initial Face Amount for a 65-year-old male preferred non-nicotine.
                                                                Charge for representative insured for 1st year surrender
                                                                $37.82 per $1,000 of the initial Face Amount for a 58-year-old male standard non-nicotine.
Investment Account    - If you surrender your policy within 7   Maximum Charge: 7% of the amount surrendered or withdrawn.
Surrender Charge (3)  years of allocating a premium payment to the Investment Account
                      - If you make a withdrawal from the
                      Investment Account within 7 policy years
                      of allocating a premium payment to the
                      Investment Account
Total Overall         When you make a surrender                 See The Benefit Account Surrender Charge and The Investment Account
Maximum Surrender                                               Surrender Charge sections above.
Charges (both
Benefit Account
Surrender Charges
and Investment
Account Charges) (4)
Administrative        When you make a transfer after the first  Maximum Charge: $25 per transfer.*
Transfer Fee          transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.
Investment Account    When your request to transfer value from  Maximum Charge: 3% of the amount transferred.
Transfer Charge       the Investment Account to the Benefit
                      Account and the transfer is made within
                      5 years of allocating the premium to the
                      Investment Account.


(1) The maximum premium charge is 6.25% of each Premium Payment in Policy Years 1 through 20 and 4.25% of each Premium Payment in Policy Years 21 or more.

(2) This charge varies based on individual characteristics of the insured (e.g., age, risk class). Each increase in the Face Amount due to the Cost of Living Adjustment Rider will be treated as a separate insurance segment and therefore the Monthly per $1,000 Charge, the Benefit Account Surrender Charge and Cost of Insurance Charge for each such insurance segment will depend on the individual characteristics of the insured at the time of the increase. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The Policy is subject to an overall Maximum Surrender Charge which combines the Benefit Account Surrender Charges and the Investment Account Surrender Charge.

(4) The Total Overall Maximum Surrender Charge is a limit or cap on the actual amount of the surrender charge that can be assessed each year under both the Benefit Account Surrender Charge and the Investment Account Surrender Charge. The Total Overall Maximum Surrender Charge is reduced by surrender charges incurred as a result of surrenders from the Investment Account.

*   Not currently being assessed.

10

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.005471 per $1,000 of the net amount at risk for a 27-year-old
POLICIES ISSUED                                                 female preferred plus non-nicotine in 1stpolicy year.
BEFORE SEPTEMBER 10,                                            Maximum Charge
2007) (1)                                                       $83.333333 per $1,000 of the net amount at risk.
                                                                Charge for a representative insured
                                                                $0.220039 per $1,000 of the net amount at risk for a 58-year-old male standard non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015000 per $1,000 of the net amount at risk for a 5-year old
POLICIES ISSUED ON                                              female standard non-nicotine.
OR AFTER SEPTEMBER                                              Maximum Charge
10, 2007) (1)                                                   $79.31167 per $1,000 of the net amount at risk.
                                                                Charge for a representative insured
                                                                $0.646667 per $1,000 of the net amount at risk for a 58-year-old male standard non-nicotine in first policy year.
Mortality and         Monthly.                                  0.1125% (1.35% annually) of the amounts invested in any
Expense Risk Charge                                             Sub-Accounts.
Monthly Per $1,000    Monthly.                                  Minimum Charge
Charge                                                          $0.1667 ($2.00 annually) per 1,000 of initial Face Amount for a
                                                                0-year-old male.
                                                                Maximum Charge
                                                                $2.50 ($30.00 annually) per $1,000 of initial Face Amount for a
                                                                85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                $0.5388 ($6.47 annually) per $1,000 of initial Face Amount for a
                                                                58-year-old male standard non-nicotine.
Monthly               Monthly.                                  Maximum: $10
Administrative
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness annually
(2)                   policy.


(1) This charge varies based on individual characteristics of the insured (e.g., age, risk class). Each increase in the Face Amount due to the Cost of Living Adjustment Rider will be treated as a separate insurance segment and therefore the Monthly per $1,000 Charge, the Benefit Account Surrender Charge and Cost of Insurance Charge for each such insurance segment will depend on the individual characteristics of the insured at the time of the increase. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Policy Loans. During policy years 11 and later the maximum Loan Interest Rate is 3.25% for preferred loans and 4.25% for non-preferred loans. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefits Rider                                                             male in the first policy year.
(AVAILABLE FOR                                                             Maximum Charge
POLICIES ISSUED                                                            $0.199 per $1 of specified amount for a 59-year-old
BEFORE MARCH 12,                                                           female in the first policy year.
2007) (1)                                                                  Charge for a representative insured
                                                                           $0.137 per $1 of specified amount for a 58-year-old
                                                                           male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.039 per $1 of specified amount for a 30-year-old
Benefit Rider                                                              male in policy year 1.
(AVAILABLE FOR                                                             Maximum Charge
POLICIES ISSUED ON                                                         $0.107 per $1 of specified amount for a 59-year-old
OR AFTER MARCH 12,                                                         female in policy year 1.
2007)                                                                      Charge for a representative insured
                                                                           $0.088 per $1 of specified amount for a 58-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.172 per $1,000 of the net amount at risk for a
                                                                           58-year-old in the first policy year.
Monthly Deduction     Monthly.                                             Minimum Charge
Amount Waiver                                                              6.9% of the monthly deduction amount for a
                                                                           20-year-old male preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           34.5% of the monthly deduction amount for a
                                                                           56-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           23% of the monthly deduction amount for a
                                                                           58-year-old male preferred non-smoker in the first
                                                                           policy year.
Child Rider           Monthly.                                             The fee is $0.50 per $1,000 of Child Rider coverage
                                                                           for all children.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illness
Policy Continuation   When you exercise the benefit.                       Maximum Charge: 7% of Account Value
Rider


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

12

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2007.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
[expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses.]                    0.33%              1.45%


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2007. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --       0.610%              N/A           0.270%           0.000%
  Series I
 AIM V.I. Capital Development Fund --        0.750%              N/A           0.310%           0.000%
  Series I
 AIM V.I. Core Equity Fund -- Series I       0.600%              N/A           0.280%           0.020%
 AIM V.I. International Growth Fund --       0.710%              N/A           0.360%           0.010%
  Series I*
 AIM V.I. Mid Cap Core Equity Fund --        0.720%              N/A           0.290%           0.030%
  Series I
 AIM V.I. Small Cap Equity Fund --           0.750%              N/A           0.370%           0.010%
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International         0.750%           0.250%           0.450%              N/A
  Growth Portfolio -- Class B
 AllianceBernstein VPS International         0.750%           0.250%           0.060%              N/A
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap         0.750%           0.250%           0.080%              N/A
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund        0.310%           0.250%           0.010%              N/A
  -- Class 2
 American Funds Blue Chip Income and         0.410%           0.250%           0.010%              N/A
  Growth Fund -- Class 2
 American Funds Bond Fund -- Class 2         0.400%           0.250%           0.010%              N/A

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --       0.880%           0.000%           0.880%  (1)(2)(4)(6)
  Series I
 AIM V.I. Capital Development Fund --        1.060%           0.010%           1.050%  (1)(2)(3)(4)(6)
  Series I
 AIM V.I. Core Equity Fund -- Series I       0.900%           0.010%           0.890%  (1)(2)(4)(6)
 AIM V.I. International Growth Fund --       1.080%           0.010%           1.070%  (1)(2)(4)(6)
  Series I*
 AIM V.I. Mid Cap Core Equity Fund --        1.040%           0.020%           1.020%  (1)(2)(4)(6)
  Series I
 AIM V.I. Small Cap Equity Fund --           1.130%              N/A           1.130%  (1)(4)(5)(6)
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International         1.450%              N/A           1.450%
  Growth Portfolio -- Class B
 AllianceBernstein VPS International         1.060%              N/A           1.060%
  Value Portfolio -- Class B
 AllianceBernstein VPS Small/Mid Cap         1.080%              N/A           1.080%
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund        0.570%              N/A           0.570%  (7)
  -- Class 2
 American Funds Blue Chip Income and         0.670%              N/A           0.670%  (7)
  Growth Fund -- Class 2
 American Funds Bond Fund -- Class 2         0.660%              N/A           0.660%  (7)

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund --        0.530%           0.250%           0.020%              N/A
  Class 2
 American Funds Global Small                 0.700%           0.250%           0.030%              N/A
  Capitalization Fund -- Class 2
 American Funds Growth Fund -- Class 2       0.320%           0.250%           0.010%              N/A
 American Funds Growth-Income Fund --        0.260%           0.250%           0.010%              N/A
  Class 2
 American Funds International Fund --        0.490%           0.250%           0.030%              N/A
  Class 2
 American Funds New World Fund --            0.760%           0.250%           0.060%              N/A
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio        0.560%           0.250%           0.090%              N/A
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio        0.460%              N/A           0.090%              N/A
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio        0.460%           0.250%           0.090%              N/A
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio            N/A           0.250%              N/A           0.560%
  -- Service Class 2*
 Fidelity VIP Freedom 2020 Portfolio            N/A           0.250%              N/A           0.620%
  -- Service Class 2*
 Fidelity VIP Freedom 2030 Portfolio            N/A           0.250%              N/A           0.660%
  -- Service Class 2*
 Fidelity VIP Mid Cap Portfolio --           0.560%           0.250%           0.100%              N/A
  Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --          0.450%           0.250%           0.020%              N/A
  Class 2
 Franklin Small Cap Value Securities         0.510%           0.250%           0.150%           0.020%
  Fund -- Class 2
 Franklin Strategic Income Securities        0.370%              N/A           0.250%              N/A
  Fund -- Class 1*
 Mutual Discovery Securities Fund --         0.800%           0.250%           0.170%              N/A
  Class 2
 Mutual Shares Securities Fund --            0.590%           0.250%           0.130%              N/A
  Class 2
 Templeton Global Income Securities          0.500%           0.250%           0.140%              N/A
  Fund -- Class 2
 Templeton Growth Securities Fund --         0.730%           0.250%           0.030%              N/A
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS           0.610%              N/A           0.030%              N/A
  Fund - - Class IA
 Hartford Value Opportunities HLS Fund       0.610%              N/A           0.030%              N/A
  - - Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class         0.600%              N/A           0.030%              N/A
  IA
 Hartford Capital Appreciation HLS           0.630%              N/A           0.040%              N/A
  Fund --Class IA*
 Hartford Disciplined Equity HLS Fund        0.670%              N/A           0.030%              N/A
  -- Class IA
 Hartford Dividend and Growth HLS Fund       0.640%              N/A           0.030%              N/A
  -- Class IA

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
 American Funds Global Growth Fund --        0.800%              N/A           0.800%  (7)
  Class 2
 American Funds Global Small                 0.980%              N/A           0.980%  (7)
  Capitalization Fund -- Class 2
 American Funds Growth Fund -- Class 2       0.580%              N/A           0.580%  (7)
 American Funds Growth-Income Fund --        0.520%              N/A           0.520%  (7)
  Class 2
 American Funds International Fund --        0.770%              N/A           0.770%  (7)
  Class 2
 American Funds New World Fund --            1.070%              N/A           1.070%  (7)
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio        0.900%              N/A           0.900%  (8)
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio        0.550%              N/A           0.550%  (9)
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio        0.800%              N/A           0.800%  (8)
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio            N/A              N/A           0.810%
  -- Service Class 2*
 Fidelity VIP Freedom 2020 Portfolio            N/A              N/A           0.870%
  -- Service Class 2*
 Fidelity VIP Freedom 2030 Portfolio            N/A              N/A           0.910%
  -- Service Class 2*
 Fidelity VIP Mid Cap Portfolio --           0.910%              N/A           0.910%  (8)
  Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --          0.720%              N/A           0.720%  (11)
  Class 2
 Franklin Small Cap Value Securities         0.930%           0.020%           0.910%  (10)
  Fund -- Class 2
 Franklin Strategic Income Securities        0.620%              N/A           0.620%
  Fund -- Class 1*
 Mutual Discovery Securities Fund --         1.220%              N/A           1.220%
  Class 2
 Mutual Shares Securities Fund --            0.970%              N/A           0.970%
  Class 2
 Templeton Global Income Securities          0.890%              N/A           0.890%  (11)
  Fund -- Class 2
 Templeton Growth Securities Fund --         1.010%              N/A           1.010%  (11)
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS           0.640%              N/A           0.640%
  Fund - - Class IA
 Hartford Value Opportunities HLS Fund       0.640%              N/A           0.640%
  - - Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class         0.630%              N/A           0.630%
  IA
 Hartford Capital Appreciation HLS           0.670%              N/A           0.670%
  Fund --Class IA*
 Hartford Disciplined Equity HLS Fund        0.700%              N/A           0.700%
  -- Class IA
 Hartford Dividend and Growth HLS Fund       0.670%              N/A           0.670%
  -- Class IA

14

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund - - Class IA        0.300%              N/A           0.030%              N/A
 Hartford International Opportunities        0.670%              N/A           0.040%              N/A
  HLS Fund - - Class IA
 Hartford International Small Company        0.830%              N/A           0.050%              N/A
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund -- Class IA        0.650%              N/A           0.040%              N/A
 Hartford MidCap Value HLS Fund --           0.750%              N/A           0.040%              N/A
  Class IA
 Hartford Money Market HLS Fund --           0.440%              N/A           0.030%              N/A
  Class IA
 Hartford Mortgage Securities HLS Fund       0.450%              N/A           0.040%              N/A
  --Class IA
 Hartford Small Company HLS Fund --          0.670%              N/A           0.030%              N/A
  Class IA
 Hartford Stock HLS Fund - - Class IA        0.460%              N/A           0.030%              N/A
 Hartford Total Return Bond HLS Fund         0.460%              N/A           0.030%              N/A
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio       0.750%              N/A           0.450%              N/A
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio        0.500%              N/A           0.450%              N/A
  --Class VC*
 Lord Abbett Growth and Income               0.470%              N/A           0.410%              N/A
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --            0.750%              N/A           0.100%              N/A
  Initial Class
 MFS(R) New Discovery Series --              0.900%              N/A           0.110%              N/A
  Initial Class
 MFS(R) Total Return Series -- Initial       0.750%              N/A           0.080%              N/A
  Class
 MFS(R) Value Series --Initial Class*        0.750%              N/A           0.110%              N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation            0.640%           0.250%           0.020%              N/A
  Fund/VA --Service Shares
 Oppenheimer Global Securities Fund/VA       0.620%           0.250%           0.020%              N/A
  --Service Shares
 Oppenheimer Main Street Fund(R) /VA         0.640%           0.250%           0.010%              N/A
  -- Service Shares
 Oppenheimer Main Street Small Cap           0.700%           0.250%           0.020%              N/A
  Fund(R) /VA --Service Shares*
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund        0.650%           0.250%           0.330%           0.010%
  --Class IB
 Putnam VT Diversified Income Fund --        0.700%           0.250%           0.130%           0.010%
  Class IB*
 Putnam VT Equity Income Fund -- Class       0.650%           0.250%           0.120%           0.120%
  IB

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
 Hartford Index HLS Fund - - Class IA        0.330%              N/A           0.330%
 Hartford International Opportunities        0.710%              N/A           0.710%
  HLS Fund - - Class IA
 Hartford International Small Company        0.880%              N/A           0.880%
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund -- Class IA        0.690%              N/A           0.690%
 Hartford MidCap Value HLS Fund --           0.790%              N/A           0.790%
  Class IA
 Hartford Money Market HLS Fund --           0.470%              N/A           0.470%  (12)
  Class IA
 Hartford Mortgage Securities HLS Fund       0.490%              N/A           0.490%
  --Class IA
 Hartford Small Company HLS Fund --          0.700%              N/A           0.700%
  Class IA
 Hartford Stock HLS Fund - - Class IA        0.490%              N/A           0.490%
 Hartford Total Return Bond HLS Fund         0.490%              N/A           0.490%
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio       1.200%           0.050%           1.150%  (13)
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio        0.950%           0.100%           0.850%  (14)
  --Class VC*
 Lord Abbett Growth and Income               0.880%              N/A           0.880%
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --            0.850%              N/A           0.850%  (15)
  Initial Class
 MFS(R) New Discovery Series --              1.010%              N/A           1.010%  (15)
  Initial Class
 MFS(R) Total Return Series -- Initial       0.830%              N/A           0.830%  (16)
  Class
 MFS(R) Value Series --Initial Class*        0.860%              N/A           0.860%  (15)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation            0.910%              N/A           0.910%  (17)
  Fund/VA --Service Shares
 Oppenheimer Global Securities Fund/VA       0.890%              N/A           0.890%  (17)
  --Service Shares
 Oppenheimer Main Street Fund(R) /VA         0.900%              N/A           0.900%  (17)
  -- Service Shares
 Oppenheimer Main Street Small Cap           0.970%              N/A           0.970%  (17)
  Fund(R) /VA --Service Shares*
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund        1.240%           0.040%           1.200%  (18)(19)(21)
  --Class IB
 Putnam VT Diversified Income Fund --        1.090%           0.070%           1.020%  (19)(21)
  Class IB*
 Putnam VT Equity Income Fund -- Class       1.140%              N/A           1.140%  (19)
  IB

-------------------------------------------------------------------------------


                                                          DISTRIBUTION                        ACQUIRED
                                                             AND/OR                             FUND
                                          MANAGEMENT     SERVICE (12B-1)       OTHER          FEES AND
UNDERLYING FUND:                              FEE            FEES**          EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund -- Class       0.780%           0.250%           0.110%              N/A
  IB
 Putnam VT Growth and Income Fund --         0.500%           0.250%           0.050%              N/A
  Class IB
 Putnam VT High Yield Fund -- Class IB       0.690%           0.250%           0.100%           0.010%
 Putnam VT Income Fund --Class IB            0.620%           0.250%           0.090%           0.010%
 Putnam VT International Equity Fund         0.730%           0.250%           0.110%           0.010%
  -- Class IB
 Putnam VT New Opportunities Fund --         0.630%           0.250%           0.090%              N/A
  Class IB
 Putnam VT Small Cap Value Fund --           0.770%           0.250%           0.100%           0.070%
  Class IB
 Putnam VT Voyager Fund - - Class IB         0.600%           0.250%           0.070%              N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth            0.750%           0.350%           0.340%              N/A
  Portfolio --Class II*
 Van Kampen -- UIF U.S. Mid Cap Value        0.720%           0.350%           0.290%              N/A
  Portfolio --Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --        0.560%           0.250%           0.030%              N/A
  Class II

                                             TOTAL         CONTRACTUAL            NET TOTAL
                                            ANNUAL         FEE WAIVER              ANNUAL
                                           OPERATING     AND/OR EXPENSE           OPERATING
UNDERLYING FUND:                           EXPENSES       REIMBURSEMENT           EXPENSES
--------------------------------------  -----------------------------------------------------------
 Putnam VT Global Equity Fund -- Class       1.140%              N/A           1.140%  (20)
  IB
 Putnam VT Growth and Income Fund --         0.800%              N/A           0.800%  (20)
  Class IB
 Putnam VT High Yield Fund -- Class IB       1.050%           0.050%           1.000%  (19)(21)
 Putnam VT Income Fund --Class IB            0.970%           0.140%           0.830%  (19)(21)
 Putnam VT International Equity Fund         1.100%              N/A           1.100%  (19)
  -- Class IB
 Putnam VT New Opportunities Fund --         0.970%              N/A           0.970%  (20)
  Class IB
 Putnam VT Small Cap Value Fund --           1.190%              N/A           1.190%  (19)
  Class IB
 Putnam VT Voyager Fund - - Class IB         0.920%              N/A           0.920%  (20)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth            1.440%              N/A           1.440%  (22)
  Portfolio --Class II*
 Van Kampen -- UIF U.S. Mid Cap Value        1.360%              N/A           1.360%
  Portfolio --Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --        0.840%              N/A           0.840%
  Class II



*   These funds are available to policies issued on or after May 12, 2008.



** The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(2) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2009.



(3) Through at least April 30, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(4) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. Fee Waiver reflects this agreement. This waiver agreement is in effect through at least April 30, 2009.



(5) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. This expenses limitation agreement is in effect through at least April 30, 2009.



(6) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

16

-------------------------------------------------------------------------------


(7) The funds' investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the funds' board, but it is expected to continue at this level until further notice. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the funds' prospectus and in the funds' annual report.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.89%; Fidelity Growth Portfolio -- Service Class 2: 0.89%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.90%. These offsets may be discontinued at any time.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been; Fidelity VIP Asset Manager Portfolio -- Initial Class: 0.62%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.64%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.54%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.64%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.82%. These offsets may be discontinued at any time.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the SweepMoney Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net annual Fund operating expenses, which would be lower if it were.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.39% and the total annual operating expenses are 0.42%.



(13) For the period May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of 0.40% of average daily net assets.



(14) For the period January 1, 2007 through April 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets. Effective May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .35% of average daily net assets.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     MFS has agreed in writing to reduce its management fee to 0.65% annually on average daily net assets in excess of $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.



     The manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. During the fiscal year, these amounts were not material to the above ratios. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes [by less than 0.01% of average daily net assets].



(18) In order to further limit expenses, Putnam Management has agreed to waive fees and reimburse expenses of the funds to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2007 this limitation decreased expenses by the following additional amounts:



Putnam VT Capital Opportunities Fund                                   0.03%
Putnam VT The George Putnam Fund of Boston                             0.02%
Putnam VT Global Asset Allocation Fund                                 0.02%
Putnam VT Health Sciences Fund                                         0.02%
Putnam VT Money Market Fund                                            0.03%



(19) "Net Total Annual Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses.



(20) "Other Expenses" includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.



(21) Reflects Putnam Management's contractual agreement to limit fund expenses through April 30, 2009.



(22) For the fiscal year ended December 31, 2007, after giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, was 1.16% for Class II. The total annual portfolio operating expenses excluding certain investment related expense was 1.15% for Class II.

-------------------------------------------------------------------------------

ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE INSURANCE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

THE FIXED ACCOUNT AND THE BENEFIT ACCOUNT

You may allocate some or all of your Net Premium Payments or transfer Account Values to the Fixed Account available in the Investment Account or to the Benefit Account.

IMPORTANT INFORMATION YOU SHOULD KNOW -- This portion of the prospectus relating to the Fixed Account and the Benefit Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account and the Benefit Account are not registered as an investment company under the 1940 Act. The Fixed Account and the Benefit Account or any of their interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Account or the Benefit Account. The following disclosure about the Fixed Account and the Benefit Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

Premium Payments allocated and Policy Values transferred to the Fixed Account or the Benefit Account become a part of Hartford's General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. These assets are subject to the creditors of Hartford.

We guarantee that we will credit interest at a rate of not less than 3% per year compounded annually, to amounts you allocate to the Fixed Account and Benefit Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account and the Benefit Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, surrenders or transfers from the Fixed Account and Benefit Account on a "first-in first-out" basis.


IMPORTANT -- Any interest credited to amounts you allocate to the Fixed Account or the Benefit Account in excess of 3% per year will be determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that interest credited to the Fixed Account or the Benefit Account may not exceed the minimum guarantee of 3% for any given year.


THE FUNDS

The Sub-Accounts purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These underlying Funds which we call the Funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

18

-------------------------------------------------------------------------------


We do not guarantee the investment results of any of the Funds. Since each Fund has different investment objectives, each is subject to different risks.


The Funds may not be available in all states.

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES I+  Growth of capital                            Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Long-term growth of capital                  AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     High level of current income as is           Capital Research and Management Company
                                         consistent with the preservation of
                                         capital.

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Long-term capital appreciation               Capital Research and Management Company
  2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO    Long-term capital appreciation               Fidelity Management & Research Company
  -- SERVICE CLASS 2
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- INITIAL CLASS                       potential for capital appreciation.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Reasonable income. Fund will also consider   Fidelity Management & Research Company
  -- SERVICE CLASS 2                     potential for capital appreciation.
 FIDELITY VIP FREEDOM 2010 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP FREEDOM 2020 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP FREEDOM 2030 PORTFOLIO --  Seeks high total return with a secondary     Fidelity Management & Research Company
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond.
 FIDELITY VIP MID CAP PORTFOLIO --       Long-term growth of capital                  Fidelity Management & Research Company
  SERVICE CLASS 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Maximize income while maintaining prospects  Franklin Advisers, Inc.
  CLASS 2                                for capital appreciation

20

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return. The Fund       Franklin Advisory Services, LLC
  FUND -- CLASS 2                        normally invests at least 80% of its net
                                         assets in investments of small
                                         capitalization companies, and normally
                                         invests predominantly in equity securities.
                                         The Fund invests mainly in equity
                                         securities of companies that the manager
                                         believes are undervalued.
 FRANKLIN STRATEGIC INCOME SECURITIES    High level of current income, with capital   Franklin Advisers, Inc.
  FUND -- CLASS 1                        appreciation over the long term as a
                                         secondary goal
 MUTUAL DISCOVERY SECURITIES FUND --     Capital appreciation                         Franklin Mutual Advisers, LLC
  CLASS 2                                                                             Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES      Seeks high current income, consistent with   Templeton Global Advisors Limited
  FUND -- CLASS 2                        preservation of capital, with capital        Sub-advised by Templeton Asset Management
                                         appreciation as a secondary consideration.   Ltd.
                                         The Fund normally invests mainly in debt
                                         securities of governments and their
                                         political subdivisions and agencies,
                                         supranational organizations and companies
                                         located anywhere in the world, including
                                         emerging markets.
 TEMPLETON GROWTH SECURITIES FUND --     Long-term growth of capital                  Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate


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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA++  Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Long-term capital appreciation               HL Investment Advisors, LLC
  CLASS IA+++                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD MORTGAGE SECURITIES HLS FUND   Maximum current income consistent with       HL Investment Advisors, LLC
  -- CLASS IA                            safety of principal and maintenance of       Sub-advised by Hartford Investment
                                         liquidity by investing primarily in          Management Company
                                         mortgage related securities
 HARTFORD SMALL COMPANY HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO   Current income and capital appreciation      Lord, Abbett & Co. LLC
  -- CLASS VC
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce a high total return
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Capital appreciation                         MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Capital appreciation                         MFS Investment Management(R)
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Total return                                 MFS Investment Management(R)
  CLASS
MFS(R) VALUE SERIES -- INITIAL CLASS     Capital appreciation                         MFS Investment Management(R)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.

22

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities, but which may be considered
                                         to be speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term growth of capital                  Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with       Sub-advised by Putnam Investments Limited
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Capital appreciation                         Putnam Investment Management, LLC
  IB+
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT HIGH YIELD FUND -- CLASS IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with          Sub-advised by Putnam Investments Limited
                                         achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB                                                                            Sub-advised by Putnam Investments Limited
 PUTNAM VT NEW OPPORTUNITIES FUND --     Long-term capital appreciation               Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  primarily in common stocks and other equity
                                         securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II                  cycle of three to five years by investing
                                         primarily in common stocks and other equity
                                         securities.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Capital growth and income through            Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.



+ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006



++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003



+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004


INFORMATION RELATING TO THE FUNDS

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other Policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products

24

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Series Funds & AllianceBernstein Investments American Variable Insurance Series
& Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution. & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25% respectively in 2007, and are not expected to exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $4,457,553. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

We may make certain changes to the Sub-Accounts offered through this Policy. We may, in our sole discretion, establish new Sub-Accounts and may make these new Sub-Accounts available to existing Policy Owners. We may also close one or more Sub-Account to additional Net Premium Payments or transfers of Account Value.

CHARGES AND DEDUCTIONS

We deduct charges for your Policy either from your Premium Payment each time you make a Premium Payment, on a monthly basis from your Account Value, when you choose to Surrender the Policy or under certain circumstances when you make withdrawals or transfers from or within your Policy. All the charges deducted by Hartford are designed to cover the costs of offering the Policy's benefits and the costs of distributing, issuing and administering the Policy, including a reasonable profit for Hartford. If these charges do not cover our expenses, we make up the difference. If these charges are more than our actual expenses, we keep the difference.

Your Account Value decreases due to the deduction of Policy charges.

       CHARGE                      DEDUCTED FROM                                           DEDUCTED WHEN
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge        Premium Payments allocated to the         When Premium Payments or transfers to the Benefit Account are made
                      Benefit Account and values transferred
                      from the Investment Account to the
                      Benefit Account
Premium Tax           Premium Payments                          When Premium Payments are made
Benefit Account Cost  Benefit Account                           Monthly, as part of the Benefit Account Monthly Deduction Amount of Insurance
Investment Account    Investment Account                        Monthly, as part of the Investment Account Monthly Deduction Account
Cost of Insurance
Monthly               The Benefit Account                       Monthly, as part of the Benefit Account Monthly Deduction Amount
Administrative
Charge
Monthly Per $1,000    Benefit Account                           Monthly, as part of the Benefit Account Monthly Deduction Amount
Charge
Mortality and         Investment Account                        Monthly, as part of the Investment Account Monthly Deduction Amount
Expense Risk Charge
Benefit Account       Benefit Account                           When the Policy is surrendered
Surrender Charges
Withdrawal Charge*    The amount withdrawn                      When withdrawals are taken
Investment Account    Investment Account                        When the Policy is surrendered or an amount is withdrawn from the
Surrender Charges                                               Investment Account
Administrative        Pro Rata from Account Value               With each requested transfer after the first in each month
Transfer Fee*
Investment Account    The amount transferred                    When you request to transfer value from the Investment Account to
Transfer Charge                                                 the Benefit Account

*   Currently not being deducted by Hartford.

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DEDUCTIONS FROM PREMIUM

Before your Premium Payment is allocated to the Sub-Accounts, Fixed Account, or the Benefit Account, we deduct a percentage for a premium charge and tax charges.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- The maximum premium charge is 6.25% of Premium Payments in Policy Years 1 through 20 and 4.25% thereafter. The current premium charge is 6.25% of Premium Payments in the first Policy Year and 2.25% thereafter. The premium charge is used to cover expenses related to the sale and distribution of the policies. Premiums allocated to the Investment Account are not assessed a premium charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- The maximum premium charge is 6.25% of Premium Payments in Policy Years 1 through 20 and 4.25% thereafter. The current premium charge is 6.25% of Premium Payments in the first Policy Year and 2.25% thereafter. The Premium Charge is used to cover expenses related to the sale and distribution of the policies. Premiums allocated to the Investment Account are not assessed a premium charge.

The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of these charges generally is between 0% and 4% of Premium Payments.

DEDUCTIONS FROM ACCOUNT VALUE

On each policy date, we will deduct an amount from your Account Value to pay for administration and the benefits provided by your Policy. This amount is called the Monthly Deduction Amount. The day we deduct these charges is called the Monthly Deduction Date. The Monthly Deduction Amount is made up of the following charges:

1. COST OF INSURANCE.

The charge for the cost of insurance is a formula based on a number of factors such as your age, gender, and risk class. We multiply your charge for cost of insurance by the "amount at risk". The amount at risk is calculated on the Monthly Deduction Date and is equal to your Death Benefit minus your Account Value. The "amount at risk" may be affected by the amount and timing of Premium Payments, investment performance of the Sub-Account, fees and charges assessed, Policy Loans and changes to the Face Amount. We determine the amount at risk before we deduct the Monthly Deduction Amount. Finally, we divide that sum by 1,000.


Cost of insurance rates will be determined on every Policy Anniversary and will be based on our future expectations of factors such as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB) Male or Female, Unismoke Table for Policies issued before September 10, 2007 and the 2001 Commissioners' Standards Ordinary Mortality Table (for Policies issued on or after September 10, 2007), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets (based on state approval). A table of guaranteed cost of insurance rates per $1,000 will be included in your Policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB) Male or Female, Unismoke Table for Policies issued before September 10, 2007 and the 2001 Commissioners' Standards Ordinary Mortality Table (for Policies issued on or after September 10, 2007), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The cost of insurance will be based on the Insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all Insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because your Account Value and Death Benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date.

TOTAL COST OF INSURANCE CHARGE

The total Cost of Insurance Charge for any Monthly Activity Date is equal to:

(a)  the applicable cost of insurance rates per $1,000; multiplied by

(b) the applicable Amount(s) at Risk; divided by

(c)  $1,000.

BENEFIT ACCOUNT COST OF INSURANCE CHARGE

The Benefit Account Cost of Insurance Charge for any Monthly Activity Date is equal to:

(a)  the applicable cost of insurance rates per $1,000; multiplied by

(b) the applicable Benefit Account amounts at risk; divided by

(c)  $1,000.

On any Monthly Activity Date, the Amount at Risk equals the Death Benefit less Your Account Value on that date prior to assessing the Monthly Deduction Amount. The Benefit Account amount at risk equals the Death Benefit of the Benefit Account less Your Benefit Account value. The Death Benefit of the Benefit Account is equal to the greater of (a) the Face Amount; or (b) the accumulated value in the Benefit Account plus the portion of the Loan Account attributable to loans taken from the Benefit Account multiplied by the Minimum Death Benefit Percentage.

INVESTMENT ACCOUNT COST OF INSURANCE CHARGE

The Investment Account Cost of Insurance Charge for any Monthly Activity Date is equal to the difference between (a) the Total Cost of Insurance Charge; and (b) the Benefit Account Cost of Insurance Charge. The Investment Account Cost of Insurance Charge will never be less than zero.

26

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2. THE MONTHLY ADMINISTRATIVE CHARGE.

We deduct a Monthly Administrative Charge from your Account Value to help offset the costs of issuing and administering the Policy. The current Monthly Administrative Charge is $10.00 for Policies with initial Face Amounts of less than $250,000. The current Monthly Administrative Charge for Policies with initial Face Amounts equal to or more than $250,000 is $7.50. The maximum Monthly Administrative Charge is $10.00.

3. THE MONTHLY PER $1,000.

This charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount under the COLA Rider. The charge is deducted for 3 years after you purchase your Policy. The charge is also deducted for 3 years if your Face Amount increases as a result of having the Cost of Living Adjustment Rider.

The Monthly Per $1,000 Charge is individualized based on the Insured's initial Face Amount, issue age or age at time of an increase in Face Amount, sex and insurance class.

4. MORTALITY AND EXPENSE RISK CHARGE (M&E)

This charge is based on amounts in the Sub-Accounts. If you have not allocated any net Premium Payments or transferred any Account Value to the Sub-Accounts, you have no M&E. The charge is described as an annual rate, but is deducted monthly. The M&E included in your Monthly Deduction Amount is made up of 1/12 of the M&E. The maximum and current M&E is 1.35% of the Account Value in the Sub-Accounts.

This charge is designed to compensate us for mortality and expense risks assumed under the Policy. The mortality risk that Hartford assumes is that the cost of insurance charges and other charges may be insufficient to meet actual claims. In that case, Hartford would make up the difference. The expense risk that Hartford assumes is that the expenses incurred in issuing, distributing and administering the policies may be less than the administrative charges and sales loads collected by Hartford. Again, if that is the case, Hartford would make up any differences. If these expenses turn out to be less than the amounts collected, Hartford keeps the difference.

5. RIDER CHARGES

If your Policy includes benefits that are added to the Policy through the use of one or more Policy riders, a charge for those riders is deducted from your Account Value as part of the Monthly Deduction Amount. These riders are described later in this Prospectus and the charges to be deducted are set forth in the Fee Table.

CALCULATING THE MONTHLY DEDUCTION AMOUNT:

On each Monthly Activity Date, We will deduct an amount from Your Account Value to pay Us for providing the benefits of the Policy. This amount is called the Monthly Deduction Amount. On each Policy Anniversary, We will determine the rates used to calculate the Monthly Deduction Amounts for that Policy Year. These rates will not exceed the maximum rates shown on the Policy Specification Pages. Actual rates will be determined based on Our future expectations of such factors as mortality, expenses, interest, persistency and taxes. Any change We make will be on a uniform basis for Insureds of the same Issue Age, Sex, Insurance Class, Initial Face Amount, and the length of time coverages have been in-force.

DETERMINING THE TOTAL MONTHLY DEDUCTION AMOUNT

The total Monthly Deduction Amount is divided into two parts and is the sum of the Benefit Account Monthly Deduction Amount and the Investment Account Monthly Deduction Amount.

DETERMINING THE BENEFIT ACCOUNT MONTHLY DEDUCTION AMOUNT

The Monthly Deduction Amount deducted from the Benefit Account is equal to the sum of:

(a)  the Benefit Account Cost of Insurance Charge;

(b) the Administrative Charge;

(c)  the Per $1,000 Charge;

(d) the charges for additional benefits provided by rider; and

(e) the portion of the charge for any Waiver of Monthly Deduction Rider that is attributable to the deductions in (a) through (d) above.

If your Benefit Account value is equal to or greater than the Benefit Account Monthly Deduction amount, We will deduct such Monthly Deduction amount from the Benefit Account. If Your Benefit Account value is less than the Benefit Account Monthly Deduction Amount and the Policy Protection Benefit is available (see the Policy Protection Benefit provision of the Policy), any Monthly Deduction Amounts that could not be deducted from the Benefit Account will be waived.

However, if the Policy Protection Benefit is not available, the following will occur:

(a) If, on the Monthly Activity Date, that there is not enough value in the Benefit Account to pay for the Benefit Account Monthly Deduction and the Policy Protection Benefit is not available, but THERE IS value in the Investment Account:

    i. We will send You a notice advising You that if we do not receive the required payment specified in the notice within the next 30 days, We will AUTOMATICALLY transfer from the Investment Account to the Benefit Account the amount necessary to maintain the Policy. This notice will be mailed to both You and any assignee of record at the last know address(es).

    ii. such amount will be transferred on a Pro Rata Basis from your selected Sub-Account and/or Fixed Account and such transfer may be subject to charges as described in the Transfers provision of the Policy.

    iii. If at the end of the 30 days, we have not received the amount specified in the notice and the value of the Investment Account is not sufficient to make the transfer

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       necessary to maintain the policy, we will AUTOMATICALLY transfer whatever amount is remaining in the Investment Account to the Benefit Account and the Policy will go into default as described in the Default and Policy Grace Period provision; or

(b) If, on the Monthly Activity Date, that there is not enough value in the Benefit Account to pay for the Benefit Account Monthly Deduction and the Policy Protection Benefit is not available and there is no value in the Investment Account the Policy will go into default as described in the Default and Policy Grace Period provision.

DETERMINING THE INVESTMENT ACCOUNT MONTHLY DEDUCTION AMOUNT

The Monthly Deduction Amount deducted from the Investment Account is equal to the sum of:

(a)  the Investment Account Cost of Insurance Charge; if any;

(b) the Mortality & Expense Risk Charge;

(c) the portion of the charge for any Waiver of Monthly Deduction Rider that is attributable to the deductions in (a) and (b) above.

Any amounts taken from the Investment Account will be taken on a Pro Rata Basis unless You tell Us otherwise.

If Your Investment Account value is equal to or greater than the Investment Account Monthly Deduction Amount, We will deduct such Monthly Deduction Amount from the Investment Account.

If Your Investment Account value is not sufficient to cover the Investment Account Monthly Deduction Amount, We will deduct whatever amount is remaining in the Investment Account and the remainder of such Monthly Deduction Amount will be deducted from the Benefit Account.

However, if Your Benefit Account value is not sufficient to cover the Investment Account Monthly Amount due, We will deduct whatever amount is remaining in the Benefit Account and the Policy will go into default as described in the Default and Policy Grace Period provision, unless the Policy Protection Benefit is available (see the Policy Protection Benefit provision).

DEDUCTIONS UPON SURRENDER

Surrender charges will be deducted from your Account Value if you surrender your Policy during the first 19 policy Years, within 19 Policy Years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if you elected the rider, or within 7 years of allocating a premium payment to the Investment Account. The policy surrender charge consists of two pieces: the Benefit Account Surrender Charge and the Investment Account Surrender Charge.

The Benefit Account Surrender Charge is based on the initial face amount of the policy and lasts for the first 19 policy years. The amount of the surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The Benefit Account Surrender Charges by Policy Year are shown in your policy. Increases in the face amount as a result of the Cost of Living Adjustment rider also result in additional Benefit Account Surrender charges. These additional Benefit Account Surrender Charges are based on the amount of the face increase and last for the 19 Policy Years following the increase.

The Investment Account Surrender Charge is based on the value in the Investment Account and how long your premium payments have been allocated to the Investment Account. Each Premium allocated to the Investment Account has its own Investment Account Surrender Charge schedule. The longer you leave your premium payments in the Investment Account, the lower the Investment Account Surrender charge will be when you surrender your policy. The amount of Policy Value that is assessed an Investment Account Surrender Charge will not exceed your total premiums allocated to the Investment Account. Additionally, the Investment Account Surrender Charge may also be assessed when withdrawals are taken from the Investment Account.

The percentage used to calculate the Investment Account Surrender Charge is shown below.

                  MAXIMUM INVESTMENT ACCOUNT SURRENDER CHARGES

PERCENTAGE USED TO CALCULATE THE SURRENDER CHARGE:

        NUMBER OF POLICY ANNIVERSARIES
         SINCE THE PREMIUM ALLOCATION             ON AMOUNTS SURRENDERED FROM
          TO THE INVESTMENT ACCOUNT                  THE INVESTMENT ACCOUNT
--------------------------------------------------------------------------------
                      0                                         7%
                      1                                         7%
                      2                                         7%
                      3                                         6%
                      4                                         5%
                      5                                         4%
                      6                                         3%
                  7 or more                                     0%


The policy has an Overall Maximum Surrender Charge that is a limit or cap on the actual amount of surrender charges that may be assessed in the event that policy is surrendered or a withdrawal is taken from the Investment Account. The Overall Maximum Surrender Charge is based on the initial face amount of the policy and is a declining schedule that lasts for the life of the policy. When a surrender charge is assessed due to a withdrawal from the Investment Account, future overall maximum surrender charges will be reduced on a proportional basis based on the actual surrender charges in relation to the overall maximum surrender charges. The Overall Maximum Surrender Charges by Policy Year are shown in your policy.



WITHDRAWAL CHARGE -- Hartford also deducts a charge for each withdrawal. The maximum Withdrawal Charge is $10.00. The Hartford is not currently deducting this charge.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset

28

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value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in each Fund's prospectus.

REDUCED CHARGES FOR ELIGIBLE GROUPS

Certain charges and deductions described above may be reduced for policies issued in connection with a specific group or retirement plan. To qualify for a reduction, the plan must satisfy certain criteria in accordance with our rules in effect as of the date the application for the Policy is approved. Factors that we consider include, but are not limited to, the size of the plan, the expected number of participants and anticipated Net Premium Payments from the plan. The amount of reduction and the criteria for qualification may be reflected in a reduced sales effort and administrative costs resulting from sales to plans that meet our criteria. In addition, there may be different mortality experience expected as a result of these types of plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including policy owners already invested in the Separate Account.

HOW POLICES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.


HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium for premiums allocated to the Benefit Account. During the first Policy Year, the maximum commission we pay is 6% of the premium allocated to the Investment Account. The maximum commission for the amount in excess of the Target Premium in the first Policy Year for premium allocated to the Benefit Account is 4.39%. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year for premium allocated to the Benefit Account. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium allocated to the Benefit Account and 7% of the premium allocated to the Investment Account. In Policy Years 2 and later, the maximum commission we pay on premium in excess of the Target Premium is 5% on premiums allocated to the Benefit Account.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 116% of the premium up to the Target Premium for premiums allocated to the Benefit Account. During the first Policy Year, the maximum commission we pay is 6.21% of the premium allocated to the Investment Account. The maximum commission for the amount in excess of the Target Premium in the first Policy Year for premium allocated to the Benefit Account is 4.97%. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium allocated to the Benefit Account and 7% of the premium allocated to the Investment Account. In Policy Years 2 and later, the maximum commission we pay on premium in excess of the Target Premium is 5% on premiums allocated to the Benefit Account.


Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an

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advisory client, your Registered Representative (or the Financial Intermediary
with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments among other things to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2007, Hartford and its affiliates paid approximately $11,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2007, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,500,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2008, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st Global, 21st Century Financial, Access Insurance, AG Edwards, AIG, AIM, Aintree Capital, AJF Financial Services, Al Phillips Agency, Allegiance, Alliant Insurance, Alternate Wealth Strategies, American General Securities, Inc., Amerus Life, Amrine Financial Services, Applied Financial Concepts, APS/Best Practices, Arizona State University, Artisa Financial Group, Arvest Asset Management, Asset Preserv. Strategies, AXA, Bank of America, Bank of the West, Bank West Insurance, Banknorth Investment Group, BCG Securities, BDS Financial Service Corp., Beach Financial Services, Belforti Investments, Benco Ins. Svc., Benefit Service Company, BeyCor Insurance, Bison Financial Group, Bisys, Blanksom Agency, Bob Lew & Assoc., Brecek & Young, Brindus Financial Services, Brokerage Resources, Brooke Insurance, C2 Advisors, LLC, Cadaret Grant, Cal National Investments, Capital Analysts, Capital Financial Services, Capital Planning Associates, Cat. Financial Partners, CCO Investments, Cedar Brook Financial, Centara Cap., Centara Capital, Centaurus Financial, Century Wealth Management, Charles Edward Investments, Chen & Chen CPA, Chicago Investment Group, Cipiti & Assoc., CitiGroup/Smith Barney, City Securities, Colonial Bank, Commonwealth, Compass Bank, Compass Financial Directions, Connecta, Cooper Financial Services, Cornerstone Financial Group, Country Club Insurance, Courtland Sec., Covenant Financial Concepts, CPI, Crawford Financial Services, Credit Union Financial Network, Crosswind Strategies, CUNA Mutual, Dave Hils Insurance, David Givnish, CLU, Dawson Financial Group, Denny Wexler Attorney, Economic Concepts, Inc. ("ECI"), Edward Jones, Emerging Money Corporation, Everhart Financial Group, Farm Bureau, Fifth Third, Financial Legacy Group, Financial Network, Financial Network, Financial Planning Association of Rhode Island, First American Insurance Underwriters, First Financial Partners, First Heartland, First Meridian, First Niagra Bank, First Planning, Forester, Fortune Financial Services, Frazier Financial Group, Frenkel Inc., FSC Securities, Genworth Financial, GGS Tax Service, Gill Financial Services, Global Insurance, GLS Financial Consultants, Gregory Financial Services, Grosslight Ins., Gulterert Associates, GWN Securities, H&R Block Financial Advisors, Hamilton Manning, Hammet & Green, Harbour Investments, Hartford Life, Haynes Brokerage Group, Hays Co., Hays Companies, HBW Columbus, HD Vest,

30

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Heritage Wealth Consultants, Hilliard Lyons, Himmelstein Financial, Hochman
Cohen Torres LLP, Houston Association of Insurance and Financial Advisors, Inc., HR Companies, Hub International, IFMG, IMC Financial Group, Impire Sec. Independence Capital, Independent, Independent Brokers Network (IBN) Financial Services, Inc., Infinex Investments, Insurance Plus, Investlinc Wealth Services, Investors Capital, Investors Capital Corporation, Janney Montgomery Scott (JMS), JL Gottlieb Agency, John Branum Ins. Svcs., Jonathan Hind Financial Group, JP Morgan Chase, Jyot Financial Ins., Key Investment Services, Kirby Insurance, Kohlhase Insurance, L&M Financial Services, L.A. Broker Inc., Lane Financial Strategies and Concepts, Larry Zapp Assoc., LFA, LFCU Financial, Lincoln Financial Advisors, Linsco Private Ledger, M&I (Marshall & Illsey), M&T Securities, M2, LLC, Major Financial Planning, Maloyan Associates, Market Street Advisors, Marketshare Financial, Marvin Address & Associates, Maxx Financial Partners, Maynard Financial Services, Mercer Health, Merian Financial, Merrill Lynch, MML Investment Services, Inc., Monarch Financial Group, Money Concepts, Morgan Keegan, Morgan Stanley, Morris Financial Group, Inc., Multi Financial, Mundial Group, Mutual Service Corp., National Association Insurance Financial Advisors, National City, Navitas Group, Neil Potts Financial Services, Nelson Financial, Netstreet Brokerage, New Generation Insurance Marketing, Inc., New West Insurance, Newbridge Securities, NEXT Financial Group, Niche Marketing, Northwestern Mutual Legends Capital, One Resource Group, One Source Financial Services, Inc., owR Opinion, Palm Assurance Resc., Paragon Financial Group, Parry Financial, Partners of the West, Patrick Casey, CPA, Pension Plan Solutions, PFS, Pierro Law Group, Pinnacle TAXX, Potomac, PrimeVest Financial Services, Principal Financial Group, Princor Financial Services, Private Banker, QA3 Financial Corp., Quality First, Questar Capital, Rakowski, Raymond James & Associates, RBC Dain Rauscher, Redick Financial Group, Resource Strategies Inc., Resunate Inc., Risk Mgmt. Advisors, River City Group, RM Stark & Co., Robert W. Baird, Rosselot Financial, Royal Alliance, Royalton Financial Group, Ryan Beck & Co., Sagemark Consulting, Sammins Inc., San Diego Stock & Bond Association, Sanford Kutash Agency, Sante Fe Wealth, Securities America, Semaphone Holdings, Sergakis Insurance Agency, SGM, Smith & Condeni, Sorbitz & Co., Sotille Insurance, Source Financial, Southland, Stifel Nicolaus & Co., Inc., Strategic Financial Group, Sullivan Curtis Monroe, TD Banknorth, The Rule Group, Thomas McDonald Partners, Thurston, Springer, Miller, Herd, and Titak, Time Financial, Transamerica Life Co., Trapani Dickens & Ass., UBOC Investment Services, Inc., UBS Financial Services, Inc., Unaffiliated Firms, UnionBanc Investment Services, Unisure Ins. Svcs., United Planners Financial, USA Small Business Solution, USI, Valley Insurance Services, Valmark Securities, Wachovia, Washington Mutual, Wells Fargo, WFG/WGS, Windsor, WM Financial Services, Woodbury Financial Services, Woodruff-Sawyer, Workman Securities, World Financial Group, World Group Securities, Yamasaki Ins. Agency, Zebra Financial. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


SPECIAL NOTE REGARDING COMPENSATION PAID FOR THE SALE OF THIS POLICY -- Your registered representative receives a different level of compensation depending on where you allocate your premium payments to: the Benefit Account or the Investment Account. Generally, after the first Policy Year, your registered representative will receive more compensation for premiums you allocate to the Investment Account.

GENERAL DESCRIPTION OF THE POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your Policy is in force, you may exercise all rights under the Policy while the insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless you make the beneficiary irrevocable) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine if we will issue a policy on the insured's life.



You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.



You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us

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satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your Policy. You must notify us in writing, otherwise, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Policy loans since your last statement;

-   the amount of any indebtedness;

-   any notifications required by the provisions of your Policy; and

- and any other information required by the Insurance Department of the state where your Policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to cancel your Policy. You may deliver or mail the Policy to us or to the agent from whom it was purchased any time during your "free look" period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:


Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:


Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.


REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

TRANSFERS BETWEEN ACCOUNTS

You may allocate Premium Payments or transfer Account Values among all the Investment Choices currently offered. However, at any one time, you may only allocate to or transfer among up to a total of twenty Investment Choices, subject to the limitations described below.

Transfers out of the Benefit Account may effect the Policy Protection Benefit and will reduce your Face Amount, please make sure you understand how these transfers may effect your Policy Protection Benefit.

SUB-ACCOUNT TRANSFERS AND TRANSFER RESTRICTIONS

TRANSFERS OF ACCOUNT VALUE IN THE SUB-ACCOUNTS -- If you allocate Premium Payments or transfer Account Value to the Investment Account, you may transfer amounts among the Fixed Account and the Sub-Accounts. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states.

We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

32

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CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice

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Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

WE MAKE NO ASSURANCES THAT THE TRANSFER RULE IS OR WILL BE EFFECTIVE IN DETECTING OR PREVENTING MARKET TIMING.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


UNDERLYING FUND TRADING POLICIES


You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.

Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new

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34

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purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.


FIXED ACCOUNT AND BENEFIT ACCOUNT TRANSFERS AND TRANSFER RESTRICTIONS

TRANSFERS TO THE BENEFIT ACCOUNT

Anytime after the first Policy Year, You may request to transfer amounts to the Benefit Account from Your Investment Account. Amounts so transferred may be subject to a Transfer Charge. In addition, amounts transfered may be subject to:
(1) the Investment Account Transfer Charge; (2) a percentage of premium charge; and (3) Administrative Transfer Fee.

Only one such transfer per calendar month may be made.

INVESTMENT ACCOUNT TRANSFER CHARGE

Each premium payment allocated to the Investment Account has its own Investment Account Transfer Charge schedule shown below. The Transfer Charge is calculated based on a percentage of each premium payment allocated to the Investment Account prior to any Deductions from Premium Payments. The amount assessed a charge will not exceed your premium payments allocated to the Investment Account. Only premium payments held for less than five years will be subject to a charge.

                  INVESTMENT ACCOUNT TRANSFER CHARGE SCHEDULE

PERCENTAGE USED TO CALCULATE THE TRANSFER CHARGE:

        NUMBER OF POLICY ANNIVERSARIES             ON AMOUNTS TRANSFERRED FROM
         SINCE THE PREMIUM ALLOCATION                THE INVESTMENT ACCOUNT
           TO THE INVESTMENT ACCOUNT                 TO THE BENEFIT ACCOUNT
--------------------------------------------------------------------------------
                       0                                        3%
                       1                                        3%
                       2                                        3%
                       3                                        2%
                       4                                        1%
                      5+                                        0%

For purposes of calculating the Investment Account Transfer Charge, transfers from the Investment Account will occur in the following order:

(a) transfers made during the first five Policy Years will be taken first from premium payments and then from earnings;

(b) transfers made after the fifth Policy Year will be taken:

    (1) first, from premium payments held in the Policy for more than five years;

    (2)  then, from earnings; and

    (3)  then, from premium payments held in the Policy for five years or less.

TRANSFERS TO THE INVESTMENT ACCOUNT

Anytime after the first Policy Year, You may request to transfer amounts from the Benefit Account to the Investment Account. The minimum transfer allowed is $500. The maximum transfer allowed is Your Benefit Account value less (a) Indebtedness attributable to the Benefit Account; and (b) Benefit Account Surrender Charges; and (c) $1,000. A Transfer Charge, not to exceed the Maximum Administrative Transfer Charge shown in the Fee Table, if any, may be assessed on each such transfer. Only one such transfer per calendar month may be made.

After amounts transferred have been taken from the Benefit Account, the Face Amount will be reduced by the amount of the reduction in the Benefit Account as a result of the transfer.

RESTRICTIONS ON TRANSFERS FROM THE FIXED ACCOUNT TO THE SUB-ACCOUNTS

You are limited as to the timing and the amounts that can be transferred from the Fixed Account to the Sub-Accounts (other than those allowed under the Dollar Cost Averaging program). The limits are as follows:

(a) the transfer must occur during the 30 day period following each Policy Anniversary; and

(b) the maximum amount transferred in any Policy Year will be the greater of (a) $1,000; or (b) 25% of the accumulated value in the account on the date of transfer.

As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

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                                                                          35

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For example, it may take 16 years to move $100,000 from the Fixed Account
(assuming no growth on the account or policy charges):

                            BEGINNING
                              FIXED
                             ACCOUNT             AMOUNT             ENDING
                              VALUE            TRANSFERRED          BALANCE
        YEAR                   ($)                 ($)                ($)
--------------------------------------------------------------------------------
          1                   100,000             25,000             75,000
          2                    75,000             18,750             56,250
          3                    56,250             14,063             42,188
          4                    42,188             10,547             31,641
          5                    31,641              7,910             23,730
          6                    23,730              5,933             17,798
          7                    17,798              4,449             13,348
          8                    13,348              3,337             10,011
          9                    10,011              2,503              7,508
         10                     7,508              1,877              5,631
         11                     5,631              1,408              4,224
         12                     4,224              1,056              3,168
         13                     3,168              1,000              2,168
         14                     2,168              1,000              1,168
         15                     1,168              1,000                168
         16                       168                168                  0

OTHER LIMITATIONS

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts that do not come from any of the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

MODIFICATIONS OF POLICY -- The only way the Policy may be modified is by a written agreement signed by Our President, or one of Our Vice Presidents, Secretaries, or Assistant Secretaries. We may make modifications of the Policy in any form permitted by law including: (i) those modifications that are necessary to ensure that we operate the Separate Account as required under the Investment Company Act of 1940; (ii) that, in Our judgment, are necessary or appropriate to ensure that the Policy continues to qualify as life insurance under the Internal Revenue Code, or any other applicable law, regulation or interpretation and (iii) that, in Our judgment, are necessary or appropriate to comply with any law, regulation or interpretation. As required by law, We will provide written notice to You of any Policy modification.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

HOW THE POLICY WORKS

Before we talk about how your policy works, you should read through the definition section to understand some of the key words and how they are defined in this Prospectus.

ACCOUNT VALUE -- The total of all assets in the Investment Account, Benefit Account and the Loan Account.

FACE AMOUNT -- An amount we use to determine the death benefit. On the effective date of the Policy, the Face Amount is the initial Face Amount shown in your Policy. The Face Amount may be increased or decreased under the terms of the Policy.

LOAN ACCOUNT -- The account used to collateralize Indebtedness.

INDEBTEDNESS -- The sum of all Policy loans taken plus any interest due or accrued minus any loan repayments.

MONTHLY ACTIVITY DATE -- The day we compute the Monthly Deduction Amount. This occurs on your Policy Anniversary and the same date in each succeeding month as the Policy Anniversary. However, if the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM PAYMENT -- Your Premium Payment minus any premium tax and premium charges.

VALUATION DAY -- Any day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of business of the New York Stock Exchange, generally 4:00 p.m. eastern time.

VALUATION PERIOD -- The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

PURCHASING A POLICY

To purchase a Policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the life of an individual called the "Insured". The Insured must be age 85 or under and must supply evidence of insurability acceptable to us. Acceptance of the

36

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application is subject to our underwriting rules. We reserve the right to reject an application for any reason. The minimum initial Premium Payment is the amount required to keep the Policy in force for one month, but not less than $50.

Your Policy will be effective on the date we receive all outstanding delivery requirements and the initial Premium Payment. That date is the Policy Date. The Policy Date is the date used to determine all future cyclical transactions for the Policy, such as Monthly Activity Date and Policy Years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.



After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."



You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:



- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.



- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.



-   Any premium payment in excess of $1,000,000 is subject to our approval.



In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.


INCREASES IN FACE AMOUNT -- We do not allow increases in the Face Amount except increases resulting from the Cost of Living Adjustment Rider. We do not require evidence of insurability for increases in the Face Amount under the Cost of Living Adjustment Rider. Each increase in the Face Amount due to the Cost of Living Adjustment Rider will be treated as a separate insurance segment and therefore the Monthly per $1,000 Charge, cost of insurance rates and surrender charges for each such insurance segment will depend on the individual characteristics of the insured at the time of the increase.

DECREASES IN FACE AMOUNT -- At any time after the first Policy Year, you may request in writing to decrease the Face Amount. The minimum amount by which the Face Amount can be decreased is based on our rules then in effect. We reserve the right to limit the number of decreases made under a Policy to no more than one in any 12 month period.

There is no charge for decreasing the Face Amount. A decrease in the Face will not change the policy rates and charges except that the cost of insurance charge will generally be lower because the amount of risk will be smaller.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in

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writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

ALLOCATION OF PREMIUM PAYMENTS


Premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.




INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.


HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or


To our Individual Life Operations Center at:


The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.


Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.


Each time you make a Premium Payment, the transaction confirmation sent to you will show how a Net Premium Payment has been allocated. Additionally, each quarterly statement summarizes the current Premium Payment allocation in effect for your Policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.


If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.

ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- When Net Premium Payments are credited to the Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Net Premium Payments by the Accumulation Unit Value for that day. The more Premium Payments you make to your Policy, the more Accumulation Units you will have. The number of Accumulation Units in the sub-account is decreased when amounts are transferred out, any transfer charges are taken, any Monthly Deduction Amounts are taken, withdrawals are taken, any applicable surrender charges are taken or for a death claim, by transferring money out of the Sub-Accounts or settling a death benefit claim.

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To determine the current Accumulation Unit Value, we take the prior Valuation
Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day. The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of the Fund held in the Sub-Account at the end of the current Valuation Period, including the per share amount of any dividend or capital gain distributions paid by that Fund during that Valuation Period, divided by

- The net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a Policy, such as determining Account Value, Policy Loans, or the calculation of death benefits will be based on the next computed accumulation unit value after We receive it in good order.

ACCOUNT VALUE

Your Account Value is the sum of all your assets allocated to the Sub-Accounts, the Fixed Account, the Benefit Account and the Loan Account. Your Account Value changes on a daily basis and will be computed on each Valuation Day. Account Value varies to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account, the Benefit Account and the Loan Account, any Monthly Deduction Amount and any withdrawals taken and any Premium Payments made. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

ACCOUNT VALUE

Your Account Value on the Policy Date equals the sum of the initial Net Premium allocated to the Benefit Account plus Your Investment Account value plus Your Loan Account value, if any, less the Monthly Deduction Amount for the first policy month.

On each Valuation Day, Your Account Value equals the sum of:

(a)  Your accumulated value in the Benefit Account;

(b) Your Investment Account value; and

(c)  Your Loan Account value if any.

ACCUMULATED VALUE IN THE BENEFIT ACCOUNT

Your Accumulated Value in the Benefit Account equals:

(a)  the Net Premiums allocated to it; plus

(b) net amounts transferred to it from other Investment Choices or the Loan Account; plus

(c)  interest credited to it; minus

(d) amounts transferred out of it to other Investment Choices or the Loan Account; minus

(e)  any charges taken as a result of a transfer from it; minus

(f)  any Monthly Deduction Amounts taken from it; minus

(g)  any withdrawals taken from it.

INVESTMENT ACCOUNT VALUE

Your Investment Account value equals the accumulated value in the Sub-Accounts plus the accumulated value in the Fixed Account.

ACCUMULATED VALUE IN THE FIXED ACCOUNT

Your accumulated value in the Fixed Account equals:

(a)  the Net Premiums allocated to it; plus

(b) amounts transferred to it from other Investment Choices or the Loan Account; plus

(c)  interest credited to it; minus

(d) amounts transferred out of it to other Investment Choices or the Loan Account; minus

(e)  any transfer charges taken from it; minus

(f)  any Monthly Deduction Amounts taken from it; minus

(g)  any withdrawals taken from it; minus

(h) any applicable Surrender Charges taken from it.

ACCUMULATED VALUE IN THE SUB-ACCOUNTS

Your accumulated value in any Sub-Account equals:

(a) the number of Your Accumulation Units in that Sub-Account on the Valuation Day; multiplied by

(b) that Sub-Account's Accumulation Unit Value on the Valuation Day.

For purposes of calculating Sub-Account values, whenever the Monthly Activity Date falls on a date other than a Valuation Day, We will use the Sub-Account values as of the next Valuation Day.

The number of Accumulation Units in any Sub-Account is increased when:

(a)  Net Premiums are allocated to it; or

(b) amounts are transferred to it from other Investment Choices or from the Loan Account.

The number of Accumulation Units in any Sub-Account is decreased when:

(a) amounts are transferred out of it to other Investment Choices or to the Loan Account; or

(b) any transfer charges are taken from it; or

(c)  any Monthly Deduction Amounts are taken from it; or

(d) any withdrawals are taken from it; or

(e)  any applicable Surrender Charges are taken from it.

CASH VALUE

Your Cash Value is equal to Your Account Value less any applicable Surrender Charges as shown on Page 3B of your policy.

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CASH SURRENDER VALUE

Your Cash Surrender Value is equal to Your Cash Value less Indebtedness, if any.

BENEFIT ACCOUNT: Part of Hartford's General Account. You may allocate some or all of your Net Premium Payments to this account. Transactions applied against this account also affect the Policy Protection Benefit. Net Premium Payments that are designated to preserve the Policy Protection Amount are allocated to this account.

The Benefit Account is an Investment Choice under the policy. The Benefit Account is part of the Company's General Account. We credit interest at a rate as declared by Us to Policy Value allocated to the Benefit Account. In addition, premium payment, withdrawals, transfers, loans and loan repayments applied to or deducted from the Benefit Account are used to determine the accumulated value of the Policy Protection Account.

POLICY PROTECTION BENEFIT

GENERAL

The Policy Protection Benefit, if available, will prevent Your Policy from going into default on any Monthly Activity Date when Your Benefit Account Value is not sufficient to cover deductions taken from the Benefit Account by waiving the portion of such deductions which exceed the Benefit Account Value.

However, this benefit will not prevent Your Policy from going into default when the Indebtedness equals or exceeds the Cash Value. See the Termination Due To Excessive Indebtedness provision for more information.

WHEN THIS BENEFIT IS AVAILABLE

This benefit is available if, on any given Monthly Activity Date, the Policy Protection Test is met. If this benefit is not available, it can be made available at any time by making a premium payment or loan repayment or a transfer from the Investment Account to the Benefit Account, sufficient to meet the Policy Protection Test. However, if premiums received to restore the availability of this benefit would cause the policy to fail to meet the definition of life insurance (in accordance with the Internal Revenue Code) the excess premiums will be refunded and this benefit will not be available at that time.

HOW THE POLICY PROTECTION TEST IS MET

The Policy Protection Test is met if the accumulated value in the Policy Protection Account is equal to or greater than zero. If the test is not met, the benefit will not be available.

WHEN THIS BENEFIT GOES INTO EFFECT

This benefit will go into effect when Your Benefit Account value is not sufficient to cover the monthly deductions taken from the Benefit Account provided that the Policy Protection Test is met.

If this benefit goes into effect, any Monthly Deduction Amounts that could not be deducted from the Benefit Account will be waived.

POLICY PROTECTION ACCOUNT


The Policy Protection Account is a reference account used solely to determine whether or not the Policy Protection Test has been met. This Account is not used to determine the actual Account Value, Cash Value, Cash Surrender Value or Death Benefit provided by the Policy. Premium payments, withdrawals, transfers and loan repayments applied to or deducted from the Benefit Account will result in a transaction of equal amount which is then allocated to the Policy Protection Account. We calculate the value in the Policy Protection Account similar to the calculation of Benefit Account Value but we apply a different set of charges as set forth in Your Policy. For policies issued on or after February 14, 2008, the charges and rates used to determine the value of the Policy Protection Account are different than the charges and rates used to determine the value of the Policy Protection Account for policies issued prior to February 14, 2008. Refer to your policy specification page for more information.


NOTIFICATION OF POLICY PROTECTION STATUS

We want to keep You informed on the status of the benefit. Therefore, at the end of each Policy Year, We will inform You of the following:

(a)  whether or not the benefit is then available;

(b) if it is not available, the amount necessary to have the benefit available until the next Policy Anniversary; and

(c) if applicable, how long the benefit will be available assuming that You continue to make Planned Premium payments on time as scheduled.

You can obtain the value of the Policy Protection Account at anytime by calling us at 1-800-238-5453.

REQUESTED CHANGES

Changes will be made to the Policy Protection Monthly Rate if:

(a)  an Insured's risk class changes;

(b) the Face Amount increases or decreases;

(c)  other riders are added to or removed from the Policy; or

(d) there are any increases or decreases to benefits provided by riders.

If any of the above changes occur, We will send You new Policy Specification Pages, or an endorsement, which will reflect changes to the Policy Protection rates and/or charges that were affected by the requested change.

40

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DEATH BENEFITS

Your Policy provides for the payment of the death benefit proceeds to the beneficiary that you name upon receipt of due proof of the death of the Insured. You must notify us in writing as soon as possible after the death of the Insured. The death benefit proceeds payable to the beneficiary equal the death benefit minus any Indebtedness and any due and unpaid Monthly Deduction Amount. Fluctuations in your Account Value may have an effect on your death benefit. If your Policy lapses, no death benefit will be paid.

The Death Benefit on the Policy Date is equal to the sum of the Initial Face Amount; Your Investment Account value, and the Loan Account value attributable to loans taken from the Investment Account.

Thereafter, the Death Benefit is equal to the greater of:

(a) the sum of the current Face Amount, Your Investment Account value, and the Loan Account value attributable to loans taken from the Investment Account; or

(b) the Minimum Death Benefit.

The Death Benefit may change in accordance with the Minimum Death Benefit, Increases and Decreases in Face Amount, Transfers and Withdrawals provisions, increases and decreases in the accumulated value in the Sub-Accounts, and any additional benefits provided by riders which may be attached to this Policy.

DEATH PROCEEDS

Upon receipt of Due Proof of Death of the Insured, We will pay the Death Proceeds to the Beneficiary. Death Proceeds equal the Death Benefit less all Indebtedness and any due and unpaid Monthly Deduction Amounts occurring during a Policy Grace Period.

Any Monthly Deduction Amounts taken after the date of the Insured's death and before We receive Due Proof of Death will be added to Your Account Value for purposes of determining Your Death Proceeds. All amounts used in determining the Death Proceeds are calculated as of the date We receive Due Proof of Death.

If the Insured dies after We receive a request In Writing from You to surrender the Policy, the Cash Surrender Value will be paid in lieu of the Death Proceeds.

MINIMUM DEATH BENEFIT -- The Policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your Policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the Policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your Policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                                A          B
--------------------------------------------------------------------------------
 Face Amount                                                  $50,000    $50,000
 Benefit Account Value                                         23,000     17,000
 Specified Percentage                                            250%       250%

In Example A, the death benefit equals $57,500, i.e., the greater of $50,000 (the Face Amount) or $57,500 (the Account Value at the date of death of $23,000, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $50,000, i.e., the greater of $50,000 (the Face Amount) or $42,500 (the Account Value of $17,000, multiplied by the specified percentage of 250%).

RIDERS

You may add additional benefits to your Policy by electing one or more of the riders described below. Each rider involves additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this Policy. This Rider allows you to terminate your Policy and receive the Account Value without any deduction for Surrender Charges if there is no federal Estate Tax law in effect in 2011. We must receive your Surrender request during the month of January 2011. The amount you receive under this Rider is reduced by any outstanding Indebtedness. There is no additional charge for this Rider. The tax treatment of surrender proceeds from a surrendered policy pursuant to the Estate Tax Repeal Rider is the same as the tax treatment of surrender proceeds from a surrendered policy without the rider. See "Federal Tax Considerations" for more information.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may have a difficult time paying your life insurance premiums to keep your Policy inforce. Under this Rider, if the Insured becomes totally disabled, we will credit the Policy with the amount shown in the specifications page of your Policy, for as long as the Insured remains totally disabled. This will help keep your Policy inforce if you fall behind on your Premium Payments. You choose the level of coverage when you select the Rider. The charge for this Rider will continue to be deducted during total disability until the Rider terminates.

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You may elect this rider when you purchase your Policy or on any Policy
Anniversary. Hartford may require proof of insurability before we issue this rider to you.


WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider is only available at Policy issuance and there is a charge for this rider.


ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this Rider we will pay a specified amount shown on the specifications page of your Policy when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider.

WAIVER OF THE MONTHLY DEDUCTION AMOUNT RIDER -- The costs of your Policy are deducted each month through the Monthly Deduction Amount. If you become disabled and fall behind on your Premium Payments, the continued deduction of the Monthly Deduction Amounts could put your Policy at risk to lapse and terminate. Under the Waiver of the Monthly Deduction Amount Rider, while the Insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your Policy inforce if you fall behind on your Premium Payments. The charge of this Rider will continue to be deducted during total disability until the Rider terminates. You may elect this rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this rider to you.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this Rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the Rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this Rider is terminated and no future increases will occur. There is no charge for this Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your Policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your Policy is in danger of lapsing or terminating due to excessive outstanding indebtedness. You may elect the benefit under limited circumstances as described in the Rider and subject to the terms and limitations described in the Rider. At the time you elect the Rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value. If the rider allows the Policy to continue with minimal proceeds payable upon death (after reduction for any Policy Indebtedness), there is risk that the Internal Revenue Service could contend that the Policy has been effectively terminated and any Policy Indebtedness should be treated as a distribution from the Policy. Depending on the circumstances, all or part of such deemed distribution may be taxable as income.


CHILD RIDER -- This rider provides $5,000 or $10,000 of term life insurance coverage on all the eligible children of the Insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. The rider covers all of the Insured's children who are 16 days to 14 years at rider issue. Children born or adopted after issue may be added upon attaining age 16 days. Children over 14 years may not be added. Coverage under this rider terminates for a child when they reach age 25 or when the Insured reaches age 65, if earlier.


ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300. (Hartford Life and Annuity Insurance Company Policies only).

These riders may not be available in all states.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary and the proceeds will be held in our General Account. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.


FIRST OPTION -- INTEREST INCOME

We pay interest on the amount you have applied to this option. The interest we pay will be determined by us in our sole discretion, although we will not pay you less than the minimum amount required by your state. You may request these payments to be made monthly, quarterly, semi-annually or annually. If you elect this option you may request the remaining amount of the Death Benefit at any time.

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42

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SECOND OPTION -- INCOME OF FIXED AMOUNT

We pay equal payments (chosen by the beneficiary) of the total amount applied to this option along with interest equal to at least the minimum required by your state until that total amount is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the remaining balance.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

We make monthly payments for the number of years selected, which may be from one to 30 years. This option provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under this settlement option.

Other arrangements for income payments may be added or otherwise agreed upon.


BENEFITS WHEN INSURED REACHES AGE 120 OR AGE 100 FOR POLICIES ISSUED PRIOR TO SEPTEMBER 10, 2007



On the Policy Anniversary after the Insured reaches age 120 or Age 100 for policies issued prior to September 10, 2007 the following will occur:


-   All optional benefits will terminate;

-   We will stop assessing all monthly policy charges;

-   Any indebtedness will continue to accrue interest;

-   You may not make any additional premium payments;

-   You may make loan repayments;

-   You may not take any withdrawals from the Benefit Account;

-   You may not take any new loans;

-   The Policy may terminate due to excessive indebtedness

SURRENDERING AND MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- While your Policy is in force, you may surrender your Policy to us. We will pay you the Cash Surrender Value. Our liability under the Policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.

A Policy's Cash Value is equal to the Account Value less any applicable surrender charges.

A Policy's Cash Surrender Value, which is the net amount available upon surrender of the Policy, is the Cash Value less any indebtedness.

WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum withdrawal is the Cash Surrender Value, minus $1,000. Your Death Benefit, Account Value and Cash Value under the Policy will be reduced as a result of the withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each withdrawal. Additionally, withdrawals from the Investment Account may be assessed an Investment Account Surrender Charge.

WITHDRAWALS FROM THE INVESTMENT ACCOUNT

The maximum withdrawal amount allowed from the Investment Account is Your Investment Account value. Only one withdrawal per calendar month may be made. We may assess an Investment Account Surrender Charge when you request a withdrawal from the Investment Account. The Investment Account Surrender Charge is based on the amount you choose to withdraw and how long your premium payments have been allocated to the Investment Account. Each Premium allocated to the Investment Account has its own Investment Account Surrender Charge schedule. The longer you leave your premium payments in the Investment Account, the lower the Investment Account Surrender charge will be when you take withdrawals from the Investment Account. The amount assessed an Investment Account Surrender Charge will not exceed your total premiums allocated to the Investment Account. The percentage used to calculate the Investment Account Surrender Charge is shown below.

                  MAXIMUM INVESTMENT ACCOUNT SURRENDER CHARGES

PERCENTAGE USED TO CALCULATE THE SURRENDER CHARGE:

          NUMBER OF POLICY ANNIVERSARIES              ON AMOUNTS WITHDRAWN OR
           SINCE THE PREMIUM ALLOCATION                 SURRENDERED FROM THE
            TO THE INVESTMENT ACCOUNT                    INVESTMENT ACCOUNT
--------------------------------------------------------------------------------
                        0                                         7%
                        1                                         7%
                        2                                         7%
                        3                                         6%
                        4                                         5%
                        5                                         4%
                        6                                         3%
                        7+                                        0%

ORDER OF WITHDRAWALS FOR THE PURPOSE OF DETERMINING INVESTMENT ACCOUNT SURRENDER
CHARGES:

During the first seven Policy Years all withdrawals will be taken first from Premium Payments, then from earnings. After the seventh Policy Year, all withdrawals will be taken first from earnings, then for premium payments held in the policy for more than seven policy anniversaries and then from Premium Payments invested for less than seven anniversaries. Only Premium Payments invested for less than seven policy anniversaries are subject to Investment Account Surrender Charges.

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The policy has an Overall Maximum Surrender Charge that the Investment Account
Surrender Charge accessed upon withdrawal may not exceed. The Overall Maximum Surrender Charge is based on the initial face amount of the policy and is a declining schedule that lasts for the life of the policy. Each time an Investment Account Surrender Charge is assessed on a withdrawal, the Overall Maximum Surrender Charge is reduced.

WITHDRAWALS FROM THE BENEFIT ACCOUNT

The maximum withdrawal amount allowed from the Benefit Account is Your Benefit Account value less the Benefit Account Surrender Charges less $1,000. Only one withdrawal per calendar month may be made. After the withdrawal, the Face Amount will be reduced by an amount equal to the reduction in the Benefit Account value resulting from the withdrawal. Withdrawals from the Benefit Account will also have a negative impact on the Policy Protection Account.

LOANS


AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

Loans will also have negative impact on the Policy Protection Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the Policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) Policy Anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your Policy is in force and the insured is alive. The amount of your Policy loan repayment will be deducted from the Loan Account. You must instruct us as to which Indebtedness the repayment should be applied to -- Indebtedness attributable to the Benefit Account or Indebtedness attributable to the Investment Account:

    1. For loan repayments to the Investment Account: An amount equal to the loan repayment attributable to the Investment Account will be transferred from the Loan Account and will be allocated to the Investment Account in the same manner as premiums are allocated to that Account.

    2. For loan repayments to the Benefit Account: An amount equal to the loan repayment attributable to the Benefit Account will be transferred from the Loan Account and will be allocated to the Benefit Account.

In the absence of any such instructions, the repayment will be applied to any outstanding Indebtedness attributable to the Benefit Account to the extent possible, with any remaining amount applied to any outstanding Indebtedness attributable to the Investment Account.

Unless otherwise instructed, all payments received by us will be treated as Premium Payments under your Policy. You must indicate in writing if a payment is intended to be a loan repayment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account and the Benefit Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account, the Sub-Accounts and the Benefit Account earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account, the Sub-Accounts and the Benefit Account earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the Policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata

44

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basis. If there is not enough value in the Fixed Account and Sub-Accounts, the needed collateral will be transferred from the Benefit Account. Transfers from the Benefit Account will have a negative effect on policy protection benefit.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF        INTEREST RATE
DURING POLICY YEARS      INDEBTEDNESS          CHARGED
------------------------------------------------------------
        1-10                 All                  5%
    11 and later          Preferred             3.25%
                        Non-Preferred           4.25%

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts from the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the Policy Protection Benefit is not available or the Indebtedness equals or exceeds the Cash Value.

If the Policy goes into default, we will send you a lapse notice to warn you that the Policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record at the last known address. This lapse notice will tell you the minimum Premium Payment required to keep the Policy from terminating. This minimum Premium Payment will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your Policy goes into default.

We will keep your Policy inforce for the 61-day period following the date we mail you the notice. We call that period the "Grace Period." However, if we have not received the required Premium Payment specified in your lapse notice by the end of the Grace Period, the Policy will terminate. If the insured dies during the Grace Period, we will pay the Death Proceeds.


REINSTATEMENT -- If the Insured is still alive, the Policy may be reinstated prior to the date the Insured reaches age 120 or age 100 for policies issued on or after September 10, 2007, unless the Policy has been surrendered for cash, and provided that:


-   You request reinstatement in writing within three years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the Policy was terminated is repaid or carried over to the reinstated Policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the Policy is reinstated.

Your Benefit Account value on the reinstatement date will equal:

-   Your Benefit Account value at the time of Policy termination; plus

- Net Premiums attributable to the Benefit Account for premiums paid at the time of reinstatement; plus any Indebtedness attributable to loans taken from the Benefit Account carried over to the reinstated Policy; minus

- The Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period.

Your Investment Account value on the reinstatement date will equal any Net Premiums attributable to the Investment Account for premiums paid at the time of reinstatement;

Your Loan Account value on the reinstatement date will equal any Indebtedness carried over to the reinstated Policy;

The Policy Protection Account will equal:

- The accumulated value of the Policy Protection Account at the time of Policy termination; plus

-   Policy Protection Net Premiums paid at the time of reinstatement; minus

- The Policy Protection Monthly charges that would have been deducted from the Policy Protection Account during the Policy Grace Period.

-   Any Surrender Charge is based on the duration from the original Policy date.

OTHER BENEFITS


DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.


You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

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The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.


STATIC ASSET ALLOCATION MODELS



This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Registered Representative. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these program merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.

FEDERAL TAX CONSIDERATIONS


IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.


INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.


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In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. For example, the death benefit will be taxable in the case of a transfer-for-value, unless certain exceptions apply. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.


At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).


At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single


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premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).


There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others

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without going through such a variable contract), such "public availability"
means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

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Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES


Effective for all "employer-owned life insurance contracts" issued after August 17, 2006 (including contracts issued before August 18, 2006 but materially modified on or after such date), Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.


An "employer-owned life insurance contract" is defined as a life insurance contract which --

(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).


Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts (e.g., see IRS Form 8925, Report of Employer-Owned Life Insurance Contracts).


If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30%

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rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under difference sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, premium payment pattern and hypothetical rates of return that you request. You can request for such personalized illustrations at anytime from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL STATEMENTS

We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the sum of the accumulated value in Your Benefit Account, Investment Account and the Loan Account.

AMOUNT AT RISK: On any Monthly Activity Date, the Amount at Risk equals the Death Benefit less Your Account Value prior to assessing the Monthly Deduction Amount. At any other time, the Amount a Risk equals the Death Benefit less Your Account Value.

ATTAINED AGE: The insured's Issue Age plus the number of completed Policy Years.

BENEFIT ACCOUNT: An Investment Choice available within the Company's General Account to which we credit interest at a rate as declared by Us. Premium payments, withdrawals, transfers, loans and loan repayments applied to or deducted from this Account are used in determining the accumulated value of the Policy Protection Amount.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.



The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.



The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: An Investment Choice of the Investment Account which is part of our general account to which we credit interest at a rate declared by Us.

FUND: A registered open-end management company in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: An account which contains all of Our assets other than those held in Our Separate Accounts.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.


INVESTMENT ACCOUNT: The Sub-Accounts and the Fixed Account.



ISSUE AGE: As of the Policy Date, an Insured's age on his/her last birthday.


LOAN ACCOUNT: an account used to hold amounts set aside to serve as security for loans taken on the policy.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium allocated to the Benefit Account and Investment Account, as instructed by You. It is the premium paid less the Deductions from Premiums shown in your policy.


POLICY PROTECTION ACCOUNT: A reference account used solely to determine whether or not the Policy Protection Test has been met.



POLICY PROTECTION MONTHLY CHARGE: A charge deducted, on each Monthly Activity Date, from the Policy Protection Account as described in the Policy Protection Monthly Charge provision of your policy.


POLICY PROTECTION NET PREMIUM: The Premium amount credited to the Policy Protection Account. It is the premium allocated to the Benefit Account less deductions for the Policy Protection Premium Charge and the Policy Protection Tax Charge.


POLICY PROTECTION NET TRANSFERS: The transfer amount credited to the Policy Protection Account. It is the transfer allocated to the Benefit Account less deductions for the Policy Protection Premium Charge and the Policy Protection Tax Charge.



POLICY PROTECTION TEST: A test used to determine whether the Policy Protection Benefit is available.


PRO-RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from the other assets of the Company.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed upon (a) withdrawal or surrender of amounts from Your Investment Account; or (b) surrender of the Policy for its Cash Surrender Value. Separate Surrender Charges apply to the Benefit Account and the Investment Account as shown in your policy.

52

-------------------------------------------------------------------------------

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day we are open and the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

-------------------------------------------------------------------------------

APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF
DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. We have provided illustrations for policies issued prior to September 10, 2007 and for policies issued on or after September 10, 2007. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.88%, 5.12% and 11.12%, respectively.


The Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

54

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
               DEATH BENEFIT OPTION: RETURN OF INVESTMENT ACCOUNT



                              $500,000 FACE AMOUNT
                    ISSUE AGE: 55 MALE STANDARD NON-NICOTINE
             $19,500 PLANNED PREMIUM FIRST YEAR, $9,500 THEREAFTER
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                   DEATH BENEFIT                                ACCOUNT VALUE
YEAR   INTEREST       0%              6%               12%         0%              6%               12%
-----------------------------------------------------------------------------------------------------------
1         $20,475   $509,608        $510,189          $510,771    $14,725         $15,256           $15,838
2         $31,474   $509,396        $510,567          $511,808    $20,004         $21,034           $22,274
3         $43,022   $509,188        $510,960          $512,945    $25,273         $26,766           $28,751
4         $55,149   $508,985        $511,366          $514,192    $33,358         $35,268           $38,093
5         $67,881   $508,786        $511,788          $515,558    $41,571         $43,840           $47,609
6         $81,250   $508,592        $512,225          $517,056    $49,510         $52,076           $56,905
7         $95,288   $508,402        $512,679          $518,699    $57,670         $60,470           $66,488
8        $110,027   $508,217        $513,149          $520,499    $66,119         $69,086           $76,433
9        $125,503   $508,035        $513,637          $522,473    $74,803         $77,864           $86,697
10       $141,753   $507,857        $514,143          $524,637    $83,740         $86,819           $97,310
15       $236,035   $507,027        $516,968          $539,014   $125,593        $127,394          $149,432
20       $356,366   $506,284        $520,357          $561,780   $166,762        $164,311          $205,720
25       $509,941   $505,620        $524,424          $597,832   $216,300        $205,319          $278,703
30       $705,947   $505,026        $529,303          $654,921   $266,055        $237,943          $363,517
35       $956,105   $504,494        $535,156          $745,324   $289,788        $217,975          $428,047
40     $1,275,378   $504,019        $542,179          $888,481   $280,040         $93,778          $439,854
45     $1,682,859   $503,594        $550,605        $1,115,177   $181,970         $50,605          $615,177
50     $2,202,920   $503,214        $560,714        $1,474,159     $3,214         $60,714          $974,159
55     $2,866,665   $502,874        $572,843        $2,042,623     $2,874         $72,843        $1,542,623
60     $3,713,789   $502,571        $587,394        $2,942,809     $2,571         $87,394        $2,442,809
65     $4,794,959   $502,299        $604,852        $4,368,292     $2,299        $104,852        $3,868,292


                 CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  -------------------------------------------
1        $8,908          $9,489           $10,071
2        $8,696          $9,867           $11,108
3       $10,933         $15,206           $17,191
4       $19,468         $23,708           $26,533
5       $28,136         $32,280           $36,049
6       $36,820         $40,516           $45,345
7       $45,730         $48,910           $54,928
8       $55,124         $58,091           $65,438
9       $64,458         $67,519           $76,352
10      $74,040         $77,119           $87,610
15     $120,738        $122,539          $144,577
20     $166,762        $164,311          $205,720
25     $216,300        $205,319          $278,703
30     $266,055        $237,943          $363,517
35     $289,788        $217,975          $428,047
40     $280,040         $93,778          $439,854
45     $181,970         $50,605          $615,177
50       $3,214         $60,714          $974,159
55       $2,874         $72,843        $1,542,623
60       $2,571         $87,394        $2,442,809
65       $2,299        $104,852        $3,868,292



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
               DEATH BENEFIT OPTION: RETURN OF INVESTMENT ACCOUNT



                              $725,000 FACE AMOUNT
                    ISSUE AGE: 55 MALE STANDARD NON-NICOTINE
             $19,500 PLANNED PREMIUM FIRST YEAR, $9,500 THEREAFTER
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                   DEATH BENEFIT                               ACCOUNT VALUE
YEAR   INTEREST       0%              6%               12%         0%             6%               12%
----------------------------------------------------------------------------------------------------------
1         $20,475   $509,608        $510,189          $510,771   $14,644         $15,226           $15,807
2         $31,474   $509,396        $510,567          $511,808   $17,504         $18,676           $19,916
3         $43,022   $509,188        $510,960          $512,945   $20,178         $21,950           $23,936
4         $55,149   $508,985        $511,366          $514,192   $25,475         $27,856           $30,682
5         $67,881   $508,786        $511,788          $515,558   $30,648         $33,649           $37,420
6         $81,250   $508,592        $512,225          $517,056   $35,623         $39,255           $44,087
7         $95,288   $508,402        $512,679          $518,699   $40,304         $44,580           $50,600
8        $110,027   $508,217        $513,149          $520,499   $44,603         $49,536           $56,886
9        $125,503   $508,035        $513,637          $522,473   $48,459         $54,061           $62,898
10       $141,753   $507,857        $514,143          $524,637   $51,834         $58,119           $68,614
15       $236,035   $507,027        $516,968          $539,014   $59,926         $69,867           $91,913
20       $356,366   $506,284        $520,357          $561,780   $40,528         $54,601           $96,024
25       $509,941   $505,620        $524,424          $597,832    $5,620         $24,424           $97,832
30       $705,947   $505,026        $529,303          $654,921    $5,026         $29,303          $154,921
35       $956,105   $504,494        $535,156          $745,324    $4,494         $35,156          $245,324
40     $1,275,378   $504,019        $542,179          $888,481    $4,019         $42,179          $388,481
42     $1,426,553   $503,843        $545,367          $966,898    $3,843         $45,367          $466,898
43     $1,507,855   $503,758        $547,050        $1,011,857    $3,758         $47,050          $511,857
44     $1,593,223   $503,675        $548,795        $1,061,144    $3,675         $48,795          $561,144
45     $1,682,859   $503,594        $550,605        $1,115,177    $3,594         $50,605          $615,177
50     $2,202,920   $503,214        $560,714        $1,474,159    $3,214         $60,714          $974,159
55     $2,866,665   $502,874        $572,843        $2,042,623    $2,874         $72,843        $1,542,623
60     $3,713,789   $502,571        $587,394        $2,942,809    $2,571         $87,394        $2,442,809
65     $4,794,959   $502,299        $604,852        $4,368,292    $2,299        $104,852        $3,868,292


                 CASH SURRENDER VALUE
YEAR     0%             6%               12%
----  ------------------------------------------
1       $8,908          $9,489           $10,071
2       $8,696          $9,867           $11,108
3       $8,618         $10,390           $12,376
4      $13,915         $16,296           $19,122
5      $19,088         $22,089           $25,860
6      $24,063         $27,695           $32,527
7      $28,744         $33,020           $39,040
8      $33,608         $38,541           $45,891
9      $38,114         $43,716           $52,553
10     $42,134         $48,419           $58,914
15     $55,071         $65,012           $87,058
20     $40,528         $54,601           $96,024
25      $5,620         $24,424           $97,832
30      $5,026         $29,303          $154,921
35      $4,494         $35,156          $245,324
40      $4,019         $42,179          $388,481
42      $3,843         $45,367          $466,898
43      $3,758         $47,050          $511,857
44      $3,675         $48,795          $561,144
45      $3,594         $50,605          $615,177
50      $3,214         $60,714          $974,159
55      $2,874         $72,843        $1,542,623
60      $2,571         $87,394        $2,442,809
65      $2,299        $104,852        $3,868,292



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

56

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
               DEATH BENEFIT OPTION: RETURN OF INVESTMENT ACCOUNT



                              $560,000 FACE AMOUNT
                    ISSUE AGE: 58 MALE STANDARD NON-NICOTINE
             $22,000 PLANNED PREMIUM FIRST YEAR, $12,000 THEREAFTER
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                   DEATH BENEFIT                                ACCOUNT VALUE
YEAR   INTEREST       0%              6%               12%         0%              6%               12%
-----------------------------------------------------------------------------------------------------------
1         $23,100   $569,608        $570,189          $570,771    $15,771         $16,353           $16,934
2         $36,855   $569,396        $570,567          $571,808    $22,064         $23,236           $24,476
3         $51,298   $569,188        $570,960          $572,945    $28,136         $29,908           $31,892
4         $66,463   $568,985        $571,366          $574,192    $37,811         $40,192           $43,016
5         $82,386   $568,786        $571,788          $575,558    $47,484         $50,485           $54,253
6         $99,105   $568,592        $572,225          $577,056    $56,562         $60,194           $65,023
7        $116,660   $568,402        $572,679          $578,699    $65,792         $70,068           $76,085
8        $135,093   $568,217        $573,149          $580,499    $75,096         $80,028           $87,375
9        $154,448   $568,035        $573,637          $582,473    $84,454         $90,056           $98,888
10       $174,770   $567,857        $574,143          $584,637    $93,820        $100,105          $110,595
15       $292,679   $567,027        $576,968          $599,014   $134,616        $144,557          $166,592
20       $443,164   $566,284        $580,357          $621,780   $161,997        $176,071          $217,472
25       $635,225   $565,620        $584,424          $657,832   $184,017        $202,821          $276,188
30       $880,349   $565,026        $589,303          $714,921   $170,907        $195,185          $320,722
35     $1,193,196   $564,494        $595,156          $805,324    $41,914         $72,576          $282,560
40     $1,592,477   $564,019        $602,179          $948,481     $4,019         $42,179          $388,481
45     $2,102,072   $563,594        $610,605        $1,175,177     $3,594         $50,605          $615,177
50     $2,752,459   $563,214        $620,714        $1,534,159     $3,214         $60,714          $974,159
55     $3,582,535   $562,874        $632,843        $2,102,623     $2,874         $72,843        $1,542,623
60     $4,641,947   $562,571        $647,394        $3,002,809     $2,571         $87,394        $2,442,809
62     $5,143,576   $562,458        $653,998        $3,495,901     $2,458         $93,998        $2,935,901


                 CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  -------------------------------------------
1        $8,908          $9,489           $10,071
2        $8,696          $9,867           $11,108
3       $10,177         $11,949           $13,933
4       $20,450         $22,831           $25,655
5       $30,727         $33,728           $37,497
6       $40,717         $44,350           $49,178
7       $50,859         $55,135           $61,152
8       $61,275         $66,207           $73,554
9       $71,445         $77,047           $85,879
10      $81,629         $87,914           $98,404
15     $128,518        $138,459          $160,494
20     $161,997        $176,071          $217,472
25     $184,017        $202,821          $276,188
30     $170,907        $195,185          $320,722
35      $41,914         $72,576          $282,560
40       $4,019         $42,179          $388,481
45       $3,594         $50,605          $615,177
50       $3,214         $60,714          $974,159
55       $2,874         $72,843        $1,542,623
60       $2,571         $87,394        $2,442,809
62       $2,458         $93,998        $2,935,901



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
               DEATH BENEFIT OPTION: RETURN OF INVESTMENT ACCOUNT



                              $560,000 FACE AMOUNT
                    ISSUE AGE: 58 MALE STANDARD NON-NICOTINE
             $22,000 PLANNED PREMIUM FIRST YEAR, $12,000 THEREAFTER
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                   DEATH BENEFIT                               ACCOUNT VALUE
YEAR   INTEREST       0%              6%               12%         0%             6%              12%
---------------------------------------------------------------------------------------------------------
1         $23,100   $569,608        $570,189          $570,771   $15,741        $16,321           $16,904
2         $36,855   $569,396        $570,566          $571,808   $18,621        $19,792           $21,034
3         $51,298   $569,188        $570,957          $572,945   $21,136        $22,905           $24,894
4         $66,463   $568,985        $571,363          $574,192   $26,870        $29,247           $32,077
5         $82,386   $568,786        $571,783          $575,558   $32,176        $35,173           $38,948
6         $99,105   $568,592        $572,219          $577,056   $36,984        $40,612           $45,449
7        $116,660   $568,402        $572,672          $578,699   $41,252        $45,521           $51,549
8        $135,093   $568,217        $573,141          $580,499   $44,933        $49,857           $57,215
9        $154,448   $568,035        $573,627          $582,473   $47,998        $53,590           $62,436
10       $174,770   $567,857        $574,132          $584,637   $50,388        $56,662           $67,168
15       $292,679   $567,027        $576,948          $599,014   $46,979        $56,901           $78,967
20       $443,164   $566,284        $580,326          $621,780    $6,284        $20,326           $61,780
25       $635,225   $565,620        $584,377          $657,832    $5,620        $24,377           $97,832
30       $880,349   $565,026        $589,236          $714,921    $5,026        $29,236          $154,921
35     $1,193,196   $564,494        $595,062          $805,324    $4,494        $35,062          $245,324
40     $1,592,477   $564,019        $602,051          $948,481    $4,019        $42,051          $388,481
45     $2,102,072   $563,594        $610,431        $1,175,177    $3,594        $50,431          $615,177
50     $2,752,459   $563,214        $620,483        $1,534,159    $3,214        $60,483          $974,159
55     $3,582,535   $562,874        $632,537        $2,102,623    $2,874        $72,537        $1,542,623
60     $4,641,947   $562,571        $646,995        $3,002,809    $2,571        $86,995        $2,442,809
62     $5,143,576   $562,458        $653,554        $3,495,901    $2,458        $93,554        $2,935,901


                CASH SURRENDER VALUE
YEAR     0%             6%              12%
----  -----------------------------------------
1       $8,908         $9,489           $10,071
2       $8,696         $9,866           $11,108
3       $8,488        $10,257           $12,245
4       $9,509        $11,887           $14,716
5      $15,419        $18,416           $22,191
6      $21,140        $24,767           $29,604
7      $26,319        $30,589           $36,616
8      $31,112        $36,036           $43,395
9      $34,989        $40,582           $49,428
10     $38,197        $44,471           $54,977
15     $40,881        $50,802           $72,868
20      $6,284        $20,326           $61,780
25      $5,620        $24,377           $97,832
30      $5,026        $29,236          $154,921
35      $4,494        $35,062          $245,324
40      $4,019        $42,051          $388,481
45      $3,594        $50,431          $615,177
50      $3,214        $60,483          $974,159
55      $2,874        $72,537        $1,542,623
60      $2,571        $86,995        $2,442,809
62      $2,458        $93,554        $2,935,901



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

58

-------------------------------------------------------------------------------


WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-3072-03


811-07329

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD QUANTUM II
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2008



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2008

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2007: $82,444,333; 2006:
$51,443,389; and 2005: 34,284,714. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the Prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES

PREMIUM CHARGE -- The premium charge under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.


The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table
(ALB), Male or Female, Unismoke Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     INTERNATIONAL           SMALL/MID-CAP         VPS INTERNATIONAL
                                    VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                             622,886                 417,648                  83,937
                                     =============            ============            ============
  Cost:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                         $15,327,204              $7,532,627              $2,391,621
                                     =============            ============            ============
  Market Value:
   Class IA                                     --                      --                      --
   Class IB                                     --                      --                      --
   Other class                         $15,497,409              $7,112,541              $2,075,755
 Due from Hartford Life and
  Annuity Insurance Company                 57,582                  38,568                  82,187
 Receivable from fund shares
  sold                                          --                      --                      --
 Other assets                                   --                      --                      --
                                     -------------            ------------            ------------
 Total Assets                           15,554,991               7,151,109               2,157,942
                                     -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                      --                      --
 Payable for fund shares
  purchased                                 57,582                  38,568                  82,187
 Other liabilities                              --                      --                      --
                                     -------------            ------------            ------------
 Total Liabilities                          57,582                  38,568                  82,187
                                     -------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $15,497,409              $7,112,541              $2,075,755
                                     =============            ============            ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                                   AIM V.I.            AIM V.I.
                                      CAPITAL                 AIM V.I.         MID CAP CORE         SMALL CAP
                                 APPRECIATION FUND        CORE EQUITY FUND      EQUITY FUND        EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                  --                 --
   Class IB                                   --                      --                  --                 --
   Other class                            67,343                  60,049           1,260,973             85,316
                                    ============            ============       =============       ============
  Cost:
   Class IA                                   --                      --                  --                 --
   Class IB                                   --                      --                  --                 --
   Other class                        $1,714,185              $1,549,225         $16,697,907         $1,318,401
                                    ============            ============       =============       ============
  Market Value:
   Class IA                                   --                      --                  --                 --
   Class IB                                   --                      --                  --                 --
   Other class                        $1,977,854              $1,748,014         $18,372,373         $1,324,958
 Due from Hartford Life and
  Annuity Insurance Company                6,633                   1,110              69,554              8,132
 Receivable from fund shares
  sold                                        --                      --                  --                 --
 Other assets                                 --                      --                  --                 --
                                    ------------            ------------       -------------       ------------
 Total Assets                          1,984,487               1,749,124          18,441,927          1,333,090
                                    ------------            ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                  --                 --
 Payable for fund shares
  purchased                                6,633                   1,110              69,554              8,132
 Other liabilities                            --                      --                  --                 --
                                    ------------            ------------       -------------       ------------
 Total Liabilities                         6,633                   1,110              69,554              8,132
                                    ------------            ------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,977,854              $1,748,014         $18,372,373         $1,324,958
                                    ============            ============       =============       ============

                                                                                    AMERICAN FUNDS
                                      AIM V.I.             AMERICAN FUNDS              BLUE CHIP
                                      CAPITAL                   ASSET                 INCOME AND
                                  DEVELOPMENT FUND         ALLOCATION FUND            GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                            87,398                4,514,009                4,255,510
                                    ============            =============            =============
  Cost:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $1,706,005              $73,543,231              $44,696,747
                                    ============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $1,647,444              $83,012,623              $48,725,591
 Due from Hartford Life and
  Annuity Insurance Company                8,379                  151,704                  119,111
 Receivable from fund shares
  sold                                        --                       --                       --
 Other assets                                 --                       --                       --
                                    ------------            -------------            -------------
 Total Assets                          1,655,823               83,164,327               48,844,702
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                       --
 Payable for fund shares
  purchased                                8,379                  151,704                  119,111
 Other liabilities                            --                       --                       --
                                    ------------            -------------            -------------
 Total Liabilities                         8,379                  151,704                  119,111
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,647,444              $83,012,623              $48,725,591
                                    ============            =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                       BOND FUND               GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                           4,909,701                2,652,857                 3,584,953
                                     =============            =============            ==============
  Cost:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                         $55,511,586              $44,875,022              $178,566,636
                                     =============            =============            ==============
  Market Value:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                         $54,153,999              $66,321,427              $239,188,038
 Due from Hartford Life and
  Annuity Insurance Company                130,416                   89,644                   514,413
 Receivable from fund shares
  sold                                          --                       --                        --
 Other assets                                    1                        9                        55
                                     -------------            -------------            --------------
 Total Assets                           54,284,416               66,411,080               239,702,506
                                     -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                        --
 Payable for fund shares
  purchased                                130,416                   89,644                   514,413
 Other liabilities                              --                       --                        --
                                     -------------            -------------            --------------
 Total Liabilities                         130,416                   89,644                   514,413
                                     -------------            -------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $54,154,000              $66,321,436              $239,188,093
                                     =============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS                                                             AMERICAN FUNDS
                                 GROWTH-INCOME            AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                                      FUND              INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                       --                       --                       --
   Class IB                                  --                       --                       --                       --
   Other class                        4,824,176                3,545,804                1,489,747                1,557,323
                                 ==============            =============            =============            =============
  Cost:
   Class IA                                  --                       --                       --                       --
   Class IB                                  --                       --                       --                       --
   Other class                     $163,643,871              $62,295,961              $26,046,924              $27,127,635
                                 ==============            =============            =============            =============
  Market Value:
   Class IA                                  --                       --                       --                       --
   Class IB                                  --                       --                       --                       --
   Other class                     $203,869,678              $87,652,269              $38,286,497              $41,969,856
 Due from Hartford Life
  and Annuity Insurance
  Company                               442,154                  206,712                   86,100                  151,500
 Receivable from fund
  shares sold                                --                       --                       --                       --
 Other assets                                 8                       --                       --                       --
                                 --------------            -------------            -------------            -------------
 Total Assets                       204,311,840               87,858,981               38,372,597               42,121,356
                                 --------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                    --                       --                       --                       --
 Payable for fund shares
  purchased                             442,154                  206,712                   86,100                  151,500
 Other liabilities                           --                        1                       --                       --
                                 --------------            -------------            -------------            -------------
 Total Liabilities                      442,154                  206,713                   86,100                  151,500
                                 --------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $203,869,686              $87,652,268              $38,286,497              $41,969,856
                                 ==============            =============            =============            =============

                                 FIDELITY VIP            FIDELITY VIP        FIDELITY VIP
                                ASSET MANAGER            EQUITY INCOME        CONTRAFUND
                                  PORTFOLIO             FUND PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                       --                  --
   Class IB                                --                       --                  --
   Other class                        148,928                2,251,280           1,105,687
                                 ============            =============       =============
  Cost:
   Class IA                                --                       --                  --
   Class IB                                --                       --                  --
   Other class                     $2,520,088              $52,234,468         $34,373,584
                                 ============            =============       =============
  Market Value:
   Class IA                                --                       --                  --
   Class IB                                --                       --                  --
   Other class                     $2,467,743              $53,764,382         $30,362,174
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                   41,544             139,007
 Receivable from fund
  shares sold                               1                       --                  --
 Other assets                              --                        2                  --
                                 ------------            -------------       -------------
 Total Assets                       2,467,744               53,805,928          30,501,181
                                 ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   1                       --                  --
 Payable for fund shares
  purchased                                --                   41,544             139,007
 Other liabilities                         --                       --                   1
                                 ------------            -------------       -------------
 Total Liabilities                          1                   41,544             139,008
                                 ------------            -------------       -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $2,467,743              $53,764,384         $30,362,173
                                 ============            =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP          FRANKLIN
                                       OVERSEAS            MID CAP             INCOME
                                      PORTFOLIO           PORTFOLIO        SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                            145,089             554,423           1,460,688
                                     ============       =============       =============
  Cost:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                         $2,913,476         $18,711,369         $25,359,631
                                     ============       =============       =============
  Market Value:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                         $3,673,659         $19,754,089         $25,284,515
 Due from Hartford Life and
  Annuity Insurance Company                    --              81,787             117,113
 Receivable from fund shares
  sold                                         --                  --                  --
 Other assets                                  --                  --                  --
                                     ------------       -------------       -------------
 Total Assets                           3,673,659          19,835,876          25,401,628
                                     ------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --                  --
 Payable for fund shares
  purchased                                    --              81,787             117,113
 Other liabilities                             --                  --                  --
                                     ------------       -------------       -------------
 Total Liabilities                             --              81,787             117,113
                                     ------------       -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,673,659         $19,754,089         $25,284,515
                                     ============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN                                           TEMPLETON
                                SMALL CAP VALUE            MUTUAL SHARES                 GROWTH               MUTUAL DISCOVERY
                                SECURITIES FUND           SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                        --                        --                        --
   Class IB                                  --                        --                        --                        --
   Other class                        1,575,102                 2,648,486                   681,995                   657,411
                                 ==============            ==============            ==============            ==============
  Cost:
   Class IA                                  --                        --                        --                        --
   Class IB                                  --                        --                        --                        --
   Other class                      $24,324,902               $48,936,893               $10,688,898               $14,692,894
                                 ==============            ==============            ==============            ==============
  Market Value:
   Class IA                                  --                        --                        --                        --
   Class IB                                  --                        --                        --                        --
   Other class                      $26,934,240               $53,472,925               $10,530,007               $15,574,071
 Due from Hartford Life
  and Annuity Insurance
  Company                                72,550                    91,550                    28,918                    20,971
 Receivable from fund
  shares sold                                --                        --                        --                        --
 Other assets                                 1                        --                        --                        --
                                 --------------            --------------            --------------            --------------
 Total Assets                        27,006,791                53,564,475                10,558,925                15,595,042
                                 --------------            --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                    --                        --                        --                        --
 Payable for fund shares
  purchased                              72,550                    91,550                    28,918                    20,971
 Other liabilities                           --                         1                        --                        --
                                 --------------            --------------            --------------            --------------
 Total Liabilities                       72,550                    91,551                    28,918                    20,971
                                 --------------            --------------            --------------            --------------
NET ASSETS:
 For Variable Life
  Contract Liabilities              $26,934,241               $53,472,924               $10,530,007               $15,574,071
                                 ==============            ==============            ==============            ==============

                                                                           HARTFORD
                                   TEMPLETON             HARTFORD           TOTAL
                                 GLOBAL INCOME           ADVISERS        RETURN BOND
                               SERCURITIES FUND          HLS FUND          HLS FUND
                                SUB-ACCOUNT (A)        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --              5,415,940        10,932,630
   Class IB                                 --                     --                --
   Other class                          70,354                     --                --
                                 =============       ================  ================
  Cost:
   Class IA                                 --           $129,867,477      $125,926,904
   Class IB                                 --                     --                --
   Other class                      $1,144,112                     --                --
                                 =============       ================  ================
  Market Value:
   Class IA                                 --           $113,597,737      $121,853,251
   Class IB                                 --                     --                --
   Other class                      $1,176,326                     --                --
 Due from Hartford Life
  and Annuity Insurance
  Company                               18,920                119,001                --
 Receivable from fund
  shares sold                               --                     --            15,638
 Other assets                               --                     --                --
                                 -------------       ----------------  ----------------
 Total Assets                        1,195,246            113,716,738       121,868,889
                                 -------------       ----------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   --                     --            15,638
 Payable for fund shares
  purchased                             18,920                119,001                --
 Other liabilities                          --                     16                 3
                                 -------------       ----------------  ----------------
 Total Liabilities                      18,920                119,017            15,641
                                 -------------       ----------------  ----------------
NET ASSETS:
 For Variable Life
  Contract Liabilities              $1,176,326           $113,597,721      $121,853,248
                                 =============       ================  ================

(a)  From inception, May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD        HARTFORD            HARTFORD
                                   CAPITAL         DIVIDEND             GLOBAL
                                 APPRECIATION     AND GROWTH           ADVISERS
                                   HLS FUND        HLS FUND            HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          5,421,597       5,891,576            106,630
   Class IB                                 --              --                 --
   Other class                              --              --                 --
                                ==============  ==============       ============
  Cost:
   Class IA                       $259,172,827    $116,998,057         $1,308,288
   Class IB                                 --              --                 --
   Other class                              --              --                 --
                                ==============  ==============       ============
  Market Value:
   Class IA                       $284,394,712    $131,658,947         $1,451,213
   Class IB                                 --              --                 --
   Other class                              --              --                 --
 Due from Hartford Life and
  Annuity Insurance Company            291,521         187,521                  3
 Receivable from fund shares
  sold                                      --              --                 --
 Other assets                               --              13                 --
                                --------------  --------------       ------------
 Total Assets                      284,686,233     131,846,481          1,451,216
                                --------------  --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --              --                 --
 Payable for fund shares
  purchased                            291,521         187,521                  3
 Other liabilities                          10              --                 --
                                --------------  --------------       ------------
 Total Liabilities                     291,531         187,521                  3
                                --------------  --------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $284,394,702    $131,658,960         $1,451,213
                                ==============  ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD           HARTFORD       HARTFORD
                                       GLOBAL                  GLOBAL           DISCIPLINED      GROWTH
                                       GROWTH                TECHNOLOGY           EQUITY      OPPORTUNITIES
                                      HLS FUND                HLS FUND           HLS FUND       HLS FUND
                                  SUB-ACCOUNT (B)           SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               82,914                 233,783           1,246,961        857,507
   Class IB                                   --                      --                  --             --
   Other class                                --                      --                  --             --
                                    ============            ============       =============  =============
  Cost:
   Class IA                           $1,241,166              $1,160,997         $14,929,548    $25,007,619
   Class IB                                   --                      --                  --             --
   Other class                                --                      --                  --             --
                                    ============            ============       =============  =============
  Market Value:
   Class IA                           $1,858,896              $1,609,356         $18,766,794    $28,086,702
   Class IB                                   --                      --                  --             --
   Other class                                --                      --                  --             --
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --               5,085        144,528
 Receivable from fund shares
  sold                                        49                       1                  --             --
 Other assets                                 --                      --                   5             --
                                    ------------            ------------       -------------  -------------
 Total Assets                          1,858,945               1,609,357          18,771,884     28,231,230
                                    ------------            ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   49                       1                  --             --
 Payable for fund shares
  purchased                                   --                      --               5,085        144,528
 Other liabilities                            --                       1                  --             --
                                    ------------            ------------       -------------  -------------
 Total Liabilities                            49                       2               5,085        144,528
                                    ------------            ------------       -------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,858,896              $1,609,355         $18,766,799    $28,086,702
                                    ============            ============       =============  =============

                                                     HARTFORD            HARTFORD
                                 HARTFORD          INTERNATIONAL       INTERNATIONAL
                                   INDEX           SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        2,191,319             993,857           3,596,204
   Class IB                               --                  --                  --
   Other class                            --                  --                  --
                               =============       =============       =============
  Cost:
   Class IA                      $71,769,545         $14,756,573         $48,591,902
   Class IB                               --                  --                  --
   Other class                            --                  --                  --
                               =============       =============       =============
  Market Value:
   Class IA                      $69,114,370         $14,978,763         $56,174,473
   Class IB                               --                  --                  --
   Other class                            --                  --                  --
 Due from Hartford Life and
  Annuity Insurance Company          181,646              19,963              53,703
 Receivable from fund shares
  sold                                    --                  --                  --
 Other assets                             --                  --                  --
                               -------------       -------------       -------------
 Total Assets                     69,296,016          14,998,726          56,228,176
                               -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                  --
 Payable for fund shares
  purchased                          181,646              19,963              53,703
 Other liabilities                         3                  --                   5
                               -------------       -------------       -------------
 Total Liabilities                   181,649              19,963              53,708
                               -------------       -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $69,114,367         $14,978,763         $56,174,468
                               =============       =============       =============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                  HARTFORD       HARTFORD              MONEY
                                   MIDCAP      MIDCAP VALUE           MARKET
                                  HLS FUND       HLS FUND            HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         3,551,953      1,437,643          94,493,332
   Class IB                                --             --                  --
   Other class                             --             --                  --
                                =============  =============       =============
  Cost:
   Class IA                       $80,246,660    $18,453,309         $94,493,332
   Class IB                                --             --                  --
   Other class                             --             --                  --
                                =============  =============       =============
  Market Value:
   Class IA                       $93,566,425    $17,739,574         $94,493,332
   Class IB                                --             --                  --
   Other class                             --             --                  --
 Due from Hartford Life and
  Annuity Insurance Company            79,585         62,238                  --
 Receivable from fund shares
  sold                                     --             --             737,934
 Other assets                              --             --                  88
                                -------------  -------------       -------------
 Total Assets                      93,646,010     17,801,812          95,231,354
                                -------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --             737,934
 Payable for fund shares
  purchased                            79,585         62,238                  --
 Other liabilities                         11             --                  --
                                -------------  -------------       -------------
 Total Liabilities                     79,596         62,238             737,934
                                -------------  -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $93,566,414    $17,739,574         $94,493,420
                                =============  =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                HARTFORD
                                 MORTGAGE            HARTFORD             HARTFORD         VALUE
                                SECURITIES         SMALL COMPANY           STOCK       OPPORTUNITIES
                                 HLS FUND            HLS FUND             HLS FUND       HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        1,385,078           2,550,857            2,574,780      1,061,652
   Class IB                               --                  --                   --             --
   Other class                            --                  --                   --             --
                               =============       =============       ==============  =============
  Cost:
   Class IA                      $15,934,465         $40,718,145         $146,848,335    $18,197,224
   Class IB                               --                  --                   --             --
   Other class                            --                  --                   --             --
                               =============       =============       ==============  =============
  Market Value:
   Class IA                      $14,639,629         $47,489,753         $121,304,747    $16,373,016
   Class IB                               --                  --                   --             --
   Other class                            --                  --                   --             --
 Due from Hartford Life and
  Annuity Insurance Company           14,099              43,787              109,316         24,603
 Receivable from fund shares
  sold                                    --                  --                   --             --
 Other assets                             --                  --                    7             --
                               -------------       -------------       --------------  -------------
 Total Assets                     14,653,728          47,533,540          121,414,070     16,397,619
                               -------------       -------------       --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                   --             --
 Payable for fund shares
  purchased                           14,099              43,787              109,316         24,603
 Other liabilities                        --                   9                   --             --
                               -------------       -------------       --------------  -------------
 Total Liabilities                    14,099              43,796              109,316         24,603
                               -------------       -------------       --------------  -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $14,639,629         $47,489,744         $121,304,754    $16,373,016
                               =============       =============       ==============  =============

                                                            LORD ABBETT
                                    LORD ABBETT               GROWTH &
                                  AMERICA'S VALUE              INCOME             MFS INVESTORS
                                     PORTFOLIO               PORTFOLIO             TRUST SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                    --
   Class IB                                   --                      --                    --
   Other class                           399,107                 244,145                16,120
                                    ============            ============            ==========
  Cost:
   Class IA                                   --                      --                    --
   Class IB                                   --                      --                    --
   Other class                        $6,080,550              $7,083,078              $356,869
                                    ============            ============            ==========
  Market Value:
   Class IA                                   --                      --                    --
   Class IB                                   --                      --                    --
   Other class                        $5,902,789              $6,814,082              $379,137
 Due from Hartford Life and
  Annuity Insurance Company                7,867                   5,129                 6,629
 Receivable from fund shares
  sold                                        --                      --                    --
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total Assets                          5,910,656               6,819,211               385,766
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                    --
 Payable for fund shares
  purchased                                7,867                   5,129                 6,629
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total Liabilities                         7,867                   5,129                 6,629
                                    ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $5,902,789              $6,814,082              $379,137
                                    ============            ============            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         MFS                 MFS
                                    NEW DISCOVERY       TOTAL RETURN        U.S. MID CAP
                                        SERIES             SERIES              VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --                 --
   Class IB                                    --                  --                 --
   Other class                            219,956           1,462,238             78,274
                                     ============       =============       ============
  Cost:
   Class IA                                    --                  --                 --
   Class IB                                    --                  --                 --
   Other class                         $3,283,692         $29,923,452         $1,534,774
                                     ============       =============       ============
  Market Value:
   Class IA                                    --                  --                 --
   Class IB                                    --                  --                 --
   Other class                         $3,657,870         $31,701,316         $1,490,344
 Due from Hartford Life and
  Annuity Insurance Company                 7,367              31,605              2,043
 Receivable from fund shares
  sold                                         --                  --                 --
 Other assets                                  --                   1                 --
                                     ------------       -------------       ------------
 Total Assets                           3,665,237          31,732,922          1,492,387
                                     ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --                 --
 Payable for fund shares
  purchased                                 7,367              31,605              2,043
 Other liabilities                             --                  --                 --
                                     ------------       -------------       ------------
 Total Liabilities                          7,367              31,605              2,043
                                     ------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,657,870         $31,701,317         $1,490,344
                                     ============       =============       ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER                                      PUTNAM VT
                                    APPRECIATION               GLOBAL               OPPENHEIMER             DIVERSIFIED
                                        FUND              SECURITIES FUND         MAIN STREET FUND          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                 131,262
   Class IB                                   --                      --                      --                      --
   Other class                            67,032                 221,589                  51,726                      --
                                    ============            ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --              $1,323,690
   Class IB                                   --                      --                      --                      --
   Other class                        $2,707,215              $7,659,227              $1,244,092                      --
                                    ============            ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --              $1,155,105
   Class IB                                   --                      --                      --                      --
   Other class                        $3,135,760              $8,037,025              $1,312,796                      --
 Due from Hartford Life and
  Annuity Insurance Company               16,325                  83,499                   4,712                      --
 Receivable from fund shares
  sold                                        --                      --                      --                      --
 Other assets                                 --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          3,152,085               8,120,524               1,317,508               1,155,105
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                      --                      --
 Payable for fund shares
  purchased                               16,325                  83,499                   4,712                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                        16,325                  83,499                   4,712                      --
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $3,135,760              $8,037,025              $1,312,796              $1,155,105
                                    ============            ============            ============            ============


                                    PUTNAM VT              PUTNAM VT           PUTNAM VT
                                   GLOBAL ASSET              GLOBAL           GROWTH AND
                                 ALLOCATION FUND          EQUITY FUND         INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             46,570                 519,386             991,856
   Class IB                                 --                  35,991              67,965
   Other class                              --                      --                  --
                                    ==========            ============       =============
  Cost:
   Class IA                           $849,249              $9,625,857         $26,452,344
   Class IB                                 --                 364,726           1,679,925
   Other class                              --                      --                  --
                                    ==========            ============       =============
  Market Value:
   Class IA                           $787,030              $7,588,225         $23,090,405
   Class IB                                 --                 521,150           1,571,352
   Other class                              --                      --                  --
 Due from Hartford Life and
  Annuity Insurance Company                 --                  33,947              27,510
 Receivable from fund shares
  sold                                      --                      --                  --
 Other assets                               --                      --                  --
                                    ----------            ------------       -------------
 Total Assets                          787,030               8,143,322          24,689,267
                                    ----------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                      --                  --
 Payable for fund shares
  purchased                                 --                  33,947              27,510
 Other liabilities                          --                      --                  --
                                    ----------            ------------       -------------
 Total Liabilities                          --                  33,947              27,510
                                    ----------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $787,030              $8,109,375         $24,661,757
                                    ==========            ============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                      PUTNAM VT
                                        HEALTH                 PUTNAM VT           PUTNAM VT
                                    SCIENCES FUND           HIGH YIELD FUND       INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               172,764                1,683,345           1,115,872
   Class IB                                    --                1,170,561             659,050
   Other class                                 --                       --                  --
                                     ============            =============       =============
  Cost:
   Class IA                            $1,777,643              $14,690,817         $14,124,778
   Class IB                                    --                8,843,076           8,219,775
   Other class                                 --                       --                  --
                                     ============            =============       =============
  Market Value:
   Class IA                            $2,330,583              $12,557,754         $14,149,260
   Class IB                                    --                8,650,445           8,297,438
   Other class                                 --                       --                  --
 Due from Hartford Life and
  Annuity Insurance Company                    --                   23,893              20,922
 Receivable from fund shares
  sold                                         83                       --                  --
 Other assets                                  --                       --                  --
                                     ------------            -------------       -------------
 Total Assets                           2,330,666               21,232,092          22,467,620
                                     ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    83                       --                  --
 Payable for fund shares
  purchased                                    --                   23,893              20,922
 Other liabilities                             --                       --                  --
                                     ------------            -------------       -------------
 Total Liabilities                             83                   23,893              20,922
                                     ------------            -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $2,330,583              $21,208,199         $22,446,698
                                     ============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            PUTNAM VT
                                     PUTNAM VT                            INTERNATIONAL
                                   INTERNATIONAL         PUTNAM VT             NEW
                                     GROWTH AND        INTERNATIONAL      OPPORTUNITIES             PUTNAM VT
                                    INCOME FUND         EQUITY FUND            FUND               INVESTORS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              113,025           1,470,104             63,422                 175,359
   Class IB                                   --             342,859                 --                      --
   Other class                                --                  --                 --                      --
                                    ============       =============       ============            ============
  Cost:
   Class IA                           $1,648,598         $24,783,962         $1,268,676              $2,130,044
   Class IB                                   --           5,201,165                 --                      --
   Other class                                --                  --                 --                      --
                                    ============       =============       ============            ============
  Market Value:
   Class IA                           $1,876,212         $28,093,688         $1,305,853              $2,034,162
   Class IB                                   --           6,500,614                 --                      --
   Other class                                --                  --                 --                      --
 Due from Hartford Life and
  Annuity Insurance Company                   --              84,067                 --                      --
 Receivable from fund shares
  sold                                        --                  --                  8                      37
 Other assets                                 --                  --                 --                      --
                                    ------------       -------------       ------------            ------------
 Total Assets                          1,876,212          34,678,369          1,305,861               2,034,199
                                    ------------       -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                  --                  8                      37
 Payable for fund shares
  purchased                                   --              84,067                 --                      --
 Other liabilities                            --                   1                 --                      --
                                    ------------       -------------       ------------            ------------
 Total Liabilities                            --              84,068                  8                      37
                                    ------------       -------------       ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,876,212         $34,594,301         $1,305,853              $2,034,162
                                    ============       =============       ============            ============


                                                       PUTNAM VT
                                    PUTNAM VT             NEW             PUTNAM VT
                                      MONEY          OPPORTUNITIES           NEW
                                   MARKET FUND           FUND             VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            234,701             644,123            202,393
   Class IB                                 --              59,474                 --
   Other class                              --                  --                 --
                                    ==========       =============       ============
  Cost:
   Class IA                           $234,701         $20,176,463         $2,463,594
   Class IB                                 --             988,410                 --
   Other class                              --                  --                 --
                                    ==========       =============       ============
  Market Value:
   Class IA                           $234,701         $13,880,856         $3,187,689
   Class IB                                 --           1,260,247                 --
   Other class                              --                  --                 --
 Due from Hartford Life and
  Annuity Insurance Company                  6              36,005                 --
 Receivable from fund shares
  sold                                      --                  --                 87
 Other assets                               --                  --                 --
                                    ----------       -------------       ------------
 Total Assets                          234,707          15,177,108          3,187,776
                                    ----------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --                 87
 Payable for fund shares
  purchased                                  6              36,005                 --
 Other liabilities                          --                  --                 --
                                    ----------       -------------       ------------
 Total Liabilities                           6              36,005                 87
                                    ----------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $234,701         $15,141,103         $3,187,689
                                    ==========       =============       ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT                                       PUTNAM VT
                                        OTC &                 PUTNAM VT               THE GEORGE
                                       EMERGING               SMALL CAP              PUTNAM FUND
                                     GROWTH FUND              VALUE FUND              OF BOSTON
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               126,945                      --                 200,123
   Class IB                                    --                 250,487                      --
   Other class                                 --                      --                      --
                                     ============            ============            ============
  Cost:
   Class IA                            $2,327,023                      --              $2,088,429
   Class IB                                    --              $5,646,496                      --
   Other class                                 --                      --                      --
                                     ============            ============            ============
  Market Value:
   Class IA                            $1,057,452                      --              $2,211,354
   Class IB                                    --              $4,696,633                      --
   Other class                                 --                      --                      --
 Due from Hartford Life and
  Annuity Insurance Company                    --                   9,233                       1
 Receivable from fund shares
  sold                                        316                      --                      --
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           1,057,768               4,705,866               2,211,355
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   316                      --                      --
 Payable for fund shares
  purchased                                    --                   9,233                       1
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                            316                   9,233                       1
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,057,452              $4,696,633              $2,211,354
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     UTILITIES
                                     GROWTH AND              PUTNAM VT           PUTNAM VT
                                    INCOME FUND              VISTA FUND        VOYAGER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              110,548                  82,652             822,048
   Class IB                                   --                      --              60,394
   Other class                                --                      --                  --
                                    ============            ============       =============
  Cost:
   Class IA                           $1,837,221              $1,534,704         $41,772,758
   Class IB                                   --                      --           1,587,124
   Other class                                --                      --                  --
                                    ============            ============       =============
  Market Value:
   Class IA                           $2,324,819              $1,286,894         $26,297,314
   Class IB                                   --                      --           1,916,309
   Other class                                --                      --                  --
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --              88,293
 Receivable from fund shares
  sold                                        86                       2                  --
 Other assets                                 --                      --                  --
                                    ------------            ------------       -------------
 Total Assets                          2,324,905               1,286,896          28,301,916
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   86                       2                  --
 Payable for fund shares
  purchased                                   --                      --              88,293
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total Liabilities                            86                       2              88,293
                                    ------------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,324,819              $1,286,894         $28,213,623
                                    ============            ============       =============

                                     PUTNAM VT                                     VAN KAMPEN LIFE
                                      CAPITAL                PUTNAM VT            INVESTMENT TRUST
                                   OPPORTUNITIES               EQUITY                 COMSTOCK
                                        FUND                INCOME FUND               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                       --
   Class IB                              342,702                 389,134                       --
   Other class                                --                      --                1,106,283
                                    ============            ============            =============
  Cost:
   Class IA                                   --                      --                       --
   Class IB                           $5,224,614              $5,117,693                       --
   Other class                                --                      --              $15,529,334
                                    ============            ============            =============
  Market Value:
   Class IA                                   --                      --                       --
   Class IB                           $4,928,053              $5,825,340                       --
   Other class                                --                      --              $15,266,707
 Due from Hartford Life and
  Annuity Insurance Company                6,307                  44,849                   31,179
 Receivable from fund shares
  sold                                        --                      --                       --
 Other assets                                 --                      --                       --
                                    ------------            ------------            -------------
 Total Assets                          4,934,360               5,870,189               15,297,886
                                    ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                       --
 Payable for fund shares
  purchased                                6,307                  44,849                   31,179
 Other liabilities                            --                      --                       --
                                    ------------            ------------            -------------
 Total Liabilities                         6,307                  44,849                   31,179
                                    ------------            ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,928,053              $5,825,340              $15,266,707
                                    ============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY      UNIT FAIR       CONTRACT
                                     PARTICIPANTS     VALUE #       LIABILITY
--------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
AllianceBernstein International          1,191,959    $13.001625     $15,497,409
 Value Portfolio -- Class B
AllianceBernstein Small/Mid-Cap            610,187     11.656335       7,112,541
 Value Portfolio -- Class B
AllianceBernstein VPS International        176,882     11.735231       2,075,755
 Growth Portfolio -- Class B
AIM V.I. Capital Appreciation Fund         156,793     12.614437       1,977,854
 -- Class S1
AIM V.I. Core Equity Fund -- Class         111,443     15.685297       1,748,014
 S1
AIM V.I. Mid Cap Core Equity Fund        1,080,406     17.005072      18,372,373
 -- Class S1
AIM V.I. Small Cap Equity Fund --          102,795     12.889339       1,324,958
 Class S1
AIM V.I. Capital Development Fund          123,749     13.312750       1,647,444
 -- Class S1
American Funds Asset Allocation          5,195,680     15.977239      83,012,623
 Fund -- Class 2
American Funds Blue Chip Income and      2,979,842     16.351739      48,725,591
 Growth Fund -- Class 2
American Funds Bond Fund -- Class        4,419,796     12.252603      54,154,000
 2
American Funds Global Growth Fund       38,610,065      1.717724      66,321,436
 -- Class 2
American Funds Growth Fund -- Class    180,509,371      1.325073     239,188,093
 2
American Funds Growth-Income Fund      132,972,655      1.533170     203,869,686
 -- Class 2
American Funds International Fund        3,372,142     25.993056      87,652,268
 -- Class 2
American Funds New World Fund --         1,225,536     31.240624      38,286,497
 Class 2
American Funds Global Small             17,001,364      2.468617      41,969,856
 Capitalization Fund -- Class 2
Fidelity VIP Asset Manager                 939,830      2.625733       2,467,743
 Portfolio -- Class INIT
Fidelity VIP Equity Income Fund         14,739,035      3.348026      49,346,671
 Portfolio -- Class INIT
Fidelity VIP Equity Income Fund            350,149     12.616655       4,417,713
 Portfolio -- Class SRV2
Fidelity VIP Contrafund Portfolio        2,172,970     13.972661      30,362,173
 -- Class SRV2
Fidelity VIP Overseas Portfolio --       1,233,298      2.978729       3,673,659
 Class INIT
Fidelity VIP Mid Cap Portfolio --        1,433,188     13.783318      19,754,089
 Class SRV2
Franklin Income Securities Fund --       2,129,597     11.872911      25,284,515
 Class 2
Franklin Small Cap Value Securities      1,439,788     18.707094      26,934,241
 Fund -- Class 2
Mutual Shares Securities Fund --         3,081,894     17.350672      53,472,924
 Class 2
Templeton Growth Securities Fund --        880,737     11.955902      10,530,007
 Class 2
Mutual Discovery Securities Fund --      1,217,934     12.787292      15,574,071
 Class 2
Templeton Global Income Sercurities        106,862     11.007928       1,176,326
 Fund -- Class 2
Hartford Advisers HLS Fund -- Class     33,332,244      3.408043     113,597,721
 IA
Hartford Total Return Bond HLS Fund     49,282,042      2.472569     121,853,248
 -- Class IA
Hartford Capital Appreciation HLS       37,055,940      7.674740     284,394,702
 Fund -- Class IA
Hartford Dividend and Growth HLS        29,893,725      4.404234     131,658,960
 Fund -- Class IA
Hartford Global Advisers HLS Fund          811,600      1.788088       1,451,213
 -- Class IA
Hartford Global Growth HLS Fund --       1,150,466      1.615778       1,858,896
 Class IA
Hartford Global Technology HLS Fund      1,555,041      1.034928       1,609,355
 -- Class IA
Hartford Disciplined Equity HLS         11,286,168      1.662814      18,766,799
 Fund -- Class IA
Hartford Growth Opportunities HLS        1,175,068     23.902204      28,086,702
 Fund -- Class IA
Hartford Index HLS Fund -- Class        17,451,761      3.960309      69,114,367
 IA
Hartford International Small               593,631     25.232430      14,978,763
 Company HLS Fund -- Class IA
Hartford International                  14,965,810      3.753520      56,174,468
 Opportunities HLS Fund -- Class
 IA
Hartford MidCap HLS Fund -- Class       22,329,389      4.190281      93,566,414
 IA
Hartford MidCap Value HLS Fund --          914,287     19.402626      17,739,574
 Class IA
Hartford Money Market HLS Fund --       53,752,878      1.757923      94,493,420
 Class IA
Hartford Mortgage Securities HLS         6,619,609      2.211555      14,639,629
 Fund -- Class IA
Hartford Small Company HLS Fund --      18,653,472      2.545893      47,489,744
 Class IA
Hartford Stock HLS Fund -- Class        29,779,482      4.073434     121,304,754
 IA

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY      UNIT FAIR       CONTRACT
                                     PARTICIPANTS     VALUE #       LIABILITY
--------------------------------------------------------------------------------
Hartford Value Opportunities HLS           925,760    $17.686037     $16,373,016
 Fund -- Class IA
Lord Abbett America's Value                499,026     11.828624       5,902,789
 Portfolio -- Class VC
Lord Abbett Growth & Income                541,667     12.579832       6,814,082
 Portfolio -- Class VC
MFS Investors Trust Series -- Class         29,142     13.010156         379,137
 INIT
MFS New Discovery Series -- Class          231,988     15.767530       3,657,870
 INIT
MFS Total Return Series -- Class         2,204,103     14.382866      31,701,317
 INIT
U.S. Mid Cap Value -- Class II             138,534     10.757939       1,490,344
Oppenheimer Capital Appreciation           245,592     12.768186       3,135,760
 Fund -- Class SRV
Oppenheimer Global Securities Fund         602,714     13.334725       8,037,025
 -- Class SRV
Oppenheimer Main Street Fund --            105,978     12.387474       1,312,796
 Class SRV
Putnam VT Diversified Income Fund           53,249     21.692473       1,155,105
 -- Class IA
Putnam VT Global Asset Allocation           26,587     29.602231         787,030
 Fund -- Class IA
Putnam VT Global Equity Fund --            232,829     32.591358       7,588,225
 Class IA
Putnam VT Global Equity Fund --             27,071     19.251565         521,150
 Class IB
Putnam VT Growth and Income Fund --        658,382     35.071434      23,090,405
 Class IA
Putnam VT Growth and Income Fund --        108,598     14.469512       1,571,352
 Class IB
Putnam VT Health Sciences Fund --          162,568     14.336048       2,330,583
 Class IA
Putnam VT High Yield Fund -- Class         483,447     25.975431      12,557,754
 IA
Putnam VT High Yield Fund -- Class         610,895     14.160292       8,650,445
 IB
Putnam VT Income Fund -- Class IA          629,425     22.479655      14,149,259
Putnam VT Income Fund -- Class IB          709,066     11.701925       8,297,439
Putnam VT International Growth and          84,515     22.199807       1,876,212
 Income Fund -- Class IA
Putnam VT International Equity Fund      1,284,407     21.872886      28,093,687
 -- Class IA
Putnam VT International Equity Fund        304,202     21.369414       6,500,614
 -- Class IB
Putnam VT International New                 67,157     19.444746       1,305,853
 Opportunities Fund -- Class IA
Putnam VT Investors Fund -- Class          174,815     11.636062       2,034,162
 IA
Putnam VT Money Market Fund --             134,367      1.746726         234,701
 Class IA
Putnam VT New Opportunities Fund --        535,002     25.945436      13,880,856
 Class IA
Putnam VT New Opportunities Fund --         78,538     16.046422       1,260,247
 Class IB
Putnam VT New Value Fund -- Class          154,164     20.677264       3,187,689
 IA
Putnam VT OTC & Emerging Growth            117,483      9.000886       1,057,452
 Fund -- Class IA
Putnam VT Small Cap Value Fund --          455,960     10.300530       4,696,633
 Class IB
Putnam VT The George Putnam Fund of        137,415     16.092548       2,211,354
 Boston -- Class IA
Putnam VT Utilities Growth and              61,013     38.103792       2,324,819
 Income Fund -- Class IA
Putnam VT Vista Fund -- Class IA            90,720     14.185345       1,286,894
Putnam VT Voyager Fund -- Class IA         770,784     34.117626      26,297,314
Putnam VT Voyager Fund -- Class IB         138,363     13.849855       1,916,309
Putnam VT Capital Opportunities            302,127     16.311191       4,928,053
 Fund -- Class IB
Putnam VT Equity Income Fund --            354,275     16.442989       5,825,340
 Class IB
Van Kampen Life Investment Trust         1,297,612     11.765234      15,266,707
 Comstock Portfolio -- Class II

#  Rounded unit values

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                    INTERNATIONAL          SMALL/MID-CAP        VPS INTERNATIONAL
                                   VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $100,353                $40,163                $10,432
                                     -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (484)                 7,167                   (219)
 Net realized gain on
  distributions                          376,139                375,645                372,886
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (282,293)              (599,988)              (315,866)
                                     -----------            -----------            -----------
  Net gain (loss) on
   investments                            93,362               (217,176)                56,801
                                     -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $193,715              $(177,013)               $67,233
                                     ===========            ===========            ===========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                                      AIM V.I.              AIM V.I.
                                      CAPITAL                AIM V.I.             MID CAP CORE            SMALL CAP
                                 APPRECIATION FUND       CORE EQUITY FUND         EQUITY FUND            EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $19,537                 $39,920                 $508
                                     ----------             ----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,018                  6,813                  (2,908)                 533
 Net realized gain on
  distributions                              --                     --                 260,396               34,011
 Net unrealized appreciation
  (depreciation) of
  investments during the year           150,647                 86,102               1,209,767               (7,652)
                                     ----------             ----------            ------------            ---------
  Net gain (loss) on
   investments                          152,665                 92,915               1,467,255               26,892
                                     ----------             ----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $152,665               $112,452              $1,507,175              $27,400
                                     ==========             ==========            ============            =========

                                                                                  AMERICAN FUNDS
                                     AIM V.I.             AMERICAN FUNDS             BLUE CHIP
                                      CAPITAL                 ASSET                 INCOME AND
                                 DEVELOPMENT FUND        ALLOCATION FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $1,771,496               $1,216,893
                                    -----------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (15,928)                (10,198)                 (16,144)
 Net realized gain on
  distributions                         129,224               2,523,660                1,439,227
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (101,506)                171,746               (1,977,734)
                                    -----------            ------------            -------------
  Net gain (loss) on
   investments                           11,790               2,685,208                 (554,651)
                                    -----------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $11,790              $4,456,704                 $662,242
                                    ===========            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS               GLOBAL              AMERICAN FUNDS
                                       BOND FUND              GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,598,833              $1,675,333               $1,802,943
                                     -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     19,944                   8,763                    4,494
 Net realized gain on
  distributions                                 --               2,447,632               15,050,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,214,539)              4,039,996                7,906,984
                                     -------------            ------------            -------------
  Net gain (loss) on
   investments                          (2,194,595)              6,496,391               22,961,722
                                     -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,404,238              $8,171,724              $24,764,665
                                     =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS                                                           AMERICAN FUNDS
                                GROWTH-INCOME           AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL
                                     FUND             INTERNATIONAL FUND         NEW WORLD FUND       CAPITALIZATION FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $3,111,675               $1,215,837                $996,735              $1,130,555
                                 ------------            -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             15,687                   14,076                 (36,230)                  8,941
 Net realized gain on
  distributions                     6,374,963                3,636,510               1,824,950               2,863,039
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (517,011)               8,848,027               5,381,954               2,844,588
                                 ------------            -------------            ------------            ------------
  Net gain (loss) on
   investments                      5,873,639               12,498,613               7,170,674               5,716,568
                                 ------------            -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $8,985,314              $13,714,450              $8,167,409              $6,847,123
                                 ============            =============            ============            ============

                                FIDELITY VIP           FIDELITY VIP        FIDELITY VIP
                               ASSET MANAGER           EQUITY INCOME        CONTRAFUND
                                 PORTFOLIO            FUND PORTFOLIO         PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $152,946               $1,007,134            $212,500
                                 ----------            -------------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            5,836                  221,175              (5,586)
 Net realized gain on
  distributions                      72,694                4,488,723           7,244,577
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              130,175               (4,792,573)         (3,905,023)
                                 ----------            -------------       -------------
  Net gain (loss) on
   investments                      208,705                  (82,675)          3,333,968
                                 ----------            -------------       -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $361,651                 $924,459          $3,546,468
                                 ==========            =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FIDELITY VIP           FIDELITY VIP             FRANKLIN
                                      OVERSEAS               MID CAP                 INCOME
                                     PORTFOLIO              PORTFOLIO            SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $119,601                 $74,511               $489,653
                                     ----------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,988                    (482)                (1,751)
 Net realized gain on
  distributions                         237,852               1,032,757                 90,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year           200,742                 720,396               (437,343)
                                     ----------            ------------            -----------
  Net gain (loss) on
   investments                          450,582               1,752,671               (348,286)
                                     ----------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $570,183              $1,827,182               $141,367
                                     ==========            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                           TEMPLETON
                                   SMALL CAP VALUE            MUTUAL SHARES                GROWTH             MUTUAL DISCOVERY
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $176,436                  $644,951                 $86,326                $135,954
                                    --------------            --------------             -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     12,842                     1,055                      80                  (8,793)
 Net realized gain on
  distributions                          1,814,268                 1,579,047                 275,439                 111,840
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,664,540)               (1,247,963)               (365,855)                566,985
                                    --------------            --------------             -----------             -----------
  Net gain (loss) on
   investments                            (837,430)                  332,139                 (90,336)                670,032
                                    --------------            --------------             -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(660,994)                 $977,090                 $(4,010)               $805,986
                                    ==============            ==============             ===========             ===========

                                                                                  HARTFORD
                                     TEMPLETON           HARTFORD                   TOTAL
                                   GLOBAL INCOME         ADVISERS                RETURN BOND
                                 SERCURITIES FUND        HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,230            $2,534,845               $6,256,035
                                     ---------        --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (10)               98,776                   18,866
 Net realized gain on
  distributions                             --            12,153,851                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           32,214            (7,650,663)                (953,868)
                                     ---------        --------------            -------------
  Net gain (loss) on
   investments                          32,204             4,601,964                 (935,002)
                                     ---------        --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $33,434            $7,136,809               $5,321,033
                                     =========        ==============            =============

(a)  From inception, May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD                HARTFORD
                                   CAPITAL            DIVIDEND                 GLOBAL
                                APPRECIATION         AND GROWTH               ADVISERS
                                  HLS FUND            HLS FUND                HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $326,749          $2,192,885               $12,138
                                -------------       -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               368,295              31,039                17,756
 Net realized gain on
  distributions                    45,442,516          10,130,948               106,843
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,010,234)         (2,551,140)               84,339
                                -------------       -------------            ----------
  Net gain (loss) on
   investments                     41,800,577           7,610,847               208,938
                                -------------       -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $42,127,326          $9,803,732              $221,076
                                =============       =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD               HARTFORD                HARTFORD
                                      GLOBAL                GLOBAL              DISCIPLINED                GROWTH
                                      GROWTH              TECHNOLOGY               EQUITY              OPPORTUNITIES
                                     HLS FUND              HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT (B)         SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $909                  $ --                $188,754                 $35,813
                                    ----------            ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 25,274                34,715                 125,412                  28,483
 Net realized gain on
  distributions                        193,992                    --                  62,737               4,290,110
 Net unrealized appreciation
  (depreciation) of
  investments during the year          168,120               169,876               1,095,195               1,340,866
                                    ----------            ----------            ------------            ------------
  Net gain (loss) on
   investments                         387,386               204,591               1,283,344               5,659,459
                                    ----------            ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $388,295              $204,591              $1,472,098              $5,695,272
                                    ==========            ==========            ============            ============

                                                          HARTFORD            HARTFORD
                                 HARTFORD               INTERNATIONAL       INTERNATIONAL
                                   INDEX                SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,160,162                 $257,997            $581,303
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               94,847                   25,020             151,576
 Net realized gain on
  distributions                    3,882,996                2,337,838          10,098,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,614,009)              (1,467,489)          1,478,089
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                     2,363,834                  895,369          11,727,668
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $3,523,996               $1,153,366         $12,308,971
                               =============            =============       =============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                  HARTFORD                 HARTFORD                  MONEY
                                   MIDCAP                MIDCAP VALUE                MARKET
                                  HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $448,060                 $105,198              $4,384,503
                                -------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               580,352                  (22,480)                     --
 Net realized gain on
  distributions                    14,047,474                2,998,700                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,670,729)              (2,726,994)                     --
                                -------------            -------------            ------------
  Net gain (loss) on
   investments                     12,957,097                  249,226                      --
                                -------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $13,405,157                 $354,424              $4,384,503
                                =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                                             HARTFORD
                                     MORTGAGE                HARTFORD            HARTFORD                   VALUE
                                    SECURITIES            SMALL COMPANY           STOCK                 OPPORTUNITIES
                                     HLS FUND                HLS FUND            HLS FUND                 HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $795,949                $106,678           $1,264,460                 $226,003
                                    -----------            ------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,057                 138,546              133,778                 (250,103)
 Net realized gain on
  distributions                              --               6,764,719           17,441,992                2,569,000
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (328,606)               (876,585)         (11,889,658)              (3,859,518)
                                    -----------            ------------       --------------            -------------
  Net gain (loss) on
   investments                         (317,549)              6,026,680            5,686,112               (1,540,621)
                                    -----------            ------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $478,400              $6,133,358           $6,950,572              $(1,314,618)
                                    ===========            ============       ==============            =============

                                                           LORD ABBETT
                                    LORD ABBETT             GROWTH &
                                  AMERICA'S VALUE            INCOME             MFS INVESTORS
                                     PORTFOLIO              PORTFOLIO           TRUST SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $174,853                $83,006               $1,377
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,999)                (3,173)                 333
 Net realized gain on
  distributions                         184,482                457,730                1,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (320,619)              (403,208)              13,050
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (138,136)                51,349               14,780
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $36,717               $134,355              $16,157
                                    ===========            ===========            =========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         MFS                    MFS
                                    NEW DISCOVERY           TOTAL RETURN          U.S. MID CAP
                                       SERIES                  SERIES                 VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $709,991                 $290
                                     -----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    4,901                   7,867                5,172
 Net realized gain on
  distributions                          248,087                 678,836                5,026
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (183,280)               (285,667)             (44,430)
                                     -----------            ------------            ---------
  Net gain (loss) on
   investments                            69,708                 401,036              (34,232)
                                     -----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $69,708              $1,111,027             $(33,942)
                                     ===========            ============            =========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER                                      PUTNAM VT
                                    APPRECIATION               GLOBAL               OPPENHEIMER             DIVERSIFIED
                                        FUND              SECURITIES FUND         MAIN STREET FUND          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $205                 $65,340                 $6,502                 $61,548
                                    ------------            ------------             ----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      811                  (2,265)                   (42)                 (3,775)
 Net realized gain on
  distributions                               --                 273,254                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            292,307                  (8,087)                12,961                  (7,807)
                                    ------------            ------------             ----------             -----------
  Net gain (loss) on
   investments                           293,118                 262,902                 12,919                 (11,582)
                                    ------------            ------------             ----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $293,323                $328,242                $19,421                 $49,966
                                    ============            ============             ==========             ===========


                                    PUTNAM VT           PUTNAM VT             PUTNAM VT
                                   GLOBAL ASSET          GLOBAL              GROWTH AND
                                 ALLOCATION FUND       EQUITY FUND           INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,152              $211,683              $430,370
                                    ----------       ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (4,961)           (1,453,217)              107,336
 Net realized gain on
  distributions                             --                    --             4,152,428
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,442             2,120,075            (6,099,292)
                                    ----------       ---------------       ---------------
  Net gain (loss) on
   investments                          21,481               666,858            (1,839,528)
                                    ----------       ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,633              $878,541           $(1,409,158)
                                    ==========       ===============       ===============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                      PUTNAM VT
                                       HEALTH                 PUTNAM VT               PUTNAM VT
                                    SCIENCES FUND          HIGH YIELD FUND           INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $30,400               $1,634,047                $989,281
                                     -----------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   78,926                   62,167                  27,992
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (100,435)              (1,057,627)                 48,203
                                     -----------            -------------            ------------
  Net gain (loss) on
   investments                           (21,509)                (995,460)                 76,195
                                     -----------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $8,891                 $638,587              $1,065,476
                                     ===========            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PUTNAM VT
                                     PUTNAM VT                               INTERNATIONAL
                                   INTERNATIONAL        PUTNAM VT                 NEW
                                    GROWTH AND        INTERNATIONAL          OPPORTUNITIES            PUTNAM VT
                                    INCOME FUND        EQUITY FUND                FUND             INVESTORS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $39,501          $1,030,025               $15,206                $14,670
                                    -----------       -------------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  50,277             458,972               (56,260)               (17,066)
 Net realized gain on
  distributions                         364,318           4,206,620                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (302,238)         (2,866,241)              218,880                (90,756)
                                    -----------       -------------            ----------            -----------
  Net gain (loss) on
   investments                          112,357           1,799,351               162,620               (107,822)
                                    -----------       -------------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $151,858          $2,829,376              $177,826               $(93,152)
                                    ===========       =============            ==========            ===========


                                                           PUTNAM VT
                                    PUTNAM VT                 NEW                  PUTNAM VT
                                      MONEY              OPPORTUNITIES                NEW
                                   MARKET FUND               FUND                 VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $17,366                  $23,549                $55,786
                                    ---------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (1,601,794)               140,986
 Net realized gain on
  distributions                            --                       --                388,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                2,493,696               (699,590)
                                    ---------            -------------            -----------
  Net gain (loss) on
   investments                             --                  891,902               (170,564)
                                    ---------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $17,366                 $915,451              $(114,778)
                                    =========            =============            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT                                  PUTNAM VT
                                        OTC &            PUTNAM VT              THE GEORGE
                                      EMERGING           SMALL CAP              PUTNAM FUND
                                     GROWTH FUND        VALUE FUND               OF BOSTON
                                     SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --             $18,462                $77,934
                                     -----------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (603,300)             (1,637)                33,765
 Net realized gain on
  distributions                               --             369,230                246,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year            754,697          (1,048,516)              (315,161)
                                     -----------       -------------            -----------
  Net gain (loss) on
   investments                           151,397            (680,923)               (34,570)
                                     -----------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $151,397           $(662,461)               $43,364
                                     ===========       =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT
                                    UTILITIES
                                    GROWTH AND             PUTNAM VT               PUTNAM VT
                                   INCOME FUND            VISTA FUND             VOYAGER FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $46,761                   $ --                   $8,955
                                    ----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 51,830               (213,292)              (2,066,465)
 Net realized gain on
  distributions                             --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          343,400                274,450                3,712,871
                                    ----------            -----------            -------------
  Net gain (loss) on
   investments                         395,230                 61,158                1,646,406
                                    ----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $441,991                $61,158               $1,655,361
                                    ==========            ===========            =============

                                     PUTNAM VT                                  VAN KAMPEN LIFE
                                      CAPITAL               PUTNAM VT          INVESTMENT TRUST
                                   OPPORTUNITIES             EQUITY                COMSTOCK
                                       FUND                INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $69,651               $163,563
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,856                 35,753                 (1,062)
 Net realized gain on
  distributions                         311,924                346,327                227,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (810,576)              (301,021)              (951,521)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                         (494,796)                81,059               (725,218)
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(494,796)              $150,710              $(561,655)
                                    ===========            ===========            ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     INTERNATIONAL           SMALL/MID-CAP         VPS INTERNATIONAL
                                    VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $100,353                 $40,163                 $10,432
 Net realized gain (loss) on
  security transactions                       (484)                  7,167                    (219)
 Net realized gain on
  distributions                            376,139                 375,645                 372,886
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    (282,293)               (599,988)               (315,866)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               193,715                (177,013)                 67,233
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,536,949               1,639,884                 151,506
 Net transfers                           9,100,285               2,916,245               1,915,563
 Surrenders for benefit
  payments and fees                       (171,499)               (133,205)                 (1,643)
 Net loan activity                         (87,541)                (53,964)                 (3,014)
 Cost of insurance                      (1,019,523)               (685,694)                (53,890)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,358,671               3,683,266               2,008,522
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            10,552,386               3,506,253               2,075,755
NET ASSETS:
 Beginning of year                       4,945,023               3,606,288                      --
                                     -------------            ------------            ------------
 End of year                           $15,497,409              $7,112,541              $2,075,755
                                     =============            ============            ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I.                                   AIM V.I.                 AIM V.I.
                                   CAPITAL                 AIM V.I.         MID CAP CORE              SMALL CAP
                              APPRECIATION FUND        CORE EQUITY FUND      EQUITY FUND             EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --                 $19,537             $39,920                    $508
 Net realized gain (loss)
  on security transactions              2,018                   6,813              (2,908)                    533
 Net realized gain on
  distributions                            --                      --             260,396                  34,011
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                150,647                  86,102           1,209,767                  (7,652)
                                 ------------            ------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     152,665                 112,452           1,507,175                  27,400
                                 ------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            354,412                 353,823           3,140,972                 307,290
 Net transfers                        568,915                 189,046             384,837                 498,963
 Surrenders for benefit
  payments and fees                  (126,071)                (51,718)           (334,944)                (11,964)
 Net loan activity                       (454)                (17,139)           (153,528)                 (4,173)
 Cost of insurance                   (201,315)               (230,964)         (1,669,343)               (123,641)
                                 ------------            ------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              595,487                 243,048           1,367,994                 666,475
                                 ------------            ------------       -------------            ------------
 Net increase (decrease)
  in net assets                       748,152                 355,500           2,875,169                 693,875
NET ASSETS:
 Beginning of year                  1,229,702               1,392,514          15,497,204                 631,083
                                 ------------            ------------       -------------            ------------
 End of year                       $1,977,854              $1,748,014         $18,372,373              $1,324,958
                                 ============            ============       =============            ============

                                                                                 AMERICAN FUNDS
                                   AIM V.I.             AMERICAN FUNDS              BLUE CHIP
                                   CAPITAL                   ASSET                 INCOME AND
                               DEVELOPMENT FUND         ALLOCATION FUND            GROWTH FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --               $1,771,496               $1,216,893
 Net realized gain (loss)
  on security transactions            (15,928)                 (10,198)                 (16,144)
 Net realized gain on
  distributions                       129,224                2,523,660                1,439,227
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (101,506)                 171,746               (1,977,734)
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      11,790                4,456,704                  662,242
                                 ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            181,170               10,966,567                7,715,500
 Net transfers                      1,014,009               10,542,857                5,991,918
 Surrenders for benefit
  payments and fees                   (16,090)              (2,227,308)              (1,661,477)
 Net loan activity                    (23,813)                (703,029)                (265,865)
 Cost of insurance                   (105,767)              (6,766,899)              (4,111,714)
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,049,509               11,812,188                7,668,362
                                 ------------            -------------            -------------
 Net increase (decrease)
  in net assets                     1,061,299               16,268,892                8,330,604
NET ASSETS:
 Beginning of year                    586,145               66,743,731               40,394,987
                                 ------------            -------------            -------------
 End of year                       $1,647,444              $83,012,623              $48,725,591
                                 ============            =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                       BOND FUND               GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $3,598,833               $1,675,333                $1,802,943
 Net realized gain (loss) on
  security transactions                     19,944                    8,763                     4,494
 Net realized gain on
  distributions                                 --                2,447,632                15,050,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,214,539)               4,039,996                 7,906,984
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,404,238                8,171,724                24,764,665
                                     -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               7,419,002                8,142,390                33,197,328
 Net transfers                          14,740,566                4,994,536                16,346,048
 Surrenders for benefit
  payments and fees                       (887,950)              (2,241,454)               (7,295,293)
 Net loan activity                        (263,528)                (361,695)               (1,489,398)
 Cost of insurance                      (3,916,096)              (4,830,529)              (19,422,119)
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     17,091,994                5,703,248                21,336,566
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            18,496,232               13,874,972                46,101,231
NET ASSETS:
 Beginning of year                      35,657,768               52,446,464               193,086,862
                                     -------------            -------------            --------------
 End of year                           $54,154,000              $66,321,436              $239,188,093
                                     =============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                                             AMERICAN FUNDS
                                    GROWTH-INCOME            AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                                         FUND              INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $3,111,675               $1,215,837                 $996,735               $1,130,555
 Net realized gain (loss) on
  security transactions                     15,687                   14,076                  (36,230)                   8,941
 Net realized gain on
  distributions                          6,374,963                3,636,510                1,824,950                2,863,039
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (517,011)               8,848,027                5,381,954                2,844,588
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,985,314               13,714,450                8,167,409                6,847,123
                                    --------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              27,466,901               10,914,556                4,566,425                4,737,819
 Net transfers                          11,227,106                9,638,536                7,148,516                4,017,883
 Surrenders for benefit
  payments and fees                     (5,873,571)              (2,837,067)              (1,140,309)              (1,922,199)
 Net loan activity                      (1,216,890)                (485,811)                (239,271)                (332,951)
 Cost of insurance                     (16,380,741)              (6,237,699)              (2,533,203)              (3,156,239)
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,222,805               10,992,515                7,802,158                3,344,313
                                    --------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            24,208,119               24,706,965               15,969,567               10,191,436
NET ASSETS:
 Beginning of year                     179,661,567               62,945,303               22,316,930               31,778,420
                                    --------------            -------------            -------------            -------------
 End of year                          $203,869,686              $87,652,268              $38,286,497              $41,969,856
                                    ==============            =============            =============            =============

                                    FIDELITY VIP            FIDELITY VIP        FIDELITY VIP
                                   ASSET MANAGER            EQUITY INCOME        CONTRAFUND
                                     PORTFOLIO             FUND PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $152,946               $1,007,134            $212,500
 Net realized gain (loss) on
  security transactions                    5,836                  221,175              (5,586)
 Net realized gain on
  distributions                           72,694                4,488,723           7,244,577
 Net unrealized appreciation
  (depreciation) of
  investments during the year            130,175               (4,792,573)         (3,905,023)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             361,651                  924,459           3,546,468
                                    ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                6,109,208           5,761,005
 Net transfers                          (166,757)                (552,764)         10,093,254
 Surrenders for benefit
  payments and fees                      (81,890)              (2,191,461)         (1,256,261)
 Net loan activity                       (30,363)                (255,497)           (196,328)
 Cost of insurance                      (173,676)              (4,466,956)         (2,522,243)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (452,686)              (1,357,470)         11,879,427
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets                             (91,035)                (433,011)         15,425,895
NET ASSETS:
 Beginning of year                     2,558,778               54,197,395          14,936,278
                                    ------------            -------------       -------------
 End of year                          $2,467,743              $53,764,384         $30,362,173
                                    ============            =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     FIDELITY VIP       FIDELITY VIP               FRANKLIN
                                       OVERSEAS            MID CAP                  INCOME
                                      PORTFOLIO           PORTFOLIO             SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $119,601             $74,511                 $489,653
 Net realized gain (loss) on
  security transactions                    11,988                (482)                  (1,751)
 Net realized gain on
  distributions                           237,852           1,032,757                   90,808
 Net unrealized appreciation
  (depreciation) of
  investments during the year             200,742             720,396                 (437,343)
                                     ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              570,183           1,827,182                  141,367
                                     ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --           3,282,251                4,451,772
 Net transfers                           (138,858)          7,044,176               16,101,217
 Surrenders for benefit
  payments and fees                       (87,902)           (186,560)                (255,664)
 Net loan activity                        (42,445)           (166,184)                (499,814)
 Cost of insurance                       (135,973)         (1,533,092)              (1,566,436)
                                     ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (405,178)          8,440,591               18,231,075
                                     ------------       -------------            -------------
 Net increase (decrease) in
  net assets                              165,005          10,267,773               18,372,442
NET ASSETS:
 Beginning of year                      3,508,654           9,486,316                6,912,073
                                     ------------       -------------            -------------
 End of year                           $3,673,659         $19,754,089              $25,284,515
                                     ============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN                                          TEMPLETON
                                SMALL CAP VALUE           MUTUAL SHARES               GROWTH              MUTUAL DISCOVERY
                                SECURITIES FUND          SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $176,436                 $644,951                  $86,326                 $135,954
 Net realized gain (loss)
  on security transactions              12,842                    1,055                       80                   (8,793)
 Net realized gain on
  distributions                      1,814,268                1,579,047                  275,439                  111,840
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (2,664,540)              (1,247,963)                (365,855)                 566,985
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (660,994)                 977,090                   (4,010)                 805,986
                                 -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           4,796,219                8,414,377                1,903,682                2,552,346
 Net transfers                         659,957               13,289,929                6,372,505                8,896,545
 Surrenders for benefit
  payments and fees                   (843,842)              (1,300,350)                 (60,328)                (170,756)
 Net loan activity                     (24,875)                (359,012)                 (76,593)                 (63,941)
 Cost of insurance                  (2,484,310)              (4,013,885)                (722,771)                (933,421)
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             2,103,149               16,031,059                7,416,495               10,280,773
                                 -------------            -------------            -------------            -------------
 Net increase (decrease)
  in net assets                      1,442,155               17,008,149                7,412,485               11,086,759
NET ASSETS:
 Beginning of year                  25,492,086               36,464,775                3,117,522                4,487,312
                                 -------------            -------------            -------------            -------------
 End of year                       $26,934,241              $53,472,924              $10,530,007              $15,574,071
                                 =============            =============            =============            =============

                                                                            HARTFORD
                                  TEMPLETON            HARTFORD              TOTAL
                                GLOBAL INCOME          ADVISERS           RETURN BOND
                               SERCURITIES FUND        HLS FUND             HLS FUND
                               SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                 $1,230           $2,534,845           $6,256,035
 Net realized gain (loss)
  on security transactions                (10)              98,776               18,866
 Net realized gain on
  distributions                            --           12,153,851                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 32,214           (7,650,663)            (953,868)
                                 ------------       --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                      33,434            7,136,809            5,321,033
                                 ------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             57,899           13,636,060           16,176,519
 Net transfers                      1,120,241             (278,876)           4,246,862
 Surrenders for benefit
  payments and fees                    (1,101)          (5,414,731)          (4,623,405)
 Net loan activity                        (60)              93,317             (365,693)
 Cost of insurance                    (34,087)         (10,627,834)         (10,195,506)
                                 ------------       --------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,142,892           (2,592,064)           5,238,777
                                 ------------       --------------       --------------
 Net increase (decrease)
  in net assets                     1,176,326            4,544,745           10,559,810
NET ASSETS:
 Beginning of year                         --          109,052,976          111,293,438
                                 ------------       --------------       --------------
 End of year                       $1,176,326         $113,597,721         $121,853,248
                                 ============       ==============       ==============

(a)  From inception, May 1, 2007 to December 31, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD                 HARTFORD
                                   CAPITAL              DIVIDEND                  GLOBAL
                                 APPRECIATION          AND GROWTH                ADVISERS
                                   HLS FUND             HLS FUND                 HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $326,749           $2,192,885                 $12,138
 Net realized gain (loss) on
  security transactions                368,295               31,039                  17,756
 Net realized gain on
  distributions                     45,442,516           10,130,948                 106,843
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,010,234)          (2,551,140)                 84,339
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        42,127,326            9,803,732                 221,076
                                --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          24,633,396           15,988,432                      --
 Net transfers                      (3,148,480)           6,551,981                 (17,387)
 Surrenders for benefit
  payments and fees                (14,045,016)          (5,297,375)                (68,316)
 Net loan activity                  (1,978,404)          (1,429,829)                 (2,507)
 Cost of insurance                 (20,582,630)         (10,407,447)               (100,576)
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (15,121,134)           5,405,762                (188,786)
                                --------------       --------------            ------------
 Net increase (decrease) in
  net assets                        27,006,192           15,209,494                  32,290
NET ASSETS:
 Beginning of year                 257,388,510          116,449,466               1,418,923
                                --------------       --------------            ------------
 End of year                      $284,394,702         $131,658,960              $1,451,213
                                ==============       ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD           HARTFORD
                                       GLOBAL                  GLOBAL           DISCIPLINED
                                       GROWTH                TECHNOLOGY           EQUITY
                                      HLS FUND                HLS FUND           HLS FUND
                                  SUB-ACCOUNT (B)           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $909                    $ --            $188,754
 Net realized gain (loss) on
  security transactions                   25,274                  34,715             125,412
 Net realized gain on
  distributions                          193,992                      --              62,737
 Net unrealized appreciation
  (depreciation) of
  investments during the year            168,120                 169,876           1,095,195
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             388,295                 204,591           1,472,098
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --           2,293,173
 Net transfers                           (31,882)                   (240)             11,520
 Surrenders for benefit
  payments and fees                      (42,584)                (14,220)           (774,150)
 Net loan activity                       (30,530)                   (156)           (185,797)
 Cost of insurance                       (87,101)                (87,979)         (1,806,873)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (192,097)               (102,595)           (462,127)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             196,198                 101,996           1,009,971
NET ASSETS:
 Beginning of year                     1,662,698               1,507,359          17,756,828
                                    ------------            ------------       -------------
 End of year                          $1,858,896              $1,609,355         $18,766,799
                                    ============            ============       =============

                                 HARTFORD                                     HARTFORD            HARTFORD
                                  GROWTH             HARTFORD               INTERNATIONAL       INTERNATIONAL
                               OPPORTUNITIES           INDEX                SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND            HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $35,813          $1,160,162                 $257,997            $581,303
 Net realized gain (loss) on
  security transactions               28,483              94,847                   25,020             151,576
 Net realized gain on
  distributions                    4,290,110           3,882,996                2,337,838          10,098,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,340,866          (1,614,009)              (1,467,489)          1,478,089
                               -------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,695,272           3,523,996                1,153,366          12,308,971
                               -------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         4,555,416           8,240,847                2,602,561           6,788,960
 Net transfers                     3,506,453             504,510                1,266,582              80,141
 Surrenders for benefit
  payments and fees               (1,027,944)         (3,769,319)                (519,045)         (2,199,648)
 Net loan activity                  (324,665)           (797,412)                (172,859)           (422,212)
 Cost of insurance                (2,768,664)         (6,502,941)              (1,600,501)         (4,272,765)
                               -------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,940,596          (2,324,315)               1,576,738             (25,524)
                               -------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                       9,635,868           1,199,681                2,730,104          12,283,447
NET ASSETS:
 Beginning of year                18,450,834          67,914,686               12,248,659          43,891,021
                               -------------       -------------            -------------       -------------
 End of year                     $28,086,702         $69,114,367              $14,978,763         $56,174,468
                               =============       =============            =============       =============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                           HARTFORD
                                  HARTFORD            HARTFORD               MONEY
                                   MIDCAP           MIDCAP VALUE            MARKET
                                  HLS FUND            HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $448,060            $105,198            $4,384,503
 Net realized gain (loss) on
  security transactions               580,352             (22,480)                   --
 Net realized gain on
  distributions                    14,047,474           2,998,700                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,670,729)         (2,726,994)                   --
                                -------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,405,157             354,424             4,384,503
                                -------------       -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          7,323,791           2,051,118           227,839,484
 Net transfers                     (4,506,726)            146,421          (194,128,913)
 Surrenders for benefit
  payments and fees                (4,959,674)           (599,580)          (16,842,230)
 Net loan activity                   (635,507)           (332,361)             (862,182)
 Cost of insurance                 (6,537,560)         (1,554,182)          (14,420,278)
                                -------------       -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (9,315,676)           (288,584)            1,585,881
                                -------------       -------------       ---------------
 Net increase (decrease) in
  net assets                        4,089,481              65,840             5,970,384
NET ASSETS:
 Beginning of year                 89,476,933          17,673,734            88,523,036
                                -------------       -------------       ---------------
 End of year                      $93,566,414         $17,739,574           $94,493,420
                                =============       =============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                          HARTFORD
                                 MORTGAGE                 HARTFORD             HARTFORD              VALUE
                                SECURITIES              SMALL COMPANY           STOCK            OPPORTUNITIES
                                 HLS FUND                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $795,949                 $106,678           $1,264,460            $226,003
 Net realized gain (loss) on
  security transactions               11,057                  138,546              133,778            (250,103)
 Net realized gain on
  distributions                           --                6,764,719           17,441,992           2,569,000
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (328,606)                (876,585)         (11,889,658)         (3,859,518)
                               -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         478,400                6,133,358            6,950,572          (1,314,618)
                               -------------            -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                         2,190,380                3,901,812           15,443,310           3,234,884
 Net transfers                       112,960               (1,104,645)           1,363,267             132,145
 Surrenders for benefit
  payments and fees                 (623,387)              (2,063,376)          (5,844,038)         (1,167,328)
 Net loan activity                  (120,367)                (351,371)            (504,363)           (135,829)
 Cost of insurance                (1,299,474)              (3,214,193)         (10,942,345)         (1,732,891)
                               -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  260,112               (2,831,773)            (484,169)            330,981
                               -------------            -------------       --------------       -------------
 Net increase (decrease) in
  net assets                         738,512                3,301,585            6,466,403            (983,637)
NET ASSETS:
 Beginning of year                13,901,117               44,188,159          114,838,351          17,356,653
                               -------------            -------------       --------------       -------------
 End of year                     $14,639,629              $47,489,744         $121,304,754         $16,373,016
                               =============            =============       ==============       =============

                                                            LORD ABBETT
                                    LORD ABBETT               GROWTH &
                                  AMERICA'S VALUE              INCOME             MFS INVESTORS
                                     PORTFOLIO               PORTFOLIO             TRUST SERIES
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $174,853                 $83,006                $1,377
 Net realized gain (loss) on
  security transactions                   (1,999)                 (3,173)                  333
 Net realized gain on
  distributions                          184,482                 457,730                 1,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (320,619)               (403,208)               13,050
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              36,717                 134,355                16,157
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,317,229               1,412,610                74,536
 Net transfers                         2,075,122               1,901,608               204,649
 Surrenders for benefit
  payments and fees                      (39,690)                (46,003)              (11,042)
 Net loan activity                      (124,113)                (33,657)                 (173)
 Cost of insurance                      (441,581)               (558,723)              (27,444)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,786,967               2,675,835               240,526
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,823,684               2,810,190               256,683
NET ASSETS:
 Beginning of year                     3,079,105               4,003,892               122,454
                                    ------------            ------------            ----------
 End of year                          $5,902,789              $6,814,082              $379,137
                                    ============            ============            ==========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         MFS                 MFS
                                    NEW DISCOVERY       TOTAL RETURN             U.S. MID CAP
                                        SERIES             SERIES                   VALUE
                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $ --            $709,991                    $290
 Net realized gain (loss) on
  security transactions                     4,901               7,867                   5,172
 Net realized gain on
  distributions                           248,087             678,836                   5,026
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (183,280)           (285,667)                (44,430)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               69,708           1,111,027                 (33,942)
                                     ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                626,003           5,106,010                  95,210
 Net transfers                            198,349           1,758,479               1,485,491
 Surrenders for benefit
  payments and fees                      (117,051)         (1,074,800)                 (7,756)
 Net loan activity                        (55,073)            (89,969)                    269
 Cost of insurance                       (376,511)         (2,735,964)                (48,928)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       275,717           2,963,756               1,524,286
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets                              345,425           4,074,783               1,490,344
NET ASSETS:
 Beginning of year                      3,312,445          27,626,534                      --
                                     ------------       -------------            ------------
 End of year                           $3,657,870         $31,701,317              $1,490,344
                                     ============       =============            ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER                                      PUTNAM VT
                                    APPRECIATION               GLOBAL               OPPENHEIMER             DIVERSIFIED
                                        FUND              SECURITIES FUND         MAIN STREET FUND          INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $205                 $65,340                  $6,502                 $61,548
 Net realized gain (loss) on
  security transactions                      811                  (2,265)                    (42)                 (3,775)
 Net realized gain on
  distributions                               --                 273,254                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            292,307                  (8,087)                 12,961                  (7,807)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             293,323                 328,242                  19,421                  49,966
                                    ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               617,841               1,533,670                 287,084                      --
 Net transfers                           744,370               2,388,096                 483,726                 (85,245)
 Surrenders for benefit
  payments and fees                     (161,495)                (88,599)                 (6,398)                (57,082)
 Net loan activity                           268                 (50,170)                 (1,643)                (19,802)
 Cost of insurance                      (302,336)               (729,845)               (127,245)                (70,916)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      898,648               3,053,152                 635,524                (233,045)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,191,971               3,381,394                 654,945                (183,079)
NET ASSETS:
 Beginning of year                     1,943,789               4,655,631                 657,851               1,338,184
                                    ------------            ------------            ------------            ------------
 End of year                          $3,135,760              $8,037,025              $1,312,796              $1,155,105
                                    ============            ============            ============            ============


                                     PUTNAM VT          PUTNAM VT           PUTNAM VT
                                   GLOBAL ASSET          GLOBAL            GROWTH AND
                                  ALLOCATION FUND      EQUITY FUND         INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income                   $6,152            $211,683            $430,370
 Net realized gain (loss) on
  security transactions                  (4,961)         (1,453,217)            107,336
 Net realized gain on
  distributions                              --                  --           4,152,428
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,442           2,120,075          (6,099,292)
                                    -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,633             878,541          (1,409,158)
                                    -----------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --             853,719           2,780,467
 Net transfers                           (9,565)         (1,906,079)         (1,197,694)
 Surrenders for benefit
  payments and fees                     (32,469)           (809,759)         (1,389,103)
 Net loan activity                       (8,560)            (36,838)           (177,698)
 Cost of insurance                      (62,322)           (734,390)         (2,200,466)
                                    -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (112,916)         (2,633,347)         (2,184,494)
                                    -----------       -------------       -------------
 Net increase (decrease) in
  net assets                            (85,283)         (1,754,806)         (3,593,652)
NET ASSETS:
 Beginning of year                      872,313           9,864,181          28,255,409
                                    -----------       -------------       -------------
 End of year                           $787,030          $8,109,375         $24,661,757
                                    ===========       =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                      PUTNAM VT
                                        HEALTH                 PUTNAM VT           PUTNAM VT
                                    SCIENCES FUND           HIGH YIELD FUND       INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $30,400               $1,634,047            $989,281
 Net realized gain (loss) on
  security transactions                    78,926                   62,167              27,992
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (100,435)              (1,057,627)             48,203
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                8,891                  638,587           1,065,476
                                     ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     --                2,890,256           3,205,466
 Net transfers                            (96,137)                (552,031)          4,062,330
 Surrenders for benefit
  payments and fees                      (207,053)                (883,993)         (1,582,927)
 Net loan activity                        (31,509)                (408,057)           (220,848)
 Cost of insurance                       (188,920)              (1,875,656)         (1,748,983)
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (523,619)                (829,481)          3,715,038
                                     ------------            -------------       -------------
 Net increase (decrease) in
  net assets                             (514,728)                (190,894)          4,780,514
NET ASSETS:
 Beginning of year                      2,845,311               21,399,093          17,666,184
                                     ------------            -------------       -------------
 End of year                           $2,330,583              $21,208,199         $22,446,698
                                     ============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 PUTNAM VT
                                     PUTNAM VT                                 INTERNATIONAL
                                   INTERNATIONAL         PUTNAM VT                  NEW
                                     GROWTH AND        INTERNATIONAL           OPPORTUNITIES             PUTNAM VT
                                    INCOME FUND         EQUITY FUND                 FUND               INVESTORS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $39,501          $1,030,025                 $15,206                 $14,670
 Net realized gain (loss) on
  security transactions                   50,277             458,972                 (56,260)                (17,066)
 Net realized gain on
  distributions                          364,318           4,206,620                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (302,238)         (2,866,241)                218,880                 (90,756)
                                    ------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             151,858           2,829,376                 177,826                 (93,152)
                                    ------------       -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --           3,370,773                      --                      --
 Net transfers                          (146,612)           (975,623)                (26,668)               (275,034)
 Surrenders for benefit
  payments and fees                      (95,431)         (1,522,325)                (87,969)                (41,623)
 Net loan activity                       (21,310)           (383,732)                (17,392)                (40,918)
 Cost of insurance                      (127,443)         (2,659,986)                (97,918)               (168,842)
                                    ------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (390,796)         (2,170,893)               (229,947)               (526,417)
                                    ------------       -------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (238,938)            658,483                 (52,121)               (619,569)
NET ASSETS:
 Beginning of year                     2,115,150          33,935,818               1,357,974               2,653,731
                                    ------------       -------------            ------------            ------------
 End of year                          $1,876,212         $34,594,301              $1,305,853              $2,034,162
                                    ============       =============            ============            ============


                                                             PUTNAM VT
                                     PUTNAM VT                  NEW              PUTNAM VT
                                       MONEY               OPPORTUNITIES            NEW
                                    MARKET FUND                FUND             VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $17,366                  $23,549             $55,786
 Net realized gain (loss) on
  security transactions                      --               (1,601,794)            140,986
 Net realized gain on
  distributions                              --                       --             388,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                2,493,696            (699,590)
                                    -----------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,366                  915,451            (114,778)
                                    -----------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                1,683,011                  --
 Net transfers                         (159,519)                (710,592)           (690,343)
 Surrenders for benefit
  payments and fees                     (97,214)                (817,253)            (66,374)
 Net loan activity                       (8,858)                (341,618)             (8,752)
 Cost of insurance                      (28,590)              (1,293,678)           (224,907)
                                    -----------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (294,181)              (1,480,130)           (990,376)
                                    -----------            -------------       -------------
 Net increase (decrease) in
  net assets                           (276,815)                (564,679)         (1,105,154)
NET ASSETS:
 Beginning of year                      511,516               15,705,782           4,292,843
                                    -----------            -------------       -------------
 End of year                           $234,701              $15,141,103          $3,187,689
                                    ===========            =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT                                        PUTNAM VT
                                        OTC &                  PUTNAM VT               THE GEORGE
                                       EMERGING                SMALL CAP              PUTNAM FUND
                                     GROWTH FUND              VALUE FUND               OF BOSTON
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $ --                  $18,462                 $77,934
 Net realized gain (loss) on
  security transactions                  (603,300)                  (1,637)                 33,765
 Net realized gain on
  distributions                                --                  369,230                 246,826
 Net unrealized appreciation
  (depreciation) of
  investments during the year             754,697               (1,048,516)               (315,161)
                                     ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              151,397                 (662,461)                 43,364
                                     ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,139,339                      --
 Net transfers                           (109,133)               2,483,961                (319,581)
 Surrenders for benefit
  payments and fees                       (68,508)                (109,671)                (56,171)
 Net loan activity                         (7,023)                 (45,446)                (18,241)
 Cost of insurance                        (96,682)                (430,010)               (170,497)
                                     ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (281,346)               3,038,173                (564,490)
                                     ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (129,949)               2,375,712                (521,126)
NET ASSETS:
 Beginning of year                      1,187,401                2,320,921               2,732,480
                                     ------------            -------------            ------------
 End of year                           $1,057,452               $4,696,633              $2,211,354
                                     ============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                     UTILITIES
                                     GROWTH AND              PUTNAM VT           PUTNAM VT
                                    INCOME FUND              VISTA FUND        VOYAGER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $46,761                    $ --              $8,955
 Net realized gain (loss) on
  security transactions                   51,830                (213,292)         (2,066,465)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            343,400                 274,450           3,712,871
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             441,991                  61,158           1,655,361
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                      --           3,372,926
 Net transfers                          (219,164)               (167,033)         (2,396,049)
 Surrenders for benefit
  payments and fees                      (46,546)                (42,776)         (1,402,001)
 Net loan activity                        (9,521)                 (5,833)           (190,570)
 Cost of insurance                      (148,229)                (96,074)         (2,380,021)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (423,460)               (311,716)         (2,995,715)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                              18,531                (250,558)         (1,340,354)
NET ASSETS:
 Beginning of year                     2,306,288               1,537,452          29,553,977
                                    ------------            ------------       -------------
 End of year                          $2,324,819              $1,286,894         $28,213,623
                                    ============            ============       =============

                                     PUTNAM VT                                     VAN KAMPEN LIFE
                                      CAPITAL                PUTNAM VT            INVESTMENT TRUST
                                   OPPORTUNITIES               EQUITY                 COMSTOCK
                                        FUND                INCOME FUND               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $ --                 $69,651                 $163,563
 Net realized gain (loss) on
  security transactions                    3,856                  35,753                   (1,062)
 Net realized gain on
  distributions                          311,924                 346,327                  227,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (810,576)               (301,021)                (951,521)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (494,796)                150,710                 (561,655)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,177,934                 753,784                3,063,709
 Net transfers                         1,049,472                  95,753                5,122,103
 Surrenders for benefit
  payments and fees                     (155,554)                (91,345)                (243,056)
 Net loan activity                       (43,598)                (40,659)                 (79,356)
 Cost of insurance                      (552,229)               (489,875)              (1,243,166)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,476,025                 227,658                6,620,234
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             981,229                 378,368                6,058,579
NET ASSETS:
 Beginning of year                     3,946,824               5,446,972                9,208,128
                                    ------------            ------------            -------------
 End of year                          $4,928,053              $5,825,340              $15,266,707
                                    ============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN            AIM V.I.
                                    INTERNATIONAL           SMALL/MID-CAP              CAPITAL
                                    VALUE PORTOLIO         VALUE PORTFOLIO        APPRECIATION FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $926                  $3,278                    $688
 Net realized gain (loss) on
  security transactions                       (47)                    326                  47,701
 Net realized gain on
  distributions                             1,317                  96,777                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             452,498                 177,405                  66,040
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              454,694                 277,786                 114,429
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                335,513                 749,404                 142,271
 Net transfers                          4,272,041               2,478,620                 324,810
 Surrenders for benefit
  payments and fees                        (2,969)                (42,728)                 (2,378)
 Net loan activity                             22                 (14,522)                   (292)
 Cost of insurance                       (114,278)               (265,006)                (81,909)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,490,329               2,905,768                 382,502
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            4,945,023               3,183,554                 496,931
NET ASSETS:
 Beginning of year                             --                 422,734                 732,771
                                     ------------            ------------            ------------
 End of year                           $4,945,023              $3,606,288              $1,229,702
                                     ============            ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AIM V.I.                AIM V.I.                AIM V.I.
                                      AIM V.I.           MID CAP CORE              SMALL CAP                CAPITAL
                                  CORE EQUITY FUND       EQUITY FUND              EQUITY FUND          DEVELOPMENT FUND
                                 SUB-ACCOUNT (B)(C)      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $19,878             $140,462                   $ --                    $ --
 Net realized gain (loss) on
  security transactions                   153,746                2,793                    350                     435
 Net realized gain on
  distributions                                --            1,496,614                 23,061                   9,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year              11,189             (133,607)                14,847                  42,985
                                    -------------       --------------            -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              184,813            1,506,262                 38,258                  53,252
                                    -------------       --------------            -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                350,607            3,032,003                133,012                  76,667
 Net transfers                            (10,539)             623,303                472,241                 486,885
 Surrenders for benefit
  payments and fees                       (48,694)            (424,038)                (5,662)                 (6,138)
 Net loan activity                        (14,352)            (110,681)                (4,697)                 (2,844)
 Cost of insurance                       (221,161)          (1,543,218)               (42,037)                (33,071)
                                    -------------       --------------            -----------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        55,861            1,577,369                552,857                 521,499
                                    -------------       --------------            -----------             -----------
 Net increase (decrease) in
  net assets                              240,674            3,083,631                591,115                 574,751
NET ASSETS:
 Beginning of year                      1,151,840           12,413,573                 39,968                  11,394
                                    -------------       --------------            -----------             -----------
 End of year                           $1,392,514          $15,497,204               $631,083                $586,145
                                    =============       ==============            ===========             ===========

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP
                                        ASSET                   INCOME AND              AMERICAN FUNDS
                                   ALLOCATION FUND             GROWTH FUND                BOND FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,367,040                  $369,057                $1,075,825
 Net realized gain (loss) on
  security transactions                     10,652                     5,614                      (375)
 Net realized gain on
  distributions                            721,019                 1,669,020                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,540,772                 3,278,385                   899,986
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,639,483                 5,322,076                 1,975,436
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              10,536,554                 6,747,544                 6,149,319
 Net transfers                          12,279,123                 6,811,139                 8,598,854
 Surrenders for benefit
  payments and fees                       (990,772)                 (914,545)                 (616,954)
 Net loan activity                      (1,725,468)                 (212,888)                 (297,091)
 Cost of insurance                      (5,357,215)               (3,254,809)               (2,858,789)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,742,222                 9,176,441                10,975,339
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                            22,381,705                14,498,517                12,950,775
NET ASSETS:
 Beginning of year                      44,362,026                25,896,470                22,706,993
                                    --------------            --------------            --------------
 End of year                           $66,743,731               $40,394,987               $35,657,768
                                    ==============            ==============            ==============

(b) From inception, April 28, 2006 to December 31, 2006.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                      AMERICAN FUNDS
                                        GLOBAL                AMERICAN FUNDS            GROWTH-INCOME
                                      GROWTH FUND              GROWTH FUND                   FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $383,688                $1,454,500                $2,606,089
 Net realized gain (loss) on
  security transactions                     33,639                    33,930                    53,077
 Net realized gain on
  distributions                                 --                 1,082,470                 3,821,132
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,003,543                14,625,155                16,821,855
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,420,870                17,196,055                23,302,153
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               7,565,316                30,675,935                26,446,430
 Net transfers                           5,368,441                15,269,682                 8,361,795
 Surrenders for benefit
  payments and fees                     (1,946,395)               (5,877,763)               (5,173,446)
 Net loan activity                        (412,766)               (3,285,683)               (3,123,581)
 Cost of insurance                      (4,170,434)              (17,516,112)              (15,559,281)
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,404,162                19,266,059                10,951,917
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            14,825,032                36,462,114                34,254,070
NET ASSETS:
 Beginning of year                      37,621,432               156,624,748               145,407,497
                                     -------------            --------------            --------------
 End of year                           $52,446,464              $193,086,862              $179,661,567
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  AMERICAN FUNDS            FIDELITY VIP
                                AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL            ASSET MANAGER
                              INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND          PORTFOLIO
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $945,443                 $277,167                 $132,202                 $72,992
 Net realized gain (loss)
  on security transactions              15,061                   75,418                  123,196                  (7,944)
 Net realized gain on
  distributions                        487,072                  138,584                1,477,477                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               7,823,449                4,518,052                4,311,183                 119,271
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    9,271,025                5,009,221                6,044,058                 184,319
                                 -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           9,237,799                3,140,074                4,442,604                     552
 Net transfers                      12,466,984                5,337,051                3,535,594                 (68,687)
 Surrenders for benefit
  payments and fees                 (1,875,645)              (1,568,332)              (2,321,866)                (42,290)
 Net loan activity                  (2,244,280)                (602,017)                (745,747)                (50,507)
 Cost of insurance                  (4,799,712)              (1,690,285)              (2,684,078)               (204,450)
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            12,785,146                4,616,491                2,226,507                (365,382)
                                 -------------            -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     22,056,171                9,625,712                8,270,565                (181,063)
NET ASSETS:
 Beginning of year                  40,889,132               12,691,218               23,507,855               2,739,841
                                 -------------            -------------            -------------            ------------
 End of year                       $62,945,303              $22,316,930              $31,778,420              $2,558,778
                                 =============            =============            =============            ============

                                 FIDELITY VIP        FIDELITY VIP             FIDELITY VIP
                                 EQUITY INCOME        CONTRAFUND                OVERSEAS
                                FUND PORTFOLIO         PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income              $1,622,897            $102,274                 $28,794
 Net realized gain (loss)
  on security transactions             127,800              29,673                 (35,187)
 Net realized gain on
  distributions                      5,940,890           1,087,641                  20,018
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,415,080            (203,444)                539,145
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    9,106,667           1,016,144                 552,770
                                 -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           6,402,370           3,103,102                 (10,957)
 Net transfers                         404,838          10,465,619                 (67,303)
 Surrenders for benefit
  payments and fees                 (1,612,693)           (869,557)                (46,016)
 Net loan activity                    (401,239)           (501,220)                (38,136)
 Cost of insurance                  (4,470,923)         (1,076,255)               (149,238)
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               322,353          11,121,689                (311,650)
                                 -------------       -------------            ------------
 Net increase (decrease)
  in net assets                      9,429,020          12,137,833                 241,120
NET ASSETS:
 Beginning of year                  44,768,375           2,798,445               3,267,534
                                 -------------       -------------            ------------
 End of year                       $54,197,395         $14,936,278              $3,508,654
                                 =============       =============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP              FRANKLIN                FRANKLIN
                                       MID CAP                  INCOME              SMALL CAP VALUE
                                      PORTFOLIO            SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $3,127                  $9,788                 $157,973
 Net realized gain (loss) on
  security transactions                   (44,226)                     73                   95,395
 Net realized gain on
  distributions                           208,478                   1,309                  883,977
 Net unrealized appreciation
  (depreciation) of
  investments during the year             296,208                 362,227                2,476,443
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              463,587                 373,397                3,613,788
                                     ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,837,690                 711,945                4,949,639
 Net transfers                          7,056,824               5,922,967                2,877,734
 Surrenders for benefit
  payments and fees                       (52,478)                     32               (1,673,648)
 Net loan activity                       (121,771)                 99,040               (1,610,378)
 Cost of insurance                       (628,476)               (195,308)              (2,441,878)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,091,789               6,538,676                2,101,469
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            8,555,376               6,912,073                5,715,257
NET ASSETS:
 Beginning of year                        930,940                      --               19,776,829
                                     ------------            ------------            -------------
 End of year                           $9,486,316              $6,912,073              $25,492,086
                                     ============            ============            =============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON                                    HARTFORD
                                    MUTUAL SHARES               GROWTH             MUTUAL DISCOVERY        ADVISERS
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT (A)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $355,463                  $1,750                  $1,531           $2,486,895
 Net realized gain (loss) on
  security transactions                     5,334                    (104)                 (1,525)              92,397
 Net realized gain on
  distributions                           905,271                   4,876                   5,415            7,728,566
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,554,994                 206,963                 314,191              327,832
                                    -------------            ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,821,062                 213,485                 319,612           10,635,690
                                    -------------            ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                              5,992,514                 370,974                 489,174           15,546,538
 Net transfers                          9,049,626               2,612,334               3,785,512           (2,770,972)
 Surrenders for benefit
  payments and fees                      (626,797)                   (275)                 (2,826)          (5,214,665)
 Net loan activity                       (228,930)                   (287)                   (383)            (906,699)
 Cost of insurance                     (2,730,937)                (78,709)               (103,777)         (11,248,610)
                                    -------------            ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    11,455,476               2,904,037               4,167,700           (4,594,408)
                                    -------------            ------------            ------------       --------------
 Net increase (decrease) in
  net assets                           16,276,538               3,117,522               4,487,312            6,041,282
NET ASSETS:
 Beginning of year                     20,188,237                      --                      --          103,011,694
                                    -------------            ------------            ------------       --------------
 End of year                          $36,464,775              $3,117,522              $4,487,312         $109,052,976
                                    =============            ============            ============       ==============

                                       HARTFORD             HARTFORD             HARTFORD
                                        TOTAL               CAPITAL              DIVIDEND
                                     RETURN BOND          APPRECIATION          AND GROWTH
                                       HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $5,319,798           $3,311,442           $1,909,056
 Net realized gain (loss) on
  security transactions                      6,501            1,236,756               92,108
 Net realized gain on
  distributions                             14,162           31,340,689            8,064,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (324,030)           2,305,327            9,451,777
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,016,431           38,194,214           19,517,325
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              16,645,091           29,290,614           14,464,451
 Net transfers                           7,944,215           (4,323,896)           2,655,662
 Surrenders for benefit
  payments and fees                     (3,531,079)         (13,961,142)          (5,035,248)
 Net loan activity                      (1,641,806)          (6,702,565)            (942,960)
 Cost of insurance                     (10,291,670)         (22,251,302)          (9,627,483)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,124,751          (17,948,291)           1,514,422
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                            14,141,182           20,245,923           21,031,747
NET ASSETS:
 Beginning of year                      97,152,256          237,142,587           95,417,719
                                    --------------       --------------       --------------
 End of year                          $111,293,438         $257,388,510         $116,449,466
                                    ==============       ==============       ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD                HARTFORD
                                        GLOBAL                  GLOBAL                  GLOBAL
                                       ADVISERS                LEADERS                TECHNOLOGY
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $41,398                 $12,668                    $ --
 Net realized gain (loss) on
  security transactions                    27,589                  40,638                  47,305
 Net realized gain on
  distributions                            50,906                  88,571                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               2,566                  72,644                 103,747
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              122,459                 214,521                 151,052
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 (1,698)                     55                      --
 Net transfers                            (41,709)                (17,168)                (64,136)
 Surrenders for benefit
  payments and fees                       (42,624)                (24,947)                (11,471)
 Net loan activity                        (19,209)                 (8,047)                 (8,239)
 Cost of insurance                       (123,405)               (105,762)                (99,545)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (228,645)               (155,869)               (183,391)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (106,186)                 58,652                 (32,339)
NET ASSETS:
 Beginning of year                      1,525,109               1,604,046               1,539,698
                                     ------------            ------------            ------------
 End of year                           $1,418,923              $1,662,698              $1,507,359
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD
                                DISCIPLINED           GROWTH             HARTFORD
                                  EQUITY           OPPORTUNITIES           INDEX
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $188,779            $132,883          $1,094,633
 Net realized gain (loss) on
  security transactions              169,805              36,320             813,217
 Net realized gain on
  distributions                           --           1,759,749           7,198,969
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,655,557            (162,090)            368,531
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,014,141           1,766,862           9,475,350
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         2,330,209           4,314,782           8,752,183
 Net transfers                      (281,512)          1,199,676          (4,437,808)
 Surrenders for benefit
  payments and fees               (1,534,000)           (325,606)         (5,142,626)
 Net loan activity                  (119,801)           (163,570)           (998,260)
 Cost of insurance                (1,838,584)         (2,176,936)         (7,012,878)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,443,688)          2,848,346          (8,839,389)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                         570,453           4,615,208             635,961
NET ASSETS:
 Beginning of year                17,186,375          13,835,626          67,278,725
                               -------------       -------------       -------------
 End of year                     $17,756,828         $18,450,834         $67,914,686
                               =============       =============       =============

                                      HARTFORD            HARTFORD
                                    INTERNATIONAL       INTERNATIONAL         HARTFORD            HARTFORD
                                    SMALL COMPANY       OPPORTUNITIES          MIDCAP           MIDCAP VALUE
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $210,713          $1,029,070            $942,622            $151,880
 Net realized gain (loss) on
  security transactions                    37,324               7,919             316,319              79,393
 Net realized gain on
  distributions                         1,328,143           3,224,708          13,511,039           2,105,847
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,114,005           4,077,310          (5,033,757)            412,672
                                    -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,690,185           8,339,007           9,736,223           2,749,792
                                    -------------       -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                              2,040,051           5,861,678           8,878,408           2,382,945
 Net transfers                          1,906,907           2,965,590          (2,874,852)            472,991
 Surrenders for benefit
  payments and fees                    (1,310,454)         (1,902,352)         (4,574,434)           (585,822)
 Net loan activity                       (326,253)           (284,064)           (951,015)           (855,764)
 Cost of insurance                     (1,264,762)         (3,573,819)         (7,393,008)         (1,556,458)
                                    -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,045,489           3,067,033          (6,914,901)           (142,108)
                                    -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets                            3,735,674          11,406,040           2,821,322           2,607,684
NET ASSETS:
 Beginning of year                      8,512,985          32,484,981          86,655,611          15,066,050
                                    -------------       -------------       -------------       -------------
 End of year                          $12,248,659         $43,891,021         $89,476,933         $17,673,734
                                    =============       =============       =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                     MONEY              MORTGAGE                 HARTFORD
                                    MARKET             SECURITIES              SMALL COMPANY
                                   HLS FUND             HLS FUND                 HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $3,862,989          $1,401,830                  $80,492
 Net realized gain (loss) on
  security transactions                      --               5,850                2,164,068
 Net realized gain on
  distributions                              --                  --                6,708,560
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --            (790,380)              (2,940,673)
                                ---------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          3,862,989             617,300                6,012,447
                                ---------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          189,052,288           2,320,690                4,573,993
 Net transfers                     (158,563,560)           (570,204)                (380,449)
 Surrenders for benefit
  payments and fees                 (17,519,458)           (517,251)              (3,493,685)
 Net loan activity                    1,119,316            (203,298)              (2,177,223)
 Cost of insurance                  (13,667,970)         (1,470,954)              (3,739,688)
                                ---------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     420,616            (441,017)              (5,217,052)
                                ---------------       -------------            -------------
 Net increase (decrease) in
  net assets                          4,283,605             176,283                  795,395
NET ASSETS:
 Beginning of year                   84,239,431          13,724,834               43,392,764
                                ---------------       -------------            -------------
 End of year                        $88,523,036         $13,901,117              $44,188,159
                                ===============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                           LORD ABBETT
                                   HARTFORD                 VALUE                  LORD ABBETT                 GROWTH &
                                     STOCK              OPPORTUNITIES            AMERICA'S VALUE                INCOME
                                   HLS FUND               HLS FUND                  PORTFOLIO                 PORTFOLIO
                                  SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $1,455,498              $207,922                   $66,826                   $46,154
 Net realized gain (loss) on
  security transactions                  937,213               (87,533)                     (149)                      824
 Net realized gain on
  distributions                        6,364,539             1,818,213                    55,709                   123,680
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,154,548               510,388                   153,899                   146,811
                               -----------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          14,911,798             2,448,990                   276,285                   317,469
                               -----------------       ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            16,012,100             2,939,617                   548,072                   593,152
 Net transfers                        (1,098,585)            1,557,420                 1,987,635                 3,034,964
 Surrenders for benefit
  payments and fees                   (7,359,737)             (600,303)                  (37,710)                  (12,466)
 Net loan activity                    (1,755,354)              (96,824)                   (2,272)                   (3,170)
 Cost of insurance                   (10,974,450)           (1,502,338)                 (185,743)                 (205,968)
                               -----------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (5,176,026)            2,297,572                 2,309,982                 3,406,512
                               -----------------       ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                           9,735,772             4,746,562                 2,586,267                 3,723,981
NET ASSETS:
 Beginning of year                   105,102,579            12,610,091                   492,838                   279,911
                               -----------------       ---------------            --------------            --------------
 End of year                        $114,838,351           $17,356,653                $3,079,105                $4,003,892
                               =================       ===============            ==============            ==============


                                                                 MFS                   MFS
                                   MFS INVESTORS            NEW DISCOVERY         TOTAL RETURN
                                    TRUST SERIES                SERIES               SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $333                      $ --              $515,948
 Net realized gain (loss) on
  security transactions                       (5)                    1,792                 1,133
 Net realized gain on
  distributions                               --                    47,174               691,479
 Net unrealized appreciation
  (depreciation) of
  investments during the year              9,241                   310,000             1,521,651
                                    ------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                               9,569                   358,966             2,730,211
                                    ------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                26,869                   720,164             4,793,435
 Net transfers                            90,069                   335,377             3,374,000
 Surrenders for benefit
  payments and fees                          179                   (33,060)             (573,724)
 Net loan activity                            --                   (54,102)             (234,617)
 Cost of insurance                       (11,312)                 (329,107)           (2,454,288)
                                    ------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      105,805                   639,272             4,904,806
                                    ------------            --------------       ---------------
 Net increase (decrease) in
  net assets                             115,374                   998,238             7,635,017
NET ASSETS:
 Beginning of year                         7,080                 2,314,207            19,991,517
                                    ------------            --------------       ---------------
 End of year                            $122,454                $3,312,445           $27,626,534
                                    ============            ==============       ===============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL               OPPENHEIMER
                                     APPRECIATION               GLOBAL              OPPENHEIMER
                                         FUND              SECURITIES FUND        MAIN STREET FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $420                 $11,816                  $571
 Net realized gain (loss) on
  security transactions                       260                   7,021                    18
 Net realized gain on
  distributions                                --                  73,189                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             137,760                 366,245                55,956
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              138,440                 458,271                56,545
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                329,912                 858,303               122,797
 Net transfers                          1,455,608               3,010,037               500,599
 Surrenders for benefit
  payments and fees                        (4,560)                 (1,207)               (1,147)
 Net loan activity                             --                 (13,644)                   --
 Cost of insurance                       (128,902)               (321,007)              (51,396)
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,652,058               3,532,482               570,853
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            1,790,498               3,990,753               627,398
NET ASSETS:
 Beginning of year                        153,291                 664,878                30,453
                                     ------------            ------------            ----------
 End of year                           $1,943,789              $4,655,631              $657,851
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT          PUTNAM VT           PUTNAM VT
                                    DIVERSIFIED            GLOBAL ASSET          GLOBAL            GROWTH AND
                                    INCOME FUND           ALLOCATION FUND      EQUITY FUND         INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $89,673                $27,577             $52,433            $469,610
 Net realized gain (loss) on
  security transactions                   (1,801)               (41,700)         (1,287,776)            226,556
 Net realized gain on
  distributions                               --                     --                  --             629,494
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1,790                125,100           3,179,898           2,705,891
                                    ------------            -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              89,662                110,977           1,944,555           4,031,551
                                    ------------            -----------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 6,667                    497             989,138           3,037,533
 Net transfers                          (147,239)               (78,633)           (874,674)         (1,055,285)
 Surrenders for benefit
  payments and fees                      (51,506)               (51,685)           (546,487)         (1,197,271)
 Net loan activity                       (20,526)                (6,503)            (96,510)           (381,218)
 Cost of insurance                      (103,348)               (80,006)           (802,708)         (2,487,025)
                                    ------------            -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (315,952)              (216,330)         (1,331,241)         (2,083,266)
                                    ------------            -----------       -------------       -------------
 Net increase (decrease) in
  net assets                            (226,290)              (105,353)            613,314           1,948,285
NET ASSETS:
 Beginning of year                     1,564,474                977,666           9,250,867          26,307,124
                                    ------------            -----------       -------------       -------------
 End of year                          $1,338,184               $872,313          $9,864,181         $28,255,409
                                    ============            ===========       =============       =============

                                          PUTNAM VT
                                            HEALTH                 PUTNAM VT           PUTNAM VT
                                        SCIENCES FUND           HIGH YIELD FUND       INCOME FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $16,787               $1,386,824            $696,860
 Net realized gain (loss) on
  security transactions                        52,892                   24,571               8,536
 Net realized gain on
  distributions                                    --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  20,449                  502,724              73,665
                                         ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                   90,128                1,914,119             779,061
                                         ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     (1,465)               2,692,348           2,670,294
 Net transfers                               (435,853)               2,098,898           1,293,755
 Surrenders for benefit
  payments and fees                          (219,949)              (1,053,789)           (655,921)
 Net loan activity                            (53,881)                 (88,545)            (51,436)
 Cost of insurance                           (254,050)              (1,802,230)         (1,506,311)
                                         ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (965,198)               1,846,682           1,750,381
                                         ------------            -------------       -------------
 Net increase (decrease) in
  net assets                                 (875,070)               3,760,801           2,529,442
NET ASSETS:
 Beginning of year                          3,720,381               17,638,292          15,136,742
                                         ------------            -------------       -------------
 End of year                               $2,845,311              $21,399,093         $17,666,184
                                         ============            =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                      PUTNAM VT                                 INTERNATIONAL
                                    INTERNATIONAL         PUTNAM VT                  NEW
                                      GROWTH AND        INTERNATIONAL           OPPORTUNITIES
                                     INCOME FUND         EQUITY FUND                 FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $30,657            $246,290                 $22,395
 Net realized gain (loss) on
  security transactions                    53,726           1,041,498                (194,910)
 Net realized gain on
  distributions                                --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             436,244           6,419,435                 499,210
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              520,627           7,707,223                 326,695
                                     ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    556           3,839,393                     911
 Net transfers                           (305,595)           (812,320)               (115,200)
 Surrenders for benefit
  payments and fees                      (110,009)         (2,291,155)               (122,105)
 Net loan activity                        (11,372)           (400,320)                (16,903)
 Cost of insurance                       (149,511)         (2,765,006)               (114,493)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (575,931)         (2,429,408)               (367,790)
                                     ------------       -------------            ------------
 Net increase (decrease) in
  net assets                              (55,304)          5,277,815                 (41,095)
NET ASSETS:
 Beginning of year                      2,170,454          28,658,003               1,399,069
                                     ------------       -------------            ------------
 End of year                           $2,115,150         $33,935,818              $1,357,974
                                     ============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PUTNAM VT
                                                             PUTNAM VT             NEW                  PUTNAM VT
                                     PUTNAM VT                 MONEY          OPPORTUNITIES                NEW
                                   INVESTORS FUND           MARKET FUND           FUND                  VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $17,719                $30,182             $26,785                 $54,849
 Net realized gain (loss) on
  security transactions                 (147,818)                    --          (1,877,722)                 79,101
 Net realized gain on
  distributions                               --                     --                  --                 290,989
 Net unrealized appreciation
  (depreciation) of
  investments during the year            482,437                     --           3,188,026                 206,594
                                    ------------            -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             352,338                 30,182           1,337,089                 631,533
                                    ------------            -----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   220                     --           2,094,724                     673
 Net transfers                          (200,071)              (209,073)         (1,145,705)               (139,959)
 Surrenders for benefit
  payments and fees                     (116,952)               (89,748)         (1,371,760)               (251,493)
 Net loan activity                       (20,126)                (4,185)           (341,749)                (24,043)
 Cost of insurance                      (206,070)               (55,453)         (1,461,581)               (309,076)
                                    ------------            -----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (542,999)              (358,459)         (2,226,071)               (723,898)
                                    ------------            -----------       -------------            ------------
 Net increase (decrease) in
  net assets                            (190,661)              (328,277)           (888,982)                (92,365)
NET ASSETS:
 Beginning of year                     2,844,392                839,793          16,594,764               4,385,208
                                    ------------            -----------       -------------            ------------
 End of year                          $2,653,731               $511,516         $15,705,782              $4,292,843
                                    ============            ===========       =============            ============

                                 PUTNAM VT                                       PUTNAM VT
                                   OTC &                 PUTNAM VT               THE GEORGE
                                 EMERGING                SMALL CAP              PUTNAM FUND
                                GROWTH FUND              VALUE FUND              OF BOSTON
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $ --                  $1,543                 $76,286
 Net realized gain (loss) on
  security transactions           (1,254,146)                    163                  70,998
 Net realized gain on
  distributions                           --                  47,236                  98,625
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,419,280                  98,157                  78,589
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         165,134                 147,099                 324,498
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,609                 352,561                       8
 Net transfers                      (237,105)              1,833,634                (434,138)
 Surrenders for benefit
  payments and fees                  (49,848)                 (7,918)                (92,995)
 Net loan activity                    (9,139)                 (1,619)                (16,690)
 Cost of insurance                  (122,154)               (121,405)               (221,020)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (416,637)              2,055,253                (764,835)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                        (251,503)              2,202,352                (440,337)
NET ASSETS:
 Beginning of year                 1,438,904                 118,569               3,172,817
                               -------------            ------------            ------------
 End of year                      $1,187,401              $2,320,921              $2,732,480
                               =============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                      UTILITIES
                                      GROWTH AND              PUTNAM VT
                                     INCOME FUND              VISTA FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $68,298                    $ --
 Net realized gain (loss) on
  security transactions                   (28,226)               (169,989)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             478,472                 261,973
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              518,544                  91,984
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    678                  (7,197)
 Net transfers                            (91,946)               (117,616)
 Surrenders for benefit
  payments and fees                       (78,957)                (93,740)
 Net loan activity                        (20,476)                 (4,752)
 Cost of insurance                       (152,417)               (133,549)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (343,118)               (356,854)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              175,426                (264,870)
NET ASSETS:
 Beginning of year                      2,130,862               1,802,322
                                     ------------            ------------
 End of year                           $2,306,288              $1,537,452
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PUTNAM VT                                    VAN KAMPEN LIFE
                                                           CAPITAL                PUTNAM VT            INVESTMENT TRUST
                                  PUTNAM VT             OPPORTUNITIES               EQUITY                 COMSTOCK
                                VOYAGER FUND                 FUND                INCOME FUND              PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $108,339                  $2,432                 $55,740                 $34,987
 Net realized gain (loss) on
  security transactions            (1,038,212)                    (94)                 12,938                   6,716
 Net realized gain on
  distributions                            --                 177,076                 150,789                 162,666
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,468,838                 252,396                 630,758                 685,977
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,538,965                 431,810                 850,225                 890,346
                                -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,216,226                 776,406                 756,519               1,968,274
 Net transfers                     (2,703,159)                946,320                 251,807               6,119,369
 Surrenders for benefit
  payments and fees                (2,303,674)               (113,821)               (221,039)                (37,999)
 Net loan activity                   (577,222)                (27,336)               (138,908)                (43,860)
 Cost of insurance                 (2,796,207)               (406,533)               (463,829)               (583,058)
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,164,036)              1,175,036                 184,550               7,422,726
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       (2,625,071)              1,606,846               1,034,775               8,313,072
NET ASSETS:
 Beginning of year                 32,179,048               2,339,978               4,412,197                 895,056
                                -------------            ------------            ------------            ------------
 End of year                      $29,553,977              $3,946,824              $5,446,972              $9,208,128
                                =============            ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein International Value Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Sercurities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth & Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and the Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

-------------------------------------------------------------------------------

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio      $11,386,803        $551,640
AllianceBernstein Small/Mid-Cap Value Portfolio        5,003,906         904,831
AllianceBernstein VPS International Growth
 Portfolio                                             2,425,433          33,593
AIM V.I. Capital Appreciation Fund                       860,468         264,981
AIM V.I. Core Equity Fund                                437,641         175,055
AIM V.I. Mid Cap Core Equity Fund                      2,619,412         951,145
AIM V.I. Small Cap Equity Fund                           787,980          86,986
AIM V.I. Capital Development Fund                      1,646,126         467,393
American Funds Asset Allocation Fund                  19,103,984       2,996,702
American Funds Blue Chip Income and Growth Fund       12,396,641       2,072,351
American Funds Bond Fund                              25,232,307       4,541,507
American Funds Global Growth Fund                     12,136,252       2,309,707
American Funds Growth Fund                            43,526,829       5,335,692
American Funds Growth-Income Fund                     30,014,142       5,304,160
American Funds International Fund                     19,668,992       3,824,395
American Funds New World Fund                         12,481,932       1,858,024
American Funds Global Small Capitalization Fund       10,193,367       2,855,208
Fidelity VIP Asset Manager Portfolio                     225,640         452,688
Fidelity VIP Equity Income Fund Portfolio              9,542,129       5,403,511
Fidelity VIP Contrafund Portfolio                     21,177,969       1,841,465
Fidelity VIP Overseas Portfolio                          357,453         405,207
Fidelity VIP Mid Cap Portfolio                         9,992,347         444,487
Franklin Income Securities Fund                       19,218,265         406,730
Franklin Small Cap Value Securities Fund               6,013,029       1,918,903
Mutual Shares Securities Fund                         19,559,668       1,304,676
Templeton Growth Securities Fund                       7,880,561         102,302
Mutual Discovery Securities Fund                      11,072,556         543,991
Templeton Global Income Sercurities Fund               1,154,993          10,871
Hartford Advisers HLS Fund                            20,127,810       8,030,953
Hartford Total Return Bond HLS Fund                   23,190,766      11,695,566
Hartford Capital Appreciation HLS Fund                50,200,956      19,543,726
Hartford Dividend and Growth HLS Fund                 24,284,239       6,554,367
Hartford Global Advisers HLS Fund                        119,066         188,840
Hartford Global Growth HLS Fund                          194,901         192,085
Hartford Global Technology HLS Fund                           --         102,588
Hartford Disciplined Equity HLS Fund                   1,204,262       1,414,971
Hartford Growth Opportunities HLS Fund                11,017,763       2,751,327
Hartford Index HLS Fund                                8,961,000       6,241,913
Hartford International Small Company HLS Fund          5,934,026       1,761,442
Hartford International Opportunities HLS Fund         16,606,342       5,952,432
Hartford MidCap HLS Fund                              15,557,937      10,369,294
Hartford MidCap Value HLS Fund                         5,338,067       2,522,499
Hartford Money Market HLS Fund                        75,316,913      69,336,593
Hartford Mortgage Securities HLS Fund                  3,017,951       1,961,860
Hartford Small Company HLS Fund                        9,229,223       5,189,425

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Stock HLS Fund                              $26,317,782      $8,087,723
Hartford Value Opportunities HLS Fund                  8,794,678       5,668,672
Lord Abbett America's Value Portfolio                  3,363,569         217,266
Lord Abbett Growth & Income Portfolio                  3,436,241         219,669
MFS Investors Trust Series                               268,586          25,285
MFS New Discovery Series                               1,211,978         688,235
MFS Total Return Series                                6,952,949       2,600,478
U.S. Mid Cap Value                                     1,774,536         244,934
Oppenheimer Capital Appreciation Fund                  1,199,724         300,871
Oppenheimer Global Securities Fund                     3,780,887         389,142
Oppenheimer Main Street Fund                             702,293          60,267
Putnam VT Diversified Income Fund                         61,549         233,045
Putnam VT Global Asset Allocation Fund                     6,153         112,915
Putnam VT Global Equity Fund                           1,411,535       3,833,109
Putnam VT Growth and Income Fund                       5,984,843       3,586,493
Putnam VT Health Sciences Fund                            30,400         523,594
Putnam VT High Yield Fund                              7,108,480       6,303,931
Putnam VT Income Fund                                  7,805,774       3,101,456
Putnam VT International Growth and Income Fund           403,840         390,812
Putnam VT International Equity Fund                    7,570,155       4,504,260
Putnam VT International New Opportunities Fund            15,206         229,898
Putnam VT Investors Fund                                  14,671         526,344
Putnam VT Money Market Fund                               17,429         294,113
Putnam VT New Opportunities Fund                         742,199       2,198,379
Putnam VT New Value Fund                                 443,826         990,365
Putnam VT OTC & Emerging Growth Fund                          --         281,343
Putnam VT Small Cap Value Fund                         3,809,396         383,531
Putnam VT The George Putnam Fund of Boston               324,776         564,483
Putnam VT Utilities Growth and Income Fund                46,762         423,433
Putnam VT Vista Fund                                          54         311,760
Putnam VT Voyager Fund                                 1,176,658       4,163,106
Putnam VT Capital Opportunities Fund                   2,269,128         481,699
Putnam VT Equity Income Fund                           1,441,687         798,051
Van Kampen Life Investment Trust Comstock
 Portfolio                                             7,255,786         244,624
                                                  --------------  --------------
                                                    $692,161,577    $254,161,368
                                                  ==============  ==============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein                 962,241        171,853            790,388
 International Value
 Portfolio
AllianceBernstein                 448,173        152,097            296,076
 Small/Mid-Cap Value
 Portfolio
AllianceBernstein VPS             184,865          7,983            176,882
 International Growth
 Portfolio
AIM V.I. Capital                   85,290         37,692             47,598
 Appreciation Fund
AIM V.I. Core Equity Fund          37,330         21,871             15,459
AIM V.I. Mid Cap Core             271,860        189,805             82,055
 Equity Fund
AIM V.I. Small Cap Equity          68,795         17,501             51,294
 Fund
AIM V.I. Capital                  117,340         42,395             74,945
 Development Fund
American Funds Asset            1,584,565        840,056            744,509
 Allocation Fund
American Funds Blue Chip          936,030        476,617            459,413
 Income and Growth Fund
American Funds Bond Fund        2,258,982        846,269          1,412,713
American Funds Global           9,612,260      6,068,500          3,543,760
 Growth Fund
American Funds Growth Fund     44,985,287     28,187,792         16,797,495
American Funds                 30,537,673     20,657,561          9,880,112
 Growth-Income Fund
American Funds                  1,067,579        601,918            465,661
 International Fund
American Funds New World          507,004        225,922            281,082
 Fund
American Funds Global           4,798,828      3,428,819          1,370,009
 Small Capitalization
 Fund
Fidelity VIP Asset Manager             94        185,845           (185,751)
 Portfolio
Fidelity VIP Equity Income      2,130,981      2,937,315           (806,334)
 Fund Portfolio
Fidelity VIP Contrafund         1,348,827        429,779            919,048
 Portfolio
Fidelity VIP Overseas                  67        148,591           (148,524)
 Portfolio
Fidelity VIP Mid Cap              838,127        198,750            639,377
 Portfolio
Franklin Income Securities      1,761,006        235,451          1,525,555
 Fund
Franklin Small Cap Value          401,190        291,674            109,516
 Securities Fund
Mutual Shares Securities        1,346,660        439,526            907,134
 Fund
Templeton Growth                  705,438         91,573            613,865
 Securities Fund
Mutual Discovery                  992,625        167,190            825,435
 Securities Fund
Templeton Global Income           110,728          3,866            106,862
 Sercurities Fund
Hartford Advisers HLS Fund      5,632,404      6,422,572           (790,168)
Hartford Total Return Bond     14,036,794     11,867,752          2,169,042
 HLS Fund
Hartford Capital                4,470,890      6,595,559         (2,124,669)
 Appreciation HLS Fund
Hartford Dividend and           6,791,079      5,520,473          1,270,606
 Growth HLS Fund
Hartford Global Advisers              262        113,843           (113,581)
 HLS Fund
Hartford Global Growth HLS             --        136,337           (136,337)
 Fund
Hartford Global Technology             58        103,409           (103,351)
 HLS Fund
Hartford Disciplined            1,871,088      2,154,650           (283,562)
 Equity HLS Fund
Hartford Growth                   486,070        311,814            174,256
 Opportunities HLS Fund
Hartford Index HLS Fund         3,101,416      3,690,590           (589,174)
Hartford International            229,664        165,179             64,485
 Small Company HLS Fund
Hartford International          4,093,121      4,027,529             65,592
 Opportunities HLS Fund
Hartford MidCap HLS Fund        2,257,570      4,548,560         (2,290,990)
Hartford MidCap Value HLS         197,095        213,093            (15,998)
 Fund
Hartford Money Market HLS     153,356,780    152,450,668            906,112
 Fund
Hartford Mortgage               1,887,642      1,766,858            120,784
 Securities HLS Fund
Hartford Small Company HLS      2,813,227      3,985,697         (1,172,470)
 Fund

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Stock HLS Fund         6,087,845      6,164,594            (76,749)
Hartford Value                    430,719        424,578              6,141
 Opportunities HLS Fund
Lord Abbett America's             295,884         65,400            230,484
 Value Portfolio
Lord Abbett Growth &              294,446         82,000            212,446
 Income Portfolio
MFS Investors Trust Series         22,227          3,467             18,760
MFS New Discovery Series           88,369         71,749             16,620
MFS Total Return Series           648,243        445,893            202,350
U.S. Mid Cap Value                165,211         26,677            138,534
Oppenheimer Capital               128,065         55,808             72,257
 Appreciation Fund
Oppenheimer Global                332,976        100,630            232,346
 Securities Fund
Oppenheimer Main Street            64,782         14,115             50,667
 Fund
Putnam VT Diversified                   4         11,029            (11,025)
 Income Fund
Putnam VT Global Asset                 --          3,813             (3,813)
 Allocation Fund
Putnam VT Global Equity            66,034        148,170            (82,136)
 Fund
Putnam VT Growth and              121,423        165,751            (44,328)
 Income Fund
Putnam VT Health Sciences           3,172         38,353            (35,181)
 Fund
Putnam VT High Yield Fund         406,395        381,594             24,801
Putnam VT Income Fund             652,404        321,315            331,089
Putnam VT International               231         17,941            (17,710)
 Growth and Income Fund
Putnam VT International           257,454        359,693           (102,239)
 Equity Fund
Putnam VT International                 5         12,129            (12,124)
 New Opportunities Fund
Putnam VT Investors Fund              422         42,482            (42,060)
Putnam VT Money Market                 69        173,403           (173,334)
 Fund
Putnam VT New                      88,598        144,355            (55,757)
 Opportunities Fund
Putnam VT New Value Fund              183         44,045            (43,862)
Putnam VT OTC & Emerging               85         31,504            (31,419)
 Growth Fund
Putnam VT Small Cap Value         346,958         87,661            259,297
 Fund
Putnam VT The George                    1         34,325            (34,324)
 Putnam Fund of Boston
Putnam VT Utilities Growth             12         11,779            (11,767)
 and Income Fund
Putnam VT Vista Fund                  496         22,578            (22,082)
Putnam VT Voyager Fund            140,511        226,337            (85,826)
Putnam VT Capital                 151,697         68,434             83,263
 Opportunities Fund
Putnam VT Equity Income            97,058         84,608             12,450
 Fund
Van Kampen Life Investment        683,212        150,034            533,178
 Trust Comstock Portfolio

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein                 417,328         15,757            401,571
 International Value
 Portolio
AllianceBernstein                 306,391         34,330            272,061
 Small/Mid-Cap Value
 Portfolio
AIM V.I. Capital                  116,614         76,587             40,027
 Appreciation Fund
AIM V.I. Core Equity Fund          30,378         25,892              4,486
AIM V.I. Mid Cap Core             331,051        222,299            108,752
 Equity Fund
AIM V.I. Small Cap Equity          54,151          6,481             47,670
 Fund
AIM V.I. Capital                   53,651          5,952             47,699
 Development Fund
American Funds Asset            1,776,210        717,284          1,058,926
 Allocation Fund
American Funds Blue Chip          989,358        366,148            623,210
 Income and Growth Fund
American Funds Bond Fund        1,419,432        461,023            958,409
American Funds Global          11,614,693      6,840,762          4,773,931
 Growth Fund
American Funds Growth Fund     49,563,031     32,217,387         17,345,644
American Funds                 32,618,986     24,295,891          8,323,095
 Growth-Income Fund
American Funds                  1,277,352        617,230            660,122
 International Fund
American Funds New World          538,535        306,235            232,300
 Fund
American Funds Global           6,097,572      4,810,727          1,286,845
 Small Capitalization
 Fund
Fidelity VIP Asset Manager          8,820        176,653           (167,833)
 Portfolio
Fidelity VIP Equity Income      2,652,676      3,006,273           (353,597)
 Fund Portfolio
Fidelity VIP Contrafund         1,324,879        332,747            992,132
 Portfolio
Fidelity VIP Overseas              56,499        194,195           (137,696)
 Portfolio
Fidelity VIP Mid Cap              882,843        176,595            706,248
 Portfolio
Franklin Income Securities        660,146         56,104            604,042
 Fund
Franklin Small Cap Value          566,278        443,283            122,995
 Securities Fund
Mutual Shares Securities        1,087,149        337,714            749,435
 Fund
Templeton Growth                  279,044         12,172            266,872
 Securities Fund
Mutual Discovery                  429,450         36,951            392,499
 Securities Fund
Hartford Advisers HLS Fund      6,587,854      8,147,321         (1,559,467)
Hartford Total Return Bond     13,877,195      9,866,235          4,010,960
 HLS Fund
Hartford Capital                6,584,543      9,500,411         (2,915,868)
 Appreciation HLS Fund
Hartford Dividend and           6,707,924      6,313,663            394,261
 Growth HLS Fund
Hartford Global Advisers           15,345        172,444           (157,099)
 HLS Fund
Hartford Global Leaders                78        130,280           (130,202)
 HLS Fund
Hartford Global Technology             --        210,983           (210,983)
 HLS Fund
Hartford Disciplined            2,204,476      3,227,185         (1,022,709)
 Equity HLS Fund
Hartford Growth                   568,161        408,279            159,882
 Opportunities HLS Fund
Hartford Index HLS Fund         3,993,849      6,587,123         (2,593,274)
Hartford International            272,009        218,523             53,486
 Small Company HLS Fund
Hartford International          4,349,682      3,174,907          1,174,775
 Opportunities HLS Fund
Hartford MidCap HLS Fund        4,144,913      6,168,656         (2,023,743)
Hartford MidCap Value HLS         223,820        228,349             (4,529)
 Fund
Hartford Money Market HLS     144,711,293    144,519,272            192,021
 Fund
Hartford Mortgage               1,751,704      1,969,166           (217,462)
 Securities HLS Fund
Hartford Small Company HLS      4,648,436      7,100,202         (2,451,766)
 Fund
Hartford Stock HLS Fund         6,567,766      8,040,755         (1,472,989)
Hartford Value                    439,418        315,030            124,388
 Opportunities HLS Fund
Lord Abbett America's             244,840         25,536            219,304
 Value Portfolio

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Lord Abbett Growth &              336,505         34,275            302,230
 Income Portfolio
MFS Investors Trust Series         11,547          1,843              9,704
MFS New Discovery Series           88,772         43,753             45,019
MFS Total Return Series           759,252        378,327            380,925
Oppenheimer Capital               174,172         15,557            158,615
 Appreciation Fund
Oppenheimer Global                376,307         68,016            308,291
 Securities Fund
Oppenheimer Main Street            58,653          6,280             52,373
 Fund
Putnam VT Diversified               1,555         17,387            (15,832)
 Income Fund
Putnam VT Global Asset                141          8,254             (8,113)
 Allocation Fund
Putnam VT Global Equity           193,456        243,636            (50,180)
 Fund
Putnam VT Growth and              135,994        183,851            (47,857)
 Income Fund
Putnam VT Health Sciences           7,929         76,672            (68,743)
 Fund
Putnam VT High Yield Fund         484,659        349,116            135,543
Putnam VT Income Fund             339,641        184,245            155,396
Putnam VT International               502         32,156            (31,654)
 Growth and Income Fund
Putnam VT International           348,426        484,014           (135,588)
 Equity Fund
Putnam VT International             2,131         26,112            (23,981)
 New Opportunities Fund
Putnam VT Investors Fund            2,468         51,142            (48,674)
Putnam VT Money Market                 --        220,871           (220,871)
 Fund
Putnam VT New                     135,168        227,933            (92,765)
 Opportunities Fund
Putnam VT New Value Fund           14,585         51,790            (37,205)
Putnam VT OTC & Emerging           16,414         70,818            (54,404)
 Growth Fund
Putnam VT Small Cap Value         207,205         22,326            184,879
 Fund
Putnam VT The George                1,873         53,931            (52,058)
 Putnam Fund of Boston
Putnam VT Utilities Growth          2,289         15,117            (12,828)
 and Income Fund
Putnam VT Vista Fund                1,582         28,586            (27,004)
Putnam VT Voyager Fund            208,186        339,273           (131,087)
Putnam VT Capital                 112,957         43,594             69,363
 Opportunities Fund
Putnam VT Equity Income           102,145         89,383             12,762
 Fund
Van Kampen Life Investment        808,640        130,433            678,207
 Trust Comstock Portfolio

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges      1,191,959     $13.001625      $15,497,409
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        401,571      12.314196        4,945,023
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
ALLIANCEBERNSTEIN
 SMALL/MID-CAP VALUE PORTFOLIO
 2007  Lowest contract charges        610,187      11.656335        7,112,541
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        314,111      11.480951        3,606,288
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         42,050      10.053255          422,734
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2007  Lowest contract charges        176,882      11.735231        2,075,755
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        156,793      12.614437        1,977,854
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        109,195      11.261514        1,229,702
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         69,168      10.594074          732,771
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        111,443      15.685297        1,748,014
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         95,984      14.507758        1,392,514
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges        --              0.94%              5.58%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.07%             23.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
ALLIANCEBERNSTEIN
 SMALL/MID-CAP VALUE PORTFOLIO
 2007  Lowest contract charges        --              0.70%              1.53%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.18%             14.20%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               0.53%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2007  Lowest contract charges        --              1.50%             17.35%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges        --                --              12.01%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.08%              6.30%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.32%              5.94%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        --              1.25%              8.12%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.59%             15.24%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges      1,080,406     $17.005072      $18,372,373
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        998,351      15.522798       15,497,204
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        889,599      13.954120       12,413,573
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        463,562      12.966631        6,010,833
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         88,323      11.392463        1,006,216
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges        102,795      12.889339        1,324,958
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         51,501      12.253694          631,083
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          3,831      10.434113           39,968
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges        123,749      13.312750        1,647,444
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         48,804      12.010285          586,145
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          1,105      10.307493           11,394
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges        --              0.23%              9.55%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.01%             11.24%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.66%              7.62%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.28%             13.82%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              13.93%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges        --              0.05%              5.19%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              17.44%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               4.34%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges        --                --              10.85%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              16.52%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               3.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges      5,195,680     $15.977239      $83,012,623
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      4,451,171      14.994647       66,743,731
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      3,392,245      13.077484       44,362,026
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,897,005      11.982388       22,730,649
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        598,992      11.059916        6,624,797
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges      2,979,842      16.351739       48,725,591
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      2,520,429      16.027025       40,394,987
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,897,219      13.649702       25,896,470
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,125,655      12.728640       14,328,059
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        317,118      11.598516        3,678,104
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        --              2.29%              6.55%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.45%             14.66%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              2.67%              9.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              2.77%              8.34%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              3.88%             10.60%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2007  Lowest contract charges        --              2.59%              2.03%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.14%             17.42%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.97%              7.24%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.69%              9.74%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              15.99%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges      4,419,796     $12.252603      $54,154,000
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      3,007,083      11.857928       35,657,768
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      2,048,674      11.083750       22,706,993
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,378,007      10.910455       15,034,682
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        299,916      10.320517        3,095,291
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges     38,610,065       1.717724       66,321,436
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     35,066,305       1.495637       52,446,464
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     30,292,374       1.241944       37,621,432
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     23,858,545       1.088710       25,975,037
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     15,379,700       0.959325       14,754,131
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges        --              8.17%              3.33%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              3.84%              6.99%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              3.55%              1.59%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              3.09%              5.72%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --               3.21%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges        --              2.76%             14.85%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.86%             20.43%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.67%             14.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.44%             13.49%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.35%             35.27%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges    180,509,371     $1.325073    $239,188,093
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges    163,711,876      1.179431     193,086,862
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges    146,366,232      1.070088     156,624,748
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges    116,139,936      0.920977     106,962,210
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges     78,009,466      0.818667      63,863,776
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges    132,972,655      1.533170     203,869,686
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges    123,092,543      1.459565     179,661,567
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges    114,769,448      1.266953     145,407,497
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges     94,818,470      1.197136     113,510,605
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges     68,574,442      1.084618      74,377,074
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges        --                0.81%             12.35%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.84%             10.22%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                0.75%             16.19%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                0.20%             12.50%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                0.15%             36.81%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges        --                1.57%              5.04%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                1.61%             15.20%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                1.43%              5.83%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                0.99%             10.37%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                1.29%             32.43%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges      3,372,142    $25.993056     $87,652,268
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      2,906,481     21.656876      62,945,303
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      2,246,359     18.202405      40,889,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,329,103     14.981085      19,911,407
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        412,494     12.555634       5,179,126
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges      1,225,536     31.240624      38,286,497
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        944,454     23.629455      22,316,930
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        712,154     17.820884      12,691,218
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        302,753     14.760130       4,468,674
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        122,577     12.424553       1,522,967
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges        --                1.60%             20.02%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                1.78%             18.98%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                1.82%             21.50%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                1.88%             19.32%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                2.51%             25.56%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges        --                3.36%             32.21%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                1.55%             32.59%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                1.24%             20.74%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                1.94%             18.80%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                  --              24.25%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges     17,001,364     $2.468617     $41,969,856
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges     15,631,355      2.032992      31,778,420
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges     14,344,510      1.638805      23,507,855
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges     10,521,812      1.307366      13,755,859
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      6,866,359      1.081533       7,426,194
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges        939,830      2.625733       2,467,743
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,125,581      2.273295       2,558,778
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,293,414      2.118302       2,739,841
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,592,399      2.035964       3,242,068
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      2,152,872      1.930394       4,155,892
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        --                2.94%             21.43%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.46%             24.05%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                0.95%             25.35%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                  --              20.88%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                0.56%             53.53%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges        --                6.10%             15.50%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                2.77%              7.32%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                2.83%              4.04%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                3.07%              5.47%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                3.50%             17.98%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME
 FUND PORTFOLIO
 2007  Lowest contract charges        350,149    $12.616655      $4,417,713
    Highest contract charges       14,739,035      3.348026      49,346,671
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        194,435     12.458100       2,422,288
    Highest contract charges       15,701,083      3.297550      51,775,107
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         24,632     10.387944         255,874
    Highest contract charges       16,224,483      2.743539      44,512,501
    Remaining contract charges             --            --              --
 2004  Lowest contract charges     15,634,379      2.591536      40,517,055
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges     13,990,573      2.323637      32,509,013
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2007  Lowest contract charges      2,172,970     13.972661      30,362,173
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,253,922     11.911647      14,936,278
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        261,790     10.689654       2,798,445
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2007  Lowest contract charges      1,233,298      2.978729       3,673,659
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,381,822      2.539150       3,508,654
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,519,518      2.150376       3,267,534
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,972,121      1.806348       3,562,337
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges      2,953,825      1.589607       4,695,422
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP EQUITY INCOME
 FUND PORTFOLIO
 2007  Lowest contract charges        --                2.06%              1.27%
    Highest contract charges          --                1.79%              1.53%
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                3.29%             19.93%
    Highest contract charges          --                3.33%             20.19%
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                  --               3.88%
    Highest contract charges          --                1.57%              5.87%
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                1.46%             11.53%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                1.63%             30.33%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2007  Lowest contract charges        --                0.93%             17.30%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                1.09%             11.43%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                  --               6.90%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2007  Lowest contract charges        --                3.30%             17.31%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.88%             18.08%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                0.68%             19.05%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                1.32%             13.64%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                0.88%             43.37%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges      1,433,188    $13.783318     $19,754,089
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        793,811     11.950350       9,486,316
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         87,563     10.631702         930,940
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges      2,129,597     11.872911      25,284,515
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        604,042     11.443038       6,912,073
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges      1,439,788     18.707094      26,934,241
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,330,272     19.163059      25,492,086
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,207,277     16.381351      19,776,829
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        688,007     15.061082      10,362,130
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        153,500     12.170997       1,868,245
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges        --                0.50%             15.34%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.06%             12.40%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                  --               6.32%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
FRANKLIN INCOME SECURITIES
 FUND
 2007  Lowest contract charges        --                3.05%              3.76%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.44%             14.43%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges        --                0.64%             (2.38)%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.65%             16.98%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                0.71%              8.77%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                0.17%             23.75%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                  --              21.71%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges      3,081,894    $17.350672     $53,472,924
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      2,174,760     16.767268      36,464,775
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,425,325     14.163953      20,188,237
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        618,909     12.811952       7,929,434
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2003  Lowest contract charges        192,981     11.375095       2,195,175
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
TEMPLETON GROWTH SECURITIES
 FUND
 2007  Lowest contract charges        880,737     11.955902      10,530,007
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        266,872     11.681704       3,117,522
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
MUTUAL DISCOVERY SECURITIES
 FUND
 2007  Lowest contract charges      1,217,934     12.787292      15,574,071
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        392,499     11.432675       4,487,312
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                   INVESTMENT
                                   EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*           RATIO**            RETURN***
------------------------------  ----------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges        --                1.39%              3.48%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                1.28%             18.38%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2005  Lowest contract charges        --                0.83%             10.55%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2004  Lowest contract charges        --                0.79%             12.63%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2003  Lowest contract charges        --                  --              13.75%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
TEMPLETON GROWTH SECURITIES
 FUND
 2007  Lowest contract charges        --                1.22%              2.35%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.20%             16.82%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
MUTUAL DISCOVERY SECURITIES
 FUND
 2007  Lowest contract charges        --                1.35%             11.85%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --
 2006  Lowest contract charges        --                0.11%             14.33%
    Highest contract charges          --                  --                 --
    Remaining contract charges        --                  --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2007  Lowest contract charges        106,862     $11.007928       $1,176,326
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges     33,332,244       3.408043      113,597,721
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     34,122,412       3.195934      109,052,976
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     35,681,879       2.886947      103,011,694
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     37,581,626       2.692139      101,174,960
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     35,312,945       2.594991       91,636,775
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges     49,282,042       2.472569      121,853,248
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     47,113,000       2.362266      111,293,438
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     43,102,040       2.254006       97,152,256
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     38,295,847       2.200121       84,255,497
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     35,237,478       2.102885       74,100,364
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2007  Lowest contract charges        --              0.31%             10.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges        --              2.25%              6.64%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.39%             10.70%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              3.26%              7.24%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              2.11%              3.74%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              2.51%             18.49%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges        --              5.38%              4.67%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              5.16%              4.80%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              7.62%              2.45%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              4.62%              4.62%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              3.89%              7.85%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges     37,055,940      $7.674740     $284,394,702
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     39,180,609       6.569283      257,388,510
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     42,096,477       5.633312      237,142,587
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     41,301,396       4.875404      201,360,991
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     37,235,676       4.084473      152,088,111
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges     29,893,725       4.404234      131,658,960
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     28,623,119       4.068371      116,449,466
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     28,228,858       3.380148       95,417,719
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     26,014,070       3.190025       82,985,534
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     23,934,455       2.837561       67,915,477
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges        811,600       1.788088        1,451,213
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        925,181       1.533670        1,418,923
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,082,280       1.409162        1,525,109
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,263,492       1.363233        1,722,434
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      1,697,020       1.209099        2,051,865
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges        --              0.12%             16.83%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.34%             16.62%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.97%             15.55%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.37%             19.36%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.66%             42.38%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges        --              1.72%              8.26%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.85%             20.36%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.96%              5.96%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.45%             12.42%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.71%             26.80%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges        --              0.84%             16.59%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.84%              8.84%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              3.60%              3.37%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.02%             12.75%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.64%             22.26%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2007  Lowest contract charges      1,150,466      $1.615778       $1,858,896
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      1,286,803       1.292115        1,662,698
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,417,005       1.131997        1,604,046
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,745,296       1.103429        1,925,810
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      2,163,229       0.925806        2,002,731
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges      1,555,041       1.034928        1,609,355
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      1,658,392       0.908928        1,507,359
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,869,375       0.823643        1,539,698
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      2,117,674       0.740995        1,569,186
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      2,461,200       0.731126        1,799,448
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2007  Lowest contract charges     11,286,168       1.662814       18,766,799
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     11,569,730       1.534766       17,756,828
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     12,592,439       1.364817       17,186,375
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     12,656,983       1.280563       16,208,064
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     12,101,127       1.181232       14,294,239
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2007  Lowest contract charges        --              0.05%             25.05%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.78%             14.15%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.77%              2.59%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.51%             19.19%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.41%             35.57%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges        --                --              13.86%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              10.36%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.29%             11.15%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --               1.35%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              60.22%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2007  Lowest contract charges        --              1.02%              8.34%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.11%             12.45%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.17%              6.58%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.13%              8.41%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.32%             28.82%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges      1,175,068     $23.902204      $28,086,702
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      1,000,812      18.435854       18,450,834
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        840,930      16.452771       13,835,626
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        419,784      14.145761        5,938,165
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        172,449      12.071320        2,081,688
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges     17,451,761       3.960309       69,114,367
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     18,040,935       3.764477       67,914,686
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     20,634,209       3.260543       67,278,725
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     21,603,151       3.120058       67,403,085
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     22,692,657       2.826298       64,136,211
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges        593,631      25.232430       14,978,763
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        529,146      23.147960       12,248,659
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        475,660      17.897193        8,512,985
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        318,147      15.090922        4,801,134
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         60,714      12.902318          783,347
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        --              0.16%             29.65%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.87%             12.05%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.28%             16.31%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --              17.19%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              20.71%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges        --              1.65%              5.20%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.65%             15.46%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.91%              4.50%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.26%             10.39%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.47%             28.13%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges        --              1.78%              9.01%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.99%             29.34%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              3.09%             18.60%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --              16.96%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              2.43%             29.02%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges     14,965,810      $3.753520      $56,174,468
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     14,900,218       2.945663       43,891,021
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     13,725,443       2.366771       32,484,981
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     11,993,545       2.064885       24,765,291
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     10,857,968       1.748699       18,987,317
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges     22,329,389       4.190281       93,566,414
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     24,620,379       3.634263       89,476,933
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     26,644,122       3.252335       86,655,611
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     28,747,521       2.784937       80,060,035
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     28,335,296       2.391809       67,772,616
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges        914,287      19.402626       17,739,574
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        930,285      18.998199       17,673,734
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        934,814      16.116626       15,066,050
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        940,825      14.653166       13,786,071
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        233,125      12.599619        2,937,288
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges        --              1.16%             27.43%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.75%             24.46%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --              14.62%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.76%             18.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.99%             33.10%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges        --              0.47%             15.30%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.07%             11.74%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.40%             16.78%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.27%             16.44%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.27%             37.67%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges        --              0.54%              2.13%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.92%             17.88%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.60%              9.99%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.12%             16.30%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              26.00%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges     53,752,878      $1.757923      $94,493,420
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     52,846,766       1.675089       88,523,036
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     52,654,745       1.599845       84,239,431
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     54,505,878       1.555598       84,789,235
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     61,390,306       1.541051       94,605,592
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges      6,619,609       2.211555       14,639,629
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      6,498,825       2.139020       13,901,117
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      6,716,287       2.043515       13,724,834
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      6,732,235       1.996349       13,439,890
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      6,094,981       1.917343       11,686,169
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD SMALL COMPANY HLS
 FUND
 2007  Lowest contract charges     18,653,472       2.545893       47,489,744
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     19,825,942       2.228805       44,188,159
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     22,277,708       1.947811       43,392,764
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     25,291,538       1.609664       40,710,878
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     25,327,621       1.434873       36,341,920
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges        --              4.81%              4.95%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              4.60%              4.70%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              2.80%              2.84%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.93%              0.94%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.75%              0.75%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges        --              5.58%              3.39%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --             10.36%              4.67%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              4.05%              2.36%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              4.64%              4.12%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              3.28%              2.29%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD SMALL COMPANY HLS
 FUND
 2007  Lowest contract charges        --              0.23%             14.23%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.18%             14.43%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --              21.01%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --              12.18%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              55.87%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges     29,779,482      $4.073434     $121,304,754
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges     29,856,231       3.846378      114,838,351
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges     31,329,220       3.354778      105,102,579
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges     32,792,762       3.060365      100,357,820
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges     32,850,173       2.937881       96,509,899
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        925,760      17.686037       16,373,016
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        919,619      18.873752       17,356,653
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        795,231      15.857149       12,610,091
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        512,082      14.638700        7,496,218
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         74,533      12.314438          917,835
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges        499,026      11.828624        5,902,789
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        268,542      11.466028        3,079,105
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         49,238      10.009346          492,838
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges        --              1.03%              5.90%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.35%             14.65%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.89%              9.62%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.11%              4.17%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.26%             26.47%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        --              1.20%             (6.29)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.43%             19.02%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.58%              8.32%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.30%             18.87%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              23.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges        --              3.86%              3.16%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              3.92%             14.55%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --             20.50%              0.09%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2007  Lowest contract charges        541,667     $12.579832       $6,814,082
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        329,221      12.161720        4,003,892
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         26,991      10.370449          279,911
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges         29,142      13.010156          379,137
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         10,382      11.794638          122,454
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges            678      10.438310            7,080
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges        231,988      15.767530        3,657,870
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        215,368      15.380400        3,312,445
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        170,349      13.585071        2,314,207
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        117,220      12.907985        1,513,076
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         39,290      12.118057          476,121
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2007  Lowest contract charges        --              1.46%              3.44%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.39%             17.27%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              8.76%              3.70%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges        --              0.65%             10.31%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.45%             12.99%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               4.38%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges        --                --               2.52%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              13.22%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               5.25%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --               6.52%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              21.18%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges      2,204,103     $14.382866      $31,701,317
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      2,001,753      13.801173       27,626,534
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,620,828      12.334140       19,991,517
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        674,623      11.995951        8,092,748
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        217,592      10.776006        2,344,775
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
U.S. MID CAP VALUE
 2007  Lowest contract charges        138,534      10.757939        1,490,344
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges        245,592      12.768186        3,135,760
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        173,335      11.214030        1,943,789
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         14,720      10.414050          153,291
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2007  Lowest contract charges        602,714      13.334725        8,037,025
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        370,368      12.570301        4,655,631
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         62,077      10.710592          664,878
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges        --              2.40%              4.22%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.20%             11.89%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.56%              2.82%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.30%             11.32%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --               7.76%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
U.S. MID CAP VALUE
 2007  Lowest contract charges        --              0.04%              7.58%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges        --              0.01%             13.86%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.05%              7.68%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               4.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2007  Lowest contract charges        --              0.99%              6.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.45%             17.36%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               7.11%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2007  Lowest contract charges        105,978     $12.387474       $1,312,796
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         55,311      11.893698          657,851
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges          2,938      10.364164           30,453
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2007  Lowest contract charges         53,249      21.692473        1,155,105
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         64,274      20.819828        1,338,184
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         80,106      19.530112        1,564,474
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         95,856      18.910417        1,812,684
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        140,665      17.256953        2,427,445
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2007  Lowest contract charges         26,587      29.602231          787,030
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         30,400      28.694786          872,313
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         38,513      25.385139          977,666
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         50,259      23.680233        1,190,136
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         70,094      21.674078        1,519,218
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2007  Lowest contract charges        --              0.66%              4.15%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.19%             14.76%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               3.64%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2007  Lowest contract charges        --              5.07%              4.19%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              6.21%              6.60%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              7.73%              3.28%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              9.62%              9.58%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --             12.70%             20.27%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        --              0.73%              3.16%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              3.01%             13.04%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.46%              7.20%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              3.38%              9.26%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              4.42%             22.04%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges        232,829     $32.591358       $7,588,225
    Highest contract charges           27,071      19.251565          521,150
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        314,971      29.800420        9,386,265
    Highest contract charges           27,065      17.658324          477,916
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        370,485      24.129019        8,939,431
    Highest contract charges           21,731      14.331216          311,436
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        369,863      22.118357        8,180,767
    Highest contract charges           13,935      13.174300          183,590
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        450,255      19.412578        8,740,616
    Highest contract charges            6,597      11.588901           76,449
    Remaining contract charges             --             --               --
PUTNAM VT GROWTH AND INCOME
 FUND
 2007  Lowest contract charges        108,598      14.469512        1,571,351
    Highest contract charges          658,382      35.071434       23,090,406
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         89,257      15.399391        1,374,504
    Highest contract charges          722,051      37.228527       26,880,905
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         65,094      13.285600          864,808
    Highest contract charges          794,071      32.040356       25,442,316
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         39,019      12.625543          492,632
    Highest contract charges          889,034      30.370460       27,000,360
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         16,049      11.362976          182,359
    Highest contract charges          975,368      27.270997       26,599,252
    Remaining contract charges             --             --               --
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges        162,568      14.336048        2,330,583
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        197,749      14.388482        2,845,311
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        266,492      13.960596        3,720,381
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        327,666      12.300632        4,030,492
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        461,265      11.463412        5,287,672
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges        --              2.29%              9.37%
    Highest contract charges          --              1.91%              9.02%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.59%             23.50%
    Highest contract charges          --              0.31%             23.22%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.98%              9.09%
    Highest contract charges          --              0.67%              8.78%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              2.29%             13.94%
    Highest contract charges          --              1.57%             13.68%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.26%             29.54%
    Highest contract charges          --                --              15.89%
    Remaining contract charges        --                --                 --
PUTNAM VT GROWTH AND INCOME
 FUND
 2007  Lowest contract charges        --              1.20%             (6.04)%
    Highest contract charges          --              1.58%             (5.79)%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.36%             15.91%
    Highest contract charges          --              1.78%             16.19%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.26%              5.23%
    Highest contract charges          --              1.81%              5.50%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.09%             11.11%
    Highest contract charges          --              1.81%             11.37%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              13.63%
    Highest contract charges          --              2.32%             27.69%
    Remaining contract charges        --                --                 --
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges        --              1.13%             (0.36)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.53%              3.07%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.31%             13.50%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.41%              7.30%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.88%             18.80%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges        483,447     $25.975431      $12,557,754
    Highest contract charges          610,895      14.160292        8,650,445
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        586,342      25.143715       14,742,812
    Highest contract charges          483,199      13.775449        6,656,281
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        583,930      22.734033       13,275,089
    Highest contract charges          350,068      12.463889        4,363,203
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        644,866      21.972422       14,169,259
    Highest contract charges          193,274      12.089639        2,336,608
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        636,939      19.796707       12,609,302
    Highest contract charges           56,243      10.936633          615,105
    Remaining contract charges             --             --               --
PUTNAM VT INCOME FUND
 2007  Lowest contract charges        629,425      22.479655       14,149,259
    Highest contract charges          709,066      11.701925        8,297,439
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        633,780      21.318359       13,511,142
    Highest contract charges          373,622      11.120988        4,155,042
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        626,110      20.337007       12,733,204
    Highest contract charges          225,896      10.640021        2,403,538
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        600,080      19.822044       11,894,811
    Highest contract charges           93,996      10.394738          977,067
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        619,795      18.928406       11,731,733
    Highest contract charges           21,811       9.953490          217,094
    Remaining contract charges             --             --               --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges         84,515      22.199807        1,876,212
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        102,225      20.691059        2,115,150
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        133,879      16.212019        2,170,454
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        159,786      14.179491        2,265,683
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        206,721      11.688479        2,416,253
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges        --              7.88%              3.31%
    Highest contract charges          --              7.10%              2.79%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              7.68%             10.60%
    Highest contract charges          --              6.60%             10.52%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              8.28%              3.47%
    Highest contract charges          --              6.89%              3.10%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              7.95%             10.99%
    Highest contract charges          --              6.07%             10.54%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              9.51%             26.86%
    Highest contract charges          --                --               9.37%
    Remaining contract charges        --                --                 --
PUTNAM VT INCOME FUND
 2007  Lowest contract charges        --              5.15%              5.45%
    Highest contract charges          --              4.50%              5.22%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              4.45%              4.83%
    Highest contract charges          --              3.74%              4.52%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              3.31%              2.60%
    Highest contract charges          --              2.53%              2.36%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              4.29%              4.72%
    Highest contract charges          --              3.06%              4.43%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              4.71%              4.70%
    Highest contract charges          --                --              (0.47)%
    Remaining contract charges        --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges        --              1.95%              7.29%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.43%             27.63%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.07%             14.33%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.50%             21.31%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              2.14%             38.37%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges        304,202     $21.369414       $6,500,614
    Highest contract charges        1,284,407      21.872886       28,093,687
    Remaining contract charges             --             --               --
 2006  Lowest contract charges      1,414,573      20.138797       28,487,805
    Highest contract charges          276,275      19.719498        5,448,013
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,589,137      15.728136       24,994,157
    Highest contract charges          237,299      15.439804        3,663,846
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,791,572      13.986237       25,057,352
    Highest contract charges          160,587      13.761280        2,209,880
    Remaining contract charges             --             --               --
 2003  Lowest contract charges             --      10.983758               --
    Highest contract charges           57,634      11.843322          682,574
    Remaining contract charges      2,027,054             --       24,338,608
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges         67,157      19.444746        1,305,853
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         79,281      17.128684        1,357,974
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        103,262      13.548679        1,399,069
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        130,575      11.419666        1,491,120
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        191,668      10.050111        1,926,282
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges        174,815      11.636062        2,034,162
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        216,875      12.236223        2,653,731
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        265,549      10.711383        2,844,392
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        344,035       9.824339        3,379,917
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        495,501       8.688642        4,305,228
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges        --              2.64%              8.37%
    Highest contract charges          --              2.99%              8.61%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              39.97%
    Highest contract charges          --              0.58%             27.72%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.69%             12.45%
    Highest contract charges          --              1.28%             12.20%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.70%             16.49%
    Highest contract charges          --              1.00%             16.19%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              2.08%             28.89%
    Highest contract charges          --                --              18.43%
    Remaining contract charges        --                --                 --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges        --              1.10%             13.52%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.60%             26.42%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.90%             18.64%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.34%             13.63%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.65%             33.59%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges        --              0.61%             (4.91)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.67%             14.24%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.31%              9.03%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.71%             13.07%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.81%             27.25%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges        134,367      $1.746726         $234,701
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        307,701       1.662379          511,516
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        528,572       1.588794          839,793
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        722,648       1.545717        1,117,009
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      1,855,996       1.531768        2,842,955
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2007  Lowest contract charges         78,538      16.046422        1,260,247
    Highest contract charges          535,002      25.945436       13,880,856
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         72,449      15.175568        1,099,454
    Highest contract charges          596,848      24.472443       14,606,328
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         63,761      13.979089          891,316
    Highest contract charges          698,301      22.488065       15,703,448
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         41,135      12.708018          522,745
    Highest contract charges          790,222      20.383662       16,107,620
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         17,106      11.520422          197,072
    Highest contract charges          876,984      18.434963       16,167,167
    Remaining contract charges             --             --               --
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges        154,164      20.677264        3,187,689
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        198,026      21.678201        4,292,843
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        235,231      18.642121        4,385,208
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        278,412      17.564560        4,890,177
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        352,099      15.171400        5,341,837
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges        --              4.94%              5.07%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              4.48%              4.63%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              2.72%              2.79%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.85%              0.91%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.77%              0.76%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2007  Lowest contract charges        --                --               5.74%
    Highest contract charges          --              0.16%              6.02%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --               8.56%
    Highest contract charges          --              0.18%              8.82%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.09%             10.00%
    Highest contract charges          --              0.37%             10.32%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --              10.31%
    Highest contract charges          --                --              10.57%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              15.20%
    Highest contract charges          --                --              32.70%
    Remaining contract charges        --                --                 --
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges        --              1.42%             (4.62)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.30%             16.29%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              1.09%              6.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              1.10%             15.77%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              1.71%             32.86%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2007  Lowest contract charges        117,483      $9.000886       $1,057,452
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        148,902       7.974374        1,187,401
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        203,306       7.077526        1,438,904
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        255,513       6.548058        1,673,111
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        400,148       6.007790        2,404,004
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges        455,960      10.300530        4,696,633
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        196,663      11.801519        2,320,921
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         11,784      10.061432          118,569
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2007  Lowest contract charges        137,415      16.092548        2,211,354
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        171,739      15.910698        2,732,480
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        223,797      14.177205        3,172,817
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        296,952      13.603625        4,039,629
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        396,933      12.540269        4,977,645
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2007  Lowest contract charges        --                --              12.87%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --              12.67%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               8.09%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --               8.99%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              35.94%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges        --              0.48%            (12.72)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.15%             17.30%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               0.61%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2007  Lowest contract charges        --              3.09%              1.14%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              2.69%             12.23%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              2.39%              4.22%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              2.26%              8.48%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              2.89%             17.35%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges         61,013     $38.103792       $2,324,819
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges         72,780      31.688447        2,306,288
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         85,608      24.890887        2,130,862
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         99,564      22.847531        2,274,779
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        137,086      18.747452        2,570,009
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT VISTA FUND
 2007  Lowest contract charges         90,720      14.185345        1,286,894
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        112,802      13.629598        1,537,452
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        139,806      12.891632        1,802,322
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        182,834      11.461246        2,095,503
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges        289,178       9.639100        2,787,413
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges        770,784      34.117626       26,297,314
    Highest contract charges          138,363      13.849855        1,916,309
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        862,426      32.251178       27,814,265
    Highest contract charges          132,547      13.125279        1,739,712
    Remaining contract charges             --             --               --
 2005  Lowest contract charges      1,005,479      30.510819       30,677,983
    Highest contract charges          120,581      12.448612        1,501,065
    Remaining contract charges             --             --               --
 2004  Lowest contract charges      1,147,913      28.800926       33,060,950
    Highest contract charges           88,558      11.778147        1,043,051
    Remaining contract charges             --             --               --
 2003  Lowest contract charges      1,309,014      27.341904       35,790,947
    Highest contract charges           26,711      11.213819          299,532
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges        --              1.94%             20.25%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              3.20%             27.31%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              2.15%              8.94%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              2.59%             21.87%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              4.46%             25.00%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT VISTA FUND
 2007  Lowest contract charges        --                --               4.08%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --                --               5.72%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --              12.48%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --                --              18.90%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --                --              33.42%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges        --              0.03%              5.79%
    Highest contract charges          --                --               5.52%
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.38%              5.70%
    Highest contract charges          --              0.11%              5.44%
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.93%              5.94%
    Highest contract charges          --              0.60%              5.69%
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.48%              5.34%
    Highest contract charges          --              0.16%              5.03%
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.65%             25.16%
    Highest contract charges          --                --              12.14%
    Remaining contract charges        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   UNIT          CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2007  Lowest contract charges        302,127     $16.311191       $4,928,053
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        218,864      18.033203        3,946,824
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        149,501      15.651902        2,339,978
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges         67,863      14.208783          964,247
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         28,142      12.028998          338,515
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges        354,275      16.442989        5,825,340
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        341,825      15.934960        5,446,972
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges        329,063      13.408382        4,412,197
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2004  Lowest contract charges        215,316      12.708724        2,736,390
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2003  Lowest contract charges         40,862      11.365596          464,415
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
VAN KAMPEN LIFE INVESTMENT
 TRUST COMSTOCK PORTFOLIO
 2007  Lowest contract charges      1,297,612      11.765234       15,266,707
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2006  Lowest contract charges        764,434      12.045674        9,208,128
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --
 2005  Lowest contract charges         86,227      10.380228          895,056
    Highest contract charges               --             --               --
    Remaining contract charges             --             --               --

                                                  INVESTMENT
                                   EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**           RETURN***
------------------------------  --------------------------------------------------
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2007  Lowest contract charges        --                --              (9.55)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.08%             15.21%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --              10.16%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.37%             18.12%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              5.15%             20.29%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges        --              1.25%              3.19%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              1.16%             18.84%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --              0.91%              5.51%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2004  Lowest contract charges        --              0.07%             11.82%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2003  Lowest contract charges        --              0.96%             13.66%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
VAN KAMPEN LIFE INVESTMENT
 TRUST COMSTOCK PORTFOLIO
 2007  Lowest contract charges        --              1.31%             (2.33)%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2006  Lowest contract charges        --              0.70%             16.04%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --
 2005  Lowest contract charges        --                --               3.80%
    Highest contract charges          --                --                 --
    Remaining contract charges        --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses,

-------------------------------------------------------------------------------

      such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Child Insurance, Lifetime No Lapse, Yearly Renewable Term Life Insurance, Waiver of Scheduled Premium Option, Estate Protection, Guaranteed Withdrawal Benefit and Last Survivor Yearly Renewable Term.

    These deductions range from

       -   $.01 - $.010 per $1,000 of Face Amount

       -   $.091 - $999.96 per $1,000 of net amount at risk

       -   6.9% - 34.5% of the monthly deduction amount

       -   $.039 - $.20 per $1.00 of the specified amount

       -   $.083 -$2.196 per $1,000 of benefit

       -   $.01 - $.06 per $1,000 of Face Amount

       -   $.06 - $86.13 per net amount at risk

       -   11% each time waived

       -   $.25 - $8.92 per $1,000 of Face Amount

       -   .5% - .75% per $1,000 of Face Amount

       -   $.0012 - $27.89 per 1,000 of Face Amount

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)    Contracts of Reinsurance.(5)
(h)    Form of Participation Agreement.(7)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(7)
(m)    Calculations.(7)
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-127379, on November 10, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-127379, filed on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed on April 9, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
John Keenan                         Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Ritchey                      Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer and Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken                    Chief Financial Officer, Controller/FINOP
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Director
William D. Wilcox               AML Compliance Officer, Chief Legal Officer and Secretary
Joseph F. Mahoney               Vice President/IIP/HLPP
James Davey                     Senior Vice President/RPG Business Line Principal, Director
John C. Walters                 Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2008.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, President, Chief Executive Officer and Chairman   *By:   /s/ Jerry K. Scheinfeldt
 of the Board, Director*
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 9, 2008
 Investment Officer, Director*

333-127380

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel
      1.2  Consent of Deloitte & Touche, LLP
      1.3  Copy of Power of Attorney.